UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 13.86%, while the Index returned 14.62%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.25%	25.03%	28.36%	30.22%	30.01%	31.10%	12.31%	12.35%	13.53%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.25%	25.03%	28.36%	274.47%	271.37%	287.27%	218.21%	219.17%	254.24%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	39.07%
Energy	17.98
Communications	13.91
Industrial	12.05
Basic Materials	10.20
Utilities	6.60
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
OMV AG	17.98%
Erste Bank der Oesterreichischen Sparkassen AG	16.25
Telekom Austria AG	13.91
Oesterreichische Elektrizitaetswirtschafts AG Class A	5.10
Wienerberger Baustoffindustrie AG	4.86
Immofinanz Immobilien Anlage AG	4.81
Raiffeisen International Bank Holding AG	4.81
Meinl European Land Ltd.	4.68
Voestalpine AG	4.64
CA Immobilien Anlagen AG	3.94

TOTAL	80.98%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 13.50%, while the Index returned 14.47%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.67%	13.12%	14.44%	13.77%	13.89%	11.58%	9.55%	9.53%	9.85%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.67%	13.12%	14.44%	90.57%	91.57%	72.95%	148.22%	147.75%	155.14%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	53.18%
Consumer Non-Cyclical	16.57
Basic Materials	9.46
Diversified	8.41
Communications	6.01
Industrial	4.90
Consumer Cyclical	1.13
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Fortis	23.72%
KBC Groupe	14.56
Dexia Group	10.23
InBev	5.03
Solvay SA	4.94
Groupe Bruxelles Lambert SA	4.86
Umicore	4.52
Cofinimmo	4.21
Belgacom SA	4.12
Delhaize Group	3.91

TOTAL	80.10%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2006

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 13.16%, while the Index returned 13.54%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.63%	14.79%	14.91%	6.18%	6.01%	6.48%	1.85%	1.86%	2.21%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.63%	14.79%	14.91%	34.93%	33.90%	36.88%	10.82%	10.88%	13.01%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	32.81%
Communications	12.86
Consumer Non-Cyclical	11.79
Industrial	10.47
Utilities	8.54
Energy	7.53
Consumer Cyclical	6.66
Basic Materials	5.23
Technology	2.89
Diversified	0.90
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Total SA (France)	3.99%
Sanofi-Aventis (France)	2.53
Banco Santander Central Hispano SA (Spain)	2.48
Nokia OYJ (Finland)	2.18
ENI SpA (Italy)	2.14
Siemens AG (Germany)	2.10
ING Groep NV (Netherlands)	2.02
BNP Paribas SA (France)	2.01
Banco Bilbao Vizcaya Argentaria SA (Spain)	1.98
E.ON AG (Germany)	1.97

TOTAL	23.40%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES ® MSCI FRANCE INDEX FUND

Performance as of February 28, 2006

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 10.07%, while the Index returned 10.33%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.51%	13.42%	13.84%	5.81%	5.76%	6.08%	10.56%	10.55%	10.81%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.51%	13.42%	13.84%	32.63%	32.34%	34.33%	171.95%	171.87%	178.17%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	21.16%
Consumer Non-Cyclical	19.94
Energy	14.09
Industrial	11.60
Communications	10.74
Consumer Cyclical	7.27
Utilities	5.96
Basic Materials	3.94
Technology	2.98
Diversified	2.17
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Total SA	13.58%
Sanofi-Aventis	8.71
BNP Paribas SA	6.83
AXA	5.17
Societe Generale Class A	4.89
Suez SA	3.60
France Telecom	3.59
Vivendi Universal SA	3.40
Carrefour SA	2.74
Groupe Danone	2.69

TOTAL	55.20%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES ® MSCI GERMANY INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 16.17%, while the Index returned 16.41%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.55%	20.07%	19.82%	4.59%	4.68%	4.66%	7.60%	7.63%	8.04%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.55%	20.07%	19.82%	25.18%	25.72%	25.58%	107.64%	108.14%	116.23%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	26.20%
Industrial	15.27
Consumer Cyclical	15.13
Utilities	14.08
Basic Materials	9.72
Consumer Non-Cyclical	7.11
Technology	6.99
Communications	5.32
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Siemens AG	9.81%
E.ON AG	9.22
Allianz AG	8.16
Deutsche Bank AG	7.28
DaimlerChrysler AG	6.67
SAP AG	5.92
BASF AG	4.93
Deutsche Telekom AG	4.89
RWE AG	4.60
Bayer AG	3.55

TOTAL	65.03%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES ® MSCI ITALY INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 7.55%, while the Index returned 7.91%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.38%	7.62%	7.33%	8.14%	8.18%	8.07%	12.05%	12.05%	11.94%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.38%	7.62%	7.33%	47.89%	48.16%	47.41%	210.83%	210.85%	207.81%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	46.99%
Energy	17.70
Communications	14.66
Utilities	9.30
Consumer Cyclical	4.14
Consumer Non-Cyclical	4.10
Industrial	2.83
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
ENI SpA	17.70%
UniCredito Italiano SpA	12.44
Enel SpA	7.38
Telecom Italia SpA	6.99
Sanpaolo IMI SpA	4.97
Assicurazioni Generali SpA	4.82
Banca Intesa SpA	4.31
Banche Popolari Unite Scrl	3.48
Telecom Italia SpA RNC	3.42
Capitalia SpA	3.34

TOTAL	68.85%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 16.30%, while the Index returned 17.17%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.97%	13.74%	14.46%	2.10%	2.09%	3.05%	6.50%	6.48%	7.80%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.97%	13.74%	14.46%	10.96%	10.90%	16.21%	87.32%	87.00%	111.41%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	40.12%
Consumer Non-Cyclical	21.09
Industrial	14.56
Communications	12.72
Basic Materials	6.34
Technology	3.85
Consumer Cyclical	1.30
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
ING Groep NV	17.78%
ABN AMRO Holding NV	12.76
Koninklijke Philips Electronics NV	10.25
Unilever NV CVA	8.96
AEGON NV	4.97
Koninklijke KPN NV	4.83
TNT NV	4.31
Akzo Nobel NV	4.18
Koninklijke Ahold NV	3.65
Reed Elsevier NV	3.47

TOTAL	75.16%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 13.79%, while the Index returned 14.34%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.60%	13.77%	14.28%	11.59%	11.57%	11.29%	14.65%	14.63%	14.98%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.60%	13.77%	14.28%	73.02%	72.90%	70.72%	290.63%	290.05%	302.09%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	42.31%
Communications	17.80
Utilities	14.96
Consumer Non-Cyclical	7.70
Industrial	6.60
Energy	5.60
Consumer Cyclical	2.88
Basic Materials	1.27
Technology	0.75
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Banco Santander Central Hispano SA	18.88%
Telefonica SA	15.86
Banco Bilbao Vizcaya Argentaria SA	14.16
Repsol YPF SA	4.89
Endesa SA	4.86
Iberdrola SA	4.74
Banco Popular Espanol SA	4.44
Altadis SA	3.16
Actividades de Construcciones y Servicios SA	2.90
Gas Natural SDG SA	2.35

TOTAL	76.24%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 12.15%, while the Index returned 12.45%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.43%	14.69%	14.56%	8.30%	8.40%	7.86%	10.94%	10.93%	12.16%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.43%	14.69%	14.56%	48.99%	49.69%	45.98%	181.54%	181.37%	213.87%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Communications	27.30%
Financial	22.31
Industrial	17.89
Consumer Cyclical	17.51
Consumer Non-Cyclical	7.85
Basic Materials	5.74
Energy	0.75
Technology	0.61
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Telefonaktiebolaget LM Ericsson Class B	20.23%
Nordea Bank AB	9.80
Hennes & Mauritz AB Class B	6.93
Svenska Handelsbanken AB Class A	5.41
Sandvik AB	4.35
Skandinaviska Enskilda Banken AB Class A	4.18
TeliaSonera AB	3.99
Volvo AB Class B	3.81
Svenska Cellulosa AB Class B	3.27
Electrolux AB Series B	3.16

TOTAL	65.13%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 15.63%, while the Index returned 16.04%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.83%	15.88%	18.89%	6.02%	6.01%	7.57%	7.24%	7.24%	8.67%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.83%	15.88%	18.89%	33.96%	33.91%	44.03%	100.78%	100.75%	129.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Consumer Non-Cyclical	45.93%
Financial	28.33
Industrial	9.30
Basic Materials	7.41
Consumer Cyclical	6.09
Communications	1.92
Technology	0.86
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Novartis AG	12.96%
Roche Holding AG Genusschein	12.45
UBS AG Registered	11.87
Nestle SA Registered	11.86
Credit Suisse Group	4.83
Zurich Financial Services AG	4.79
Compagnie Financiere Richemont AG Class A	3.78
Swiss Reinsurance Co.	3.49
Holcim Ltd. Registered	3.44
Syngenta AG	3.30

TOTAL	72.77%

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2006

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 6.97%, while the Index returned 7.32%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.77%	8.81%	8.55%	6.12%	6.22%	7.01%	8.48%	8.53%	9.18%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.77%	8.81%	8.55%	34.61%	35.21%	40.32%	125.16%	126.08%	140.06%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	26.97%
Consumer Non-Cyclical	21.02
Energy	18.42
Communications	9.28
Consumer Cyclical	7.08
Basic Materials	6.81
Industrial	4.81
Utilities	4.39
Technology	0.53
Diversified	0.17
Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
BP PLC	8.86%
HSBC Holdings PLC	7.45
GlaxoSmithKline PLC	5.71
Royal Dutch Shell PLC Class A	4.61
Vodafone Group PLC	4.55
Royal Bank of Scotland Group PLC	4.11
Royal Dutch Shell PLC Class B	3.35
Barclays PLC	2.92
AstraZeneca PLC	2.84
HBOS PLC	2.77

TOTAL	47.17%

FUND PERFORMANCE OVERVIEW	11

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period[a] (September 1, 2005 to February 28, 2006)
Austria
Actual	$1,000.00	$1,138.60	0.56%	$2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Belgium
Actual	1,000.00	1,135.00	0.57	3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86
EMU
Actual	1,000.00	1,131.60	0.56	2.96
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
France
Actual	1,000.00	1,100.70	0.56	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Germany
Actual	$1,000.00	$1,161.70	0.56%	$3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Italy
Actual	1,000.00	1,075.50	0.57	2.93
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86
Netherlands
Actual	1,000.00	1,163.00	0.57	3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86
Spain
Actual	1,000.00	1,137.90	0.57	3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86
Sweden
Actual	1,000.00	1,121.50	0.57	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86
Switzerland
Actual	1,000.00	1,156.30	0.56	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
United Kingdom
Actual	1,000.00	1,069.70	0.56	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.81%
BANKS – 21.06%
Erste Bank der Oesterreichischen Sparkassen AG	809,717	$49,234,640
Raiffeisen International Bank Holding AG1	174,528	14,565,671

		63,800,311
BUILDING MATERIALS – 4.86%
Wienerberger Baustoffindustrie AG	317,443	14,718,753

		14,718,753
CHEMICALS – 0.77%
Lenzing AG	10,555	2,327,070

		2,327,070
ELECTRIC – 6.60%
EVN AG	45,854	4,548,497
Oesterreichische Elektrizitaetswirtschafts AG Class A	33,229	15,450,737

		19,999,234
ENGINEERING & CONSTRUCTION – 2.63%
Flughafen Wien AG	98,778	7,968,188

		7,968,188
ENVIRONMENTAL CONTROL – 0.47%
BWT AG2	32,522	977,114
Christ Water Technology AG1	38,885	435,790

		1,412,904
FOREST PRODUCTS & PAPER – 0.91%
Mayr-Melnhof Karton AG	18,685	2,750,119

		2,750,119
INSURANCE – 4.57%
Generali Holding Vienna AG	60,196	2,870,747
Wiener Staedtische Allgemeine Versicherung AG	172,104	10,977,718

		13,848,465
IRON & STEEL – 8.52%
Boehler-Uddeholm AG	62,519	11,732,325
Voestalpine AG2	120,594	14,062,945

		25,795,270

Security	Shares or Principal	Value
MACHINERY – 2.67%
Andritz AG	62,620	$8,101,215

		8,101,215
MACHINERY - CONSTRUCTION & MINING – 0.13%
Palfinger AG	5,252	398,432

		398,432
MANUFACTURING – 1.29%
RHI AG1	137,057	3,910,311

		3,910,311
OIL & GAS – 17.98%
OMV AG	877,791	54,472,736

		54,472,736
REAL ESTATE – 13.44%
CA Immobilien Anlagen AG1	471,468	11,944,789
Immofinanz Immobilien Anlage AG [1]	1,428,645	14,580,265
Meinl European Land Ltd.[1]	770,125	14,185,905

		40,710,959
TELECOMMUNICATIONS – 13.91%
Telekom Austria AG	1,844,462	42,133,986

		42,133,986

TOTAL COMMON STOCKS (Cost: $233,424,543)		302,347,953
SHORT-TERM INVESTMENTS – 0.26%
CERTIFICATES OF DEPOSIT[3]– 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	3,614	3,614
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,782	5,782

		9,396
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	3,614	3,584
CC USA Inc.
4.23%, 04/21/06	2,168	2,155
Edison Asset Securitization LLC
4.37%, 05/08/06	3,614	3,584
Galaxy Funding Inc.
4.23%, 04/18/06	2,074	2,063

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
Grampian Funding LLC
4.41%, 05/15/06	$3,614	$3,581
Nordea North America Inc.
4.16%, 04/04/06	7,589	7,559
Sigma Finance Inc.
4.16%, 04/06/06	4,337	4,318

		26,844
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	2,241	2,240
K2 USA LLC
3.94%, 07/07/06	4,337	4,336
Marshall & Ilsley Bank
5.18%, 12/15/06	7,228	7,247
Toronto-Dominion Bank
3.81%, 06/20/06	9,034	9,035
US Bank N.A.
2.85%, 11/15/06	1,446	1,427

		24,285
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	18,751	18,751

		18,751
REPURCHASE AGREEMENTS[3] – 0.06%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $10,842 (collateralized by non-U.S. Government debt securities, value $11,945, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$10,841	10,841
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $36,143 (collateralized by U.S. Government obligations, value $36,933, 3.69% to 10.00%, 5/1/09 to 1/1/36).	36,138	36,138

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $18,071 (collateralized by non-U.S. Government debt securities, value $19,003, 1.01%, 9/19/35).[6]	$18,069	$18,069
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $36,143 (collateralized by U.S. Government obligations, value $36,920, 4.50% to 7.50%, 9/1/09 to 11/1/35).	36,138	36,138
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $36,143 (collateralized by non-U.S. Government debt securities, value $38,006, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	36,138	36,138
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $8,674 (collateralized by U.S. Government obligations, value $8,861, 3.99% to 5.51%, 7/1/32 to 2/1/36).	8,673	8,673
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $7,229 (collateralized by non-U.S. Government debt securities, value $7,457, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	7,228	7,228
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $36,143 (collateralized by non-U.S. Government debt securities, value $37,948, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	36,138	36,138

		189,363
TIME DEPOSITS[3] – 0.02%
KBC Bank
4.57%, 03/01/06	14,455	14,455

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2006

Security	Principal	Value
Societe Generale
4.57%, 03/01/06	$25,296	$25,296
US Bank N.A.
4.45%, 03/01/06	13,006	13,006

		52,757
VARIABLE& FLOATING RATE NOTES[3] - 0.15%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	20,309	20,313
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	16,985	16,985
American Express Centurion Bank
4.57%, 06/29/06	2,891	2,891
American Express Credit Corp.
4.67%, 02/05/07	2,168	2,170
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	23,490	23,496
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	4,698	4,698
Bank of Ireland
4.54%, 03/20/07[7]	7,228	7,228
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	9,324	9,323
BMW US Capital LLC
4.54%, 02/15/07[7]	7,228	7,228
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	19,442	19,441
Commodore CDO Ltd.
4.56%, 12/12/06[7]	1,807	1,807
DEPFA Bank PLC
4.50%, 12/15/06	7,228	7,228
Dorada Finance Inc.
4.52%, 06/26/06[7]	1,807	1,807
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	7,228	7,228
Fifth Third Bancorp.
4.55%, 01/23/07[7]	14,455	14,455
Five Finance Inc.
4.54%, 06/26/06[7]	1,446	1,445
General Electric Capital Corp.
4.67%, 03/09/07	3,252	3,255
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	1,807	1,807
Hartford Life Global Funding Trusts
4.56%, 02/15/07	7,228	7,228
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	7,228	7,228
Holmes Financing PLC
4.54%, 12/15/06[7]	19,876	19,876
HSBC Bank USA N.A.
4.70%, 05/04/06	2,530	2,530
K2 USA LLC
4.53%, 06/02/06[7]	6,505	6,505
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	7,572	7,567
Links Finance LLC
4.56%, 03/15/06[7]	5,782	5,782
Marshall & Ilsley Bank
4.55%, 02/15/07	3,975	3,975
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	21,610	21,619
Mound Financing PLC
4.53%, 11/08/06[7]	14,455	14,455
Natexis Banques Populaires
4.55%, 03/15/07[7]	5,421	5,421
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	19,514	19,516
Nordea Bank AB
4.55%, 02/09/07[7]	12,648	12,648
Northern Rock PLC
4.61%, 02/02/07[7]	8,673	8,673
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	19,659	19,659

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2006

Security	Principal	Value
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	$18,069	$18,069
Principal Life Income Funding Trusts
4.70%, 05/10/06	5,421	5,421
Sedna Finance Inc.
4.54%, 09/20/06[7]	2,168	2,168
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	8,023	8,023
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	7,228	7,228
Societe Generale
4.54%, 03/02/07[7]	5,059	5,059
Strips III LLC
4.62%, 07/24/06[7,8]	1,865	1,865
SunTrust Bank
4.62%, 04/28/06	10,841	10,841
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	16,117	16,116
Toyota Motor Credit Corp.
4.57%, 04/10/06	3,252	3,252
UniCredito Italiano SpA
4.43%, 06/14/06	9,396	9,395
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	7,228	7,228
US Bank N.A.
4.54%, 09/29/06	3,252	3,252
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	10,841	10,842
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	13,794	13,794
Wells Fargo & Co.
4.56%, 03/15/07[7]	3,614	3,614
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	3,614	3,614
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	7,589	7,589
Winston Funding Ltd.
4.68%, 04/23/06[7]	5,160	5,160
World Savings Bank
4.52%, 03/09/06	10,841	10,841

		468,858

TOTAL SHORT-TERM INVESTMENTS (Cost: $790,254)		790,254

TOTAL INVESTMENTS IN SECURITIES - 100.07% (Cost: $234,214,797)		303,138,207
Other Assets, Less Liabilities - (0.07)%		(210,335)

NET ASSETS - 100.00%		$302,927,872

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS - 99.66%
BANKS - 48.97%
Banque Nationale de Belgique	96	$366,259
Dexia Group	326,016	8,100,353
Fortis	526,944	18,784,645
KBC Groupe	110,400	11,530,298

		38,781,555
BEVERAGES - 5.03%
InBev	86,208	3,986,894

		3,986,894
CHEMICALS - 4.94%
Solvay SA	35,328	3,910,824

		3,910,824
ELECTRICAL COMPONENTS & EQUIPMENT - 1.66%
Bekaert NV	12,768	1,311,431

		1,311,431
ELECTRONICS - 0.74%
Barco NV	7,008	588,212

		588,212
FOOD - 6.62%
Colruyt SA	14,880	2,144,848
Delhaize Group	46,368	3,095,806

		5,240,654
HOLDING COMPANIES - DIVERSIFIED - 8.41%
Groupe Bruxelles Lambert SA1	35,040	3,849,699
Sofina SA	30,528	2,811,669

		6,661,368
MANUFACTURING - 1.51%
AGFA-Gevaert NV	60,000	1,196,065

		1,196,065
MINING - 4.52%
Umicore	25,152	3,577,505

		3,577,505
PHARMACEUTICALS - 4.92%
Omega Pharma SA	15,360	831,592
UCB SA	64,704	3,066,448

		3,898,040
REAL ESTATE INVESTMENT TRUSTS - 4.21%
Cofinimmo	21,024	3,331,253

		3,331,253

Security	Shares or Principal	Value
RETAIL - 1.13%
SA D’Ieteren NV	2,976	$893,421

		893,421
TELECOMMUNICATIONS - 6.01%
Belgacom SA	108,480	3,264,423
Mobistar SA	21,312	1,497,874

		4,762,297
TRANSPORTATION - 0.99%
Compagnie Maritime Belge SA	12,288	398,197
Euronav SA	13,440	390,501

		788,698

TOTAL COMMON STOCKS (Cost: $70,536,407)		78,928,217

SHORT-TERM INVESTMENTS - 0.15%
CERTIFICATES OF DEPOSIT[2] - 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	288	292
Wells Fargo Bank N.A.
4.78%, 12/05/06	460	460

		752
COMMERCIAL PAPER[2] - 0.00%
Amstel Funding Corp.
4.40%, 05/08/06	288	285
CC USA Inc.
4.23%, 04/21/06	173	172
Edison Asset Securitization LLC
4.37%, 05/08/06	288	285
Galaxy Funding Inc.
4.23%, 04/18/06	165	164
Grampian Funding LLC
4.41%, 05/15/06	288	285
Nordea North America Inc.
4.16%, 04/04/06	604	602
Sigma Finance Inc.
4.16%, 04/06/06	345	344

		2,137
MEDIUM-TERM NOTES[2] - 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	178	178

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
K2 USA LLC
3.94%, 07/07/06	$345	$345
Marshall & Ilsley Bank
5.18%, 12/15/06	575	577
Toronto-Dominion Bank
3.81%, 06/20/06	719	719
US Bank N.A.
2.85%, 11/15/06	115	114

		1,933
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[3,4]	52,521	52,521

		52,521
REPURCHASE AGREEMENTS [2]– 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $863 (collateralized by non-U.S. Government debt securities, value $951, 0.00% to 9.40%, 11/15/15 to 6/12/47)[5]	$863	863
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $2,877 (collateralized by U.S. Government obligations, value $2,941, 3.69% to 10.00%, 5/1/09 to 1/1/36)	2,877	2,877
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $1,439 (collateralized by non-U.S. Government debt securities, value $1,513, 1.01%, 9/19/35)[5]	1,439	1,439
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $2,877 (collateralized by U.S. Government obligations, value $2,940, 4.50% to 7.50%, 9/1/09 to 11/1/35)	2,877	2,877

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $2,877 (collateralized by non-U.S. Government debt securities, value $3,026, 0.00% to 10.00%, 8/15/07 to 2/1/16)[5]	2,877	$2,877
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $691 (collateralized by U.S. Government obligations, value $706, 3.99% to 5.51%, 7/1/32 to 2/1/36)	691	691
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $575 (collateralized by non-U.S. Government debt securities, value $594, 0.00% to 7.88%, 5/15/08 to 1/15/16)[5]	575	575
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $2,877 (collateralized by non-U.S. Government debt securities, value $3,021, 0.00% to 7.16%, 3/1/06 to 3/25/35)[5]	2,877	2,877

		15,076
TIME DEPOSITS[2] – 0.01%
KBC Bank
4.57%, 03/01/06	1,151	1,151
Societe Generale
4.57%, 03/01/06	2,014	2,014
US Bank N.A.
4.45%, 03/01/06	1,036	1,036

		4,201
VARIABLE & FLOATING RATE NOTES[2]– 0.05%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[6]	1,617	1,618
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	1,352	1,353

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2006

Security	Principal	Value
American Express Centurion Bank
4.57%, 06/29/06	$230	$230
American Express Credit Corp.
4.67%, 02/05/07	173	173
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[6]	1,870	1,871
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[6]	374	374
Bank of Ireland
4.54%, 03/20/07[6]	575	575
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[6]	742	743
BMW US Capital LLC
4.54%, 02/15/07[6]	575	575
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[6]	1,548	1,548
Commodore CDO Ltd.
4.56%, 12/12/06[6]	144	144
DEPFA Bank PLC
4.50%, 12/15/06	575	575
Dorada Finance Inc.
4.52%, 06/26/06[6]	144	144
Eli Lilly Services Inc.
4.54%, 09/01/06[6]	575	575
Fifth Third Bancorp.
4.55%, 01/23/07[6]	1,151	1,151
Five Finance Inc.
4.54%, 06/26/06[6]	115	115
General Electric Capital Corp.
4.67%, 03/09/07	259	259
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	144	144
Hartford Life Global Funding Trusts
4.56%, 02/15/07	575	575
HBOS Treasury Services PLC
4.57%, 01/24/07[6]	575	575
Holmes Financing PLC
4.54%, 12/15/06[6]	1,583	1,582
HSBC Bank USA N.A.
4.70%, 05/04/06	201	201
K2 USA LLC
4.53%, 06/02/06[6]	518	518
Leafs LLC
4.57%, 01/22/07 - 02/20/07[6]	603	603
Links Finance LLC
4.56%, 03/15/06[6]	460	460
Marshall & Ilsley Bank
4.55%, 02/15/07	317	316
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[6]	1,721	1,721
Mound Financing PLC
4.53%, 11/08/06[6]	1,151	1,151
Natexis Banques Populaires
4.55%, 03/15/07[6]	432	432
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[6]	1,554	1,553
Nordea Bank AB
4.55%, 02/09/07[6]	1,007	1,007
Northern Rock PLC
4.61%, 02/02/07[6]	691	691
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[6]	1,565	1,566
Pfizer Investment Capital PLC
4.53%, 02/15/07[6]	1,439	1,439
Principal Life Income Funding Trusts
4.70%, 05/10/06	432	432
Sedna Finance Inc.
4.54%, 09/20/06[6]	173	173
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[6]	639	639
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[6]	575	575
Societe Generale
4.54%, 03/02/07[6]	403	403
Strips III LLC
4.62%, 07/24/06[6,7]	148	148

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2006

Security	Principal	Value
SunTrust Bank
4.62%, 04/28/06	$863	$863
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[6]	1,283	1,283
Toyota Motor Credit Corp.
4.57%, 04/10/06	259	259
UniCredito Italiano SpA
4.43%, 06/14/06	748	748
Union Hamilton Special Funding LLC
4.52%, 03/28/06[6]	575	575
US Bank N.A.
4.54%, 09/29/06	259	259
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	863	863
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[6]	1,098	1,098
Wells Fargo & Co.
4.56%, 03/15/07[6]	288	288
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[6]	288	287
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[6]	604	604
Winston Funding Ltd.
4.68%, 04/23/06[6]	411	411
World Savings Bank
4.52%, 03/09/06	863	863

		37,328

TOTAL SHORT-TERM INVESTMENTS (Cost: $113,948)		113,948

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $70,650,355)		79,042,165
Other Assets, Less Liabilities – 0.19%		153,616

NET ASSETS – 100.00%		$79,195,781

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.
[5]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 98.47%
AUSTRIA – 1.57%
Andritz AG	3,696	$478,155
Boehler-Uddeholm AG	3,168	594,507
Erste Bank der Oesterreichischen Sparkassen AG	53,064	3,226,543
Flughafen Wien AG	530	42,754
Immofinanz Immobilien Anlage AG1	155,232	1,584,245
Mayr-Melnhof Karton AG	3,180	468,043
Meinl European Land Ltd.[1]	34,758	640,251
Oesterreichische Elektrizitaetswirtschafts AG Class A	2,385	1,108,971
OMV AG	53,328	3,309,355
Raiffeisen International Bank Holding AG1	10,296	859,278
RHI AG1	11,088	316,347
Telekom Austria AG	105,072	2,400,213
Voestalpine AG	6,600	769,652
Wiener Staedtische Allgemeine Versicherung AG	6,336	404,144
Wienerberger Baustoffindustrie AG	23,320	1,081,269

		17,283,727
BELGIUM – 3.70%
AGFA-Gevaert NV	29,150	581,088
Barco NV	4,505	378,124
Bekaert NV	6,072	623,669
Belgacom SA	48,048	1,445,879
Cofinimmo	2,915	461,882
Colruvt SA	5,300	763,958
Compagnie Maritime Belge SA	5,658	183,349
Delhaize Group	23,055	1,539,290
Dexia Group	174,240	4,329,252
Euronav SA	7,920	230,117
Fortis	372,768	13,288,536
Groupe Bruxelles Lambert SA2	21,912	2,407,380
InBev	56,232	2,600,583
KBC Groupe[2]	57,552	6,010,794
Mobistar SA	9,022	634,095
Omega Pharma SA	6,890	373,025
SA D’Ieteren NV	822	246,771
Solvay SA	20,670	2,288,178
Suez SA Strips[1]	17,520	209
UCB SA	27,192	1,288,682
Umicore	7,950	1,130,772

		40,805,633
FINLAND – 4.42%
Amer Group OYJ	19,875	415,864
Cargotec Corp. Class B	13,829	560,579
Elisa OYJ Class A	48,840	986,408
Fortum OYJ	135,696	3,284,206
KCI Konecranes OYJ	5,565	350,321
Kesko OYJ Class B	20,592	647,405
Kone OYJ	25,970	1,074,407
Metso OYJ	33,528	1,235,189
Neste Oil OYJ[1]	40,656	1,245,249
Nokia OYJ	1,281,192	23,981,768
Nokian Renkaat OYJ	36,570	582,068
Orion OYJ Class B	27,456	591,838
Outokumpu OYJ	38,280	695,087
Rautaruukki OYJ	28,776	970,579
Sampo OYJ Class A	126,229	2,531,352
Stora Enso OYJ Class R	201,696	2,880,855
TietoEnator OYJ	23,590	848,818
UPM-Kymmene OYJ	170,280	3,613,691
Uponor OYJ	23,496	614,888
Wartsila OYJ Class B	19,403	707,877
YIT-Yhtyma OYJ	18,020	915,233

		48,733,682
FRANCE – 28.94%
Accor SA	67,958	4,087,607
Air France - KLM	36,696	849,641
Alcatel SA Class A1	390,192	5,256,832
Alstom[1]	34,608	2,962,568
Arcelor	162,096	5,925,320
Atos Origin SA1	21,384	1,491,462
Autoroutes du Sud de la France	18,815	1,137,312
AXA	462,000	16,326,290
BNP Paribas SA	238,656	22,094,346
Bouygues SA	55,704	2,926,161
Business Objects SA1	21,730	804,172
Cap Gemini SA1	38,016	1,878,704

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Shares	Value
Carrefour SA	178,464	$8,864,153
Casino Guichard Perrachon SA	12,985	809,675
CNP Assurances	10,600	1,016,083
Compagnie de Saint-Gobain	99,000	6,609,834
Compagnie Generale des Etablissements Michelin Class B	47,553	2,902,787
Compagnie Generale d’Optique Essilor International SA	29,040	2,503,239
Credit Agricole SA	187,440	6,851,754
Dassault Systemes SA	18,550	1,035,040
European Aeronautic Defense and Space Co.	79,471	2,914,488
France Telecom	529,056	11,511,498
Gaz de France[1]	47,064	1,628,933
Gecina SA	2,376	297,159
Groupe Danone	73,920	8,548,719
Hermes International	6,072	1,518,814
Imerys SA	11,660	996,052
Klepierre	6,916	798,174
Lafarge SA	56,760	5,938,228
Lagardere S.C.A.	37,100	2,870,688
L’Air Liquide SA	34,584	6,828,147
L’Oreal SA	92,400	8,179,670
LVMH Moet Hennessy Louis Vuitton SA	75,504	6,863,998
Neopost SA	9,275	928,329
PagesJaunes SA	36,835	985,926
Pernod Ricard SA	22,440	3,841,887
PPR SA	21,730	2,505,264
PSA Peugeot Citroen SA	48,840	2,849,169
Publicis Groupe	41,193	1,573,069
Renault SA	58,608	5,635,450
Safran SA	55,846	1,422,200
Sanofi-Aventis	327,096	27,844,587
Schneider Electric SA	71,808	7,341,322
SCOR	269,153	648,213
Societe BIC SA	7,685	468,659
Societe des Autoroutes du Nord et de l’Est de la France[1]	6,864	474,649
Societe Des Autoroutes Paris-Rhin-Rhone	10,416	760,632
Societe Generale Class A	110,880	15,718,185
Societe Television Francaise 1	36,708	1,106,382
Sodexho Alliance SA	33,720	1,436,441
STMicroelectronics NV	203,808	3,462,609
Suez SA	311,256	11,463,124
Technip SA	25,705	1,546,130
Thales SA	26,400	1,203,305
Thomson	82,386	1,416,400
Total SA	174,504	43,899,055
Unibail Holding	13,780	2,259,016
Valeo SA	24,107	965,429
Veolia Environnement	106,128	5,543,328
Vinci SA	50,160	4,634,753
Vivendi Universal SA	352,440	10,694,003
Zodiac SA	12,985	815,094

		318,670,158
GERMANY – 20.80%
Adidas-Salomon AG	15,312	2,994,305
Allianz AG	119,064	19,220,579
ALTANA AG	22,525	1,210,374
BASF AG	169,752	12,802,990
Bayer AG	207,504	8,359,533
Beiersdorf AG	5,066	688,613
Celesio AG	11,395	1,058,189
Commerzbank AG	186,384	6,786,487
Continental AG	41,448	4,242,890
DaimlerChrysler AG	287,760	15,953,307
Deutsche Bank AG	156,288	17,226,612
Deutsche Boerse AG	31,416	3,954,576
Deutsche Lufthansa AG	63,888	1,055,723
Deutsche Post AG	223,344	5,834,236
Deutsche Postbank AG	13,728	971,066
Deutsche Telekom AG	855,096	13,498,024
Douglas Holding AG	9,275	426,180
E.ON AG	196,152	21,723,462
EPCOS AG1	19,800	269,115
Fresenius Medical Care AG	18,239	1,961,439
Heidelberger Druckmaschinen AG	18,020	774,725
Hochtief AG	18,550	996,558
Hypo Real Estate Holding AG	41,988	2,763,323
Infineon Technologies AG1	204,600	1,888,052

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Shares	Value
IVG Immobilien AG	21,465	$556,106
KarstadtQuelle AG1	17,952	439,623
Linde AG	27,030	2,141,452
MAN AG	44,616	2,812,868
Merck KGaA	15,840	1,586,360
METRO AG	46,758	2,486,884
MLP AG	21,480	484,020
Muenchener Rueckversicherungs- Gesellschaft AG	59,928	8,127,342
Premiere AG1	18,216	304,921
Puma AG	3,960	1,424,891
RWE AG	131,472	11,263,875
SAP AG	69,432	14,159,571
Schering AG	51,744	3,721,248
Siemens AG	252,120	23,145,435
Suedzucker AG	20,328	538,283
ThyssenKrupp AG	115,678	2,930,738
TUI AG2	85,008	1,678,369
Volkswagen AG	56,496	3,951,182
Wincor Nixdorf AG	4,505	574,706

		228,988,232
GREECE – 1.55%
Coca-Cola Hellenic Bottling SA ADR	37,060	1,119,212
Hellenic Telecommunications Organization SA ADR[1]	468,081	4,952,297
National Bank of Greece SA ADR	1,054,221	10,953,356

		17,024,865
IRELAND – 2.73%
Allied Irish Banks PLC	274,296	6,550,399
Bank of Ireland	315,499	5,623,498
C&C Group PLC	79,728	532,312
CRH PLC	172,128	5,635,330
DCC PLC	27,030	615,527
DEPFA Bank PLC	113,520	1,885,345
Eircom Group PLC	235,224	619,785
Elan Corp. PLC[1]	134,376	1,792,748
Fyffes PLC	103,851	260,014
Grafton Group PLC[1]	69,018	847,553
Greencore Group PLC	63,983	262,416
IAWS Group PLC	39,072	652,170
Independent News & Media PLC	194,835	620,220
Irish Life & Permanent PLC	90,071	1,985,588
Kerry Group PLC Class A	40,392	893,801
Kingspan Group PLC	39,603	572,266
Paddy Power PLC	30,096	475,436
Ryanair Holdings PLC[1]	21,760	198,726

		30,023,134
ITALY – 11.29%
Alleanza Assicurazioni SpA[2]	132,264	1,638,417
Arnoldo Mondadori Editore SpA	34,450	325,914
Assicurazioni Generali SpA	297,528	10,673,758
Autogrill SpA	56,760	833,044
Autostrade SpA	94,046	2,401,746
Banca Antonveneta SpA	29,304	923,403
Banca Fideuram SpA	105,176	638,266
Banca Intesa SpA	1,153,152	6,819,234
Banca Monte dei Paschi di Siena SpA[2]	348,480	1,803,163
Banca Nazionale del Lavoro SpA[1]	357,192	1,241,388
Banca Popolare di Milano Scrl	130,999	1,657,108
Banca Popolare di Verona e Novara Scrl	119,592	2,870,207
Banche Popolari Unite Scrl	107,031	2,689,971
Benetton Group SpA	11,406	145,507
Bulgari SpA	49,632	589,371
Capitalia SpA	547,623	4,139,408
Enel SpA	1,364,088	11,335,547
ENI SpA	825,000	23,567,206
Fiat SpA[1,2]	149,688	1,620,467
Finmeccanica SpA	97,680	2,139,351
Gruppo Editoriale L’Espresso SpA[2]	54,443	279,598
Italcementi SpA[2]	30,624	627,267
Lottomatica SpA[1]	17,952	717,010
Luxottica Group SpA	38,544	1,084,057
Mediaset SpA	249,480	2,938,732
Mediobanca SpA	148,489	3,106,982
Mediolanum SpA[2]	91,474	755,785
Pirelli SpA	901,064	851,915
Sanpaolo IMI SpA	352,176	6,218,450
Seat Pagine Gialle SpA[1]	1,192,752	585,888
Snam Rete Gas SpA	209,880	922,095
Telecom Italia Media SpA[1,2]	302,280	153,528

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Shares	Value
Telecom Italia SpA	3,266,472	$8,772,251
Terna SpA	365,967	963,186
Tiscali SpA[1]	92,721	273,326
UniCredito Italiano SpA	2,468,928	17,970,552

		124,273,098
NETHERLANDS – 10.65%
ABN AMRO Holding NV	564,960	16,468,874
AEGON NV	444,643	7,342,240
Akzo Nobel NV	86,626	4,399,722
ASML Holding NV1	149,688	3,107,085
Buhrmann NV	34,715	583,170
Corio NV	9,805	644,704
Euronext NV2	25,608	1,605,938
Getronics NV	38,669	525,576
Hagemeyer NV1,2	163,977	660,795
Heineken NV	73,920	2,784,943
ING Groep NV	590,568	22,200,421
Koninklijke Ahold NV1	496,436	4,048,431
Koninklijke DSM NV	45,408	1,889,405
Koninklijke KPN NV	606,672	6,278,285
Koninklijke Numico NV1,2	54,648	2,367,048
Koninklijke Philips Electronics NV	412,896	13,448,960
Oce NV	24,645	426,641
QIAGEN NV1	48,878	738,924
Randstad Holdings NV	12,672	709,783
Reed Elsevier NV	200,112	2,705,537
Rodamco Europe NV	11,925	1,093,332
SBM Offshore NV	8,184	806,935
TNT NV	125,929	4,100,292
Unilever NV CVA	178,728	12,412,403
Vedior NV	51,528	973,733
VNU NV	73,523	2,382,539
Wereldhave NV	5,565	593,157
Wolters Kluwer NV CVA	89,011	1,954,792

		117,253,665
PORTUGAL – 0.98%
Banco BPI SA Registered	128,081	691,752
Banco Commercial Portugues SA Class R	616,707	1,830,820
Banco Espirito Santo SA	50,733	835,922
Brisa-Auto Estradas de Portugal SA2	132,615	1,168,435
CIMPOR-Cimentos de Portugal SGPS SA	83,688	511,856
Energias de Portugal SA	551,232	1,925,615
Jeronimo Martins SGPS SA	13,780	224,259
Portugal Telecom SGPS SA	217,800	2,518,819
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	32,736	396,930
Sonae Industria SGPS SA1	31,680	278,746
Sonae SGPS SA	282,786	438,297

		10,821,451
SPAIN – 11.84%
Abertis Infraestructuras SA2	71,280	1,847,543
Acciona SA	8,215	1,145,937
Acerinox SA2	64,680	992,467
Actividades de Construcciones y Servicios SA	73,392	2,738,800
Altadis SA	83,160	3,489,992
Antena 3 de Television SA2	22,790	605,107
Banco Bilbao Vizcaya Argentaria SA	1,071,576	21,821,177
Banco Popular Espanol SA	286,761	3,846,272
Banco Santander Central Hispano SA	1,871,232	27,329,460
Cintra Concesiones de Infraestructuras de Transporte SA1	75,240	999,312
Corporacion Mapfre SA	37,367	720,387
Ebro Puleva SA	20,064	365,518
Endesa SA	296,472	9,939,541
Fomento de Construcciones y Contratas SA	13,780	937,286
Gamesa Corporacion Tecnologica SA	62,832	1,088,463
Gas Natural SDG SA	60,273	1,836,035
Grupo Ferrovial SA	20,140	1,509,149
Iberdrola SA	255,816	8,073,261
Iberia Lineas Aereas de Espana SA	143,189	408,014
Inditex SA	70,752	2,541,588
Indra Sistemas SA	36,040	717,577
Inmobiliaria Colonial SA	10,032	644,679

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
Metrovacesa SA	18,560	$1,383,010
NH Hoteles SA	41,448	669,592
Promotora de Informaciones SA	26,235	486,071
Repsol YPF SA	295,416	8,255,796
Sacyr Vallehermoso SA	33,092	931,113
Sociedad General de Aguas de Barcelona SA1	115	3,058
Sociedad General de Aguas de Barcelona SA Class B	20,879	577,517
Sogecable SA1,2	12,936	520,216
Telefonica Publicidad e Informacion SA	58,683	618,489
Telefonica SA	1,377,288	21,248,407
Union Fenosa SA	46,464	1,744,996
Zeltia SA2	54,384	377,365

		130,413,195

TOTAL COMMON STOCKS (Cost: $921,423,608)		1,084,290,840
PREFERRED STOCKS – 1.21%
GERMANY – 0.68%
Henkel KGaA	17,952	1,978,304
Porsche AG	2,650	2,232,034
ProSiebenSat.1 Media AG	24,552	578,124
RWE AG	11,352	893,272
Volkswagen AG	35,245	1,816,982

		7,498,716
ITALY – 0.53%
Banca Intesa SpA RNC	311,789	1,716,465
Telecom Italia SpA RNC	1,784,640	4,104,405

		5,820,870

TOTAL PREFERRED STOCKS (Cost: $11,194,832)		13,319,586
SHORT-TERM INVESTMENTS – 0.71%
CERTIFICATES OF DEPOSIT[3]– 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$32,385	32,385
Wells Fargo Bank N.A.
4.78%, 12/05/06	51,816	51,816

		84,201
COMMERCIAL PAPER[3]– 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	32,385	32,116
CC USA Inc.
4.23%, 04/21/06	19,431	19,314
Edison Asset Securitization LLC
4.37%, 05/08/06	32,385	32,118
Galaxy Funding Inc.
4.23%, 04/18/06	18,589	18,484
Grampian Funding LLC
4.41%, 05/15/06	32,385	32,087
Nordea North America Inc.
4.16%, 04/04/06	68,008	67,741
Sigma Finance Inc.
4.16%, 04/06/06	38,862	38,700

		240,560
MEDIUM-TERM NOTES[3] – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06	20,079	20,078
K2 USA LLC
3.94%, 07/07/06	38,862	38,861
Marshall & Ilsley Bank
5.18%, 12/15/06	64,770	64,946
Toronto-Dominion Bank
3.81%, 06/20/06	80,962	80,965
US Bank N.A.
2.85%, 11/15/06	12,954	12,785

		217,635
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	927,162	927,162

		927,162
REPURCHASE AGREEMENTS[3]– 0.15%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $97,167 (collateralized by non-U.S. Government debt securities, value $107,045, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$97,154	97,154

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $323,890 (collateralized by U.S. Government obligations, value $330,978, 3.69% to 10.00%, 5/1/09 to 1/1/36).	$323,848	$323,848
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $161,945 (collateralized by non-U.S. Government debt securities, value $170,293, 1.01%, 9/19/35).[6]	161,924	161,924
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $323,890 (collateralized by U.S. Government obligations, value $330,856, 4.50% to 7.50%, 9/1/09 to 11/1/35).	323,849	323,849
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $323,891 (collateralized by non-U.S. Government debt securities, value $340,587, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	323,849	323,849
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $77,734 (collateralized by U.S. Government obligations, value $79,407, 3.99% to 5.51%, 7/1/32 to 2/1/36).	77,724	77,724
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $64,778 (collateralized by non-U.S. Government debt securities, value $66,822, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	64,770	64,770
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $323,890 (collateralized by non-U.S. Government debt securities, value $340,068, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	323,849	323,849

		1,696,967
TIME DEPOSITS[3] – 0.04%
KBC Bank
4.57%, 03/01/06	129,539	129,539
Societe Generale
4.57%, 03/01/06	226,694	226,694
US Bank N.A.
4.45%, 03/01/06	116,551	116,551

		472,784
VARIABLE & FLOATING RATE NOTES[3] – 0.38%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	182,003	182,032
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	152,209	152,207
American Express Centurion Bank
4.57%, 06/29/06	25,908	25,908
American Express Credit Corp.
4.67%, 02/05/07	19,431	19,446
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	210,502	210,556
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	42,100	42,100
Bank of Ireland
4.54%, 03/20/07[7]	64,770	64,770
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	83,553	83,552
BMW US Capital LLC
4.54%, 02/15/07[7]	64,770	64,770
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	174,231	174,227
Commodore CDO Ltd.
4.56%, 12/12/06[7]	16,192	16,192
DEPFA Bank PLC
4.50%, 12/15/06	64,770	64,770
Dorada Finance Inc.
4.52%, 06/26/06[7]	16,192	16,192

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Principal	Value
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	$64,770	$64,770
Fifth Third Bancorp.
4.55%, 01/23/07[7]	129,539	129,539
Five Finance Inc.
4.54%, 06/26/06[7]	12,954	12,954
General Electric Capital Corp.
4.67%, 03/09/07	29,146	29,168
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	16,192	16,192
Hartford Life Global Funding Trusts
4.56%, 02/15/07	64,770	64,770
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	64,770	64,770
Holmes Financing PLC
4.54%, 12/15/06[7]	178,117	178,117
HSBC Bank USA N.A.
4.70%, 05/04/06	22,669	22,673
K2 USA LLC
4.53%, 06/02/06[7]	58,293	58,291
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	67,861	67,861
Links Finance LLC
4.56%, 03/15/06[7]	51,816	51,816
Marshall & Ilsley Bank
4.55%, 02/15/07	35,623	35,623
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	193,661	193,742
Mound Financing PLC
4.53%, 11/08/06[7]	129,539	129,539
Natexis Banques Populaires
4.55%, 03/15/07[7]	48,577	48,577
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	174,878	174,885
Nordea Bank AB
4.55%, 02/09/07[7]	113,347	113,347
Northern Rock PLC
4.61%, 02/02/07[7]	77,724	77,726
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	176,174	176,173
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	161,924	161,924
Principal Life Income Funding Trusts
4.70%, 05/10/06	48,577	48,578
Sedna Finance Inc.
4.54%, 09/20/06[7]	19,431	19,431
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	71,894	71,893
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	64,770	64,770
Societe Generale
4.54%, 03/02/07[7]	45,339	45,339
Strips III LLC
4.62%, 07/24/06[7,8]	16,710	16,710
SunTrust Bank
4.62%, 04/28/06	97,155	97,155
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	144,436	144,430
Toyota Motor Credit Corp.
4.57%, 04/10/06	29,146	29,146
UniCredito Italiano SpA
4.43%, 06/14/06	84,201	84,192
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	64,770	64,770
US Bank N.A.
4.54%, 09/29/06	29,146	29,142
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	97,155	97,155
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	123,613	123,613
Wells Fargo & Co.
4.56%, 03/15/07[7]	32,385	32,387
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	32,385	32,383

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2006

Security	Principal	Value
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	$68,008	$68,009
Winston Funding Ltd.
4.68%, 04/23/06[7]	46,246	46,246
World Savings Bank
4.52%, 03/09/06	97,155	97,154

		4,201,682

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,840,991)		7,840,991

TOTAL INVESTMENTS IN SECURITIES – 100.39% (Cost: $940,459,431)		1,105,451,417
Other Assets, Less Liabilities – (0.39)%		(4,330,070)

NET ASSETS – 100.00%		$1,101,121,347

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%
ADVERTISING – 0.84%
PagesJaunes SA	11,492	$307,595
Publicis Groupe	12,682	484,297

		791,892
AEROSPACE & DEFENSE – 1.87%
European Aeronautic Defense and Space Co.	22,440	822,956
Safran SA	15,317	390,070
Thales SA	7,106	323,889
Zodiac SA	3,519	220,895

		1,757,810
AIRLINES – 0.27%
Air France - KLM	11,203	259,389

		259,389
APPAREL – 0.53%
Hermes International	1,989	497,517

		497,517
AUTO MANUFACTURERS – 2.61%
PSA Peugeot Citroen SA	14,008	817,182
Renault SA	17,000	1,634,634

		2,451,816
AUTO PARTS & EQUIPMENT – 1.13%
Compagnie Generale des Etablissements Michelin Class B	13,141	802,169
Valeo SA	6,392	255,985

		1,058,154
BANKS – 13.84%
BNP Paribas SA	69,309	6,416,503
Credit Agricole SA	54,621	1,996,637
Societe Generale Class A	32,385	4,590,850

		13,003,990
BEVERAGES – 1.24%
Pernod Ricard SA	6,817	1,167,119

		1,167,119
BUILDING MATERIALS – 4.09%
Compagnie de Saint-Gobain	28,543	1,905,702
Imerys SA	2,907	248,330
Lafarge SA	16,133	1,687,833

		3,841,865
CHEMICALS – 2.11%
L’Air Liquide SA	10,030	1,980,289

		1,980,289
COMMERCIAL SERVICES – 0.75%
Autoroutes du Sud de la France	5,372	324,722
Societe des Autoroutes du Nord et de l’Est de la France[1]	2,108	145,769
Societe des Autoroutes Paris-Rhin-Rhone	3,196	233,389

		703,880
COMPUTERS – 1.05%
Atos Origin SA1	6,239	435,149
Cap Gemini SA1	11,203	553,638

		988,787
COSMETICS & PERSONAL CARE – 2.56%
L’Oreal SA	27,183	2,406,363

		2,406,363
DIVERSIFIED FINANCIAL SERVICES – 0.52%
Euronext NV2	7,786	488,278

		488,278
ENGINEERING & CONSTRUCTION – 2.46%
Bouygues SA	16,830	884,089
Vinci SA	15,436	1,426,277

		2,310,366
FOOD – 5.67%
Carrefour SA	51,850	2,575,345
Casino Guichard Perrachon SA	3,519	219,426
Groupe Danone	21,879	2,530,268

		5,325,039
FOOD SERVICE – 0.40%
Sodexho Alliance SA	8,908	379,473

		379,473
GAS – 0.59%
Gaz de France[1]	15,912	550,731

		550,731
HAND & MACHINE TOOLS – 2.26%
Schneider Electric SA	20,757	2,122,101

		2,122,101

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2006

Security	Shares	Value
HEALTH CARE - PRODUCTS – 0.83%
Compagnie Generale d’Optique Essilor International SA	9,010	$776,659

		776,659
HOLDING COMPANIES - DIVERSIFIED – 2.17%
LVMH Moet Hennessy Louis Vuitton SA	22,491	2,044,636

		2,044,636
HOME FURNISHINGS – 0.44%
Thomson	24,072	413,852

		413,852
HOUSEHOLD PRODUCTS & WARES – 0.18%
Societe BIC SA	2,771	168,985

		168,985
INSURANCE – 5.69%
AXA	137,564	4,861,277
CNP Assurances	3,111	298,211
SCOR	77,571	186,818

		5,346,306
IRON & STEEL – 1.83%
Arcelor	46,971	1,716,996

		1,716,996
LODGING – 1.14%
Accor SA	17,816	1,071,615

		1,071,615
MACHINERY – 0.92%
Alstom[1]	10,081	862,969

		862,969
MEDIA – 4.67%
Lagardere S.C.A.	11,101	858,962
Societe Television Francaise 1	10,931	329,461
Vivendi Universal SA	105,417	3,198,643

		4,387,066
OFFICE & BUSINESS EQUIPMENT – 0.31%
Neopost SA	2,907	290,960

		290,960
OIL & GAS – 13.58%
Total SA	50,728	12,761,377

		12,761,377

Security	Shares or Principal	Value
OIL & GAS SERVICES – 0.51%
Technip SA	8,007	$481,613

		481,613
PHARMACEUTICALS – 8.71%
Sanofi-Aventis	96,135	8,183,650

		8,183,650
REAL ESTATE – 1.11%
Gecina SA	856	107,057
Klepierre	2,159	249,170
Unibail Holding	4,199	688,360

		1,044,587
RETAIL – 0.75%
PPR SA	6,086	701,658

		701,658
SEMICONDUCTORS – 1.06%
STMicroelectronics NV	58,820	999,326

		999,326
SOFTWARE – 0.56%
Business Objects SA1	6,392	236,552
Dassault Systemes SA	5,219	291,206

		527,758
TELECOMMUNICATIONS – 5.23%
Alcatel SA Class A1	113,985	1,535,654
France Telecom	155,176	3,376,407

		4,912,061
WATER – 5.37%
Suez SA	91,919	3,385,248
Veolia Environment	31,722	1,656,918

		5,042,166

TOTAL COMMON STOCKS (Cost: $92,462,091)		93,819,099

SHORT-TERM INVESTMENTS – 0.43%
CERTIFICATES OF DEPOSIT[3]– 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,627	1,627
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,603	2,603

		4,230

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	$1,627	$1,614
CC USA Inc.
4.23%, 04/21/06	976	970
Edison Asset Securitization LLC
4.37%, 05/08/06	1,627	1,614
Galaxy Funding Inc.
4.23%, 04/18/06	934	929
Grampian Funding LLC
4.41%, 05/15/06	1,627	1,612
Nordea North America Inc.
4.16%, 04/04/06	3,417	3,403
Sigma Finance Inc.
4.16%, 04/06/06	1,953	1,944

		12,086
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	1,009	1,009
K2 USA LLC
3.94%, 07/07/06	1,953	1,953
Marshall & Ilsley Bank
5.18%, 12/15/06	3,254	3,263
Toronto-Dominion Bank
3.81%, 06/20/06	4,068	4,068
US Bank N.A.
2.85%, 11/15/06	651	642

		10,935
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	50,926	50,926

		50,926
REPURCHASE AGREEMENTS[3] – 0.09%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $4,882 (collateralized by non-U.S. Government debt securities, value $5,378, 0.00% to 9.40%, 11/15/15 to 6/12/47)[6]	$4,881	4,881

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $16,274 (collateralized by U.S. Government obligations, value $16,630, 3.69% to 10.00%, 5/1/09 to 1/1/36)	$16,272	$16,272
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $8,137 (collateralized by non-U.S. Government debt securities, value $8,556, 1.01%, 9/19/35)[6]	8,136	8,136
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $16,274 (collateralized by U.S. Government obligations, value $16,624, 4.50% to 7.50%, 9/1/09 to 11/1/35)	16,272	16,272
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $16,274 (collateralized by non-U.S. Government debt securities, value $17,113, 0.00% to 10.00%, 8/15/07 to 2/1/16)[6]	16,272	16,272
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $3,905 (collateralized by U.S. Government obligations, value $3,990, 3.99% to 5.51%, 7/1/32 to 2/1/36)	3,905	3,905
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $3,254 (collateralized by non-U.S. Government debt securities, value $3,357, 0.00% to 7.88%, 5/15/08 to 1/15/16)[6]	3,254	3,254
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $16,274 (collateralized by non-U.S. Government debt securities, value $17,086, 0.00% to 7.16%, 3/1/06 to 3/25/35)[6]	16,272	16,272

		85,264

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.03%
KBC Bank
4.57%, 03/01/06	$6,509	$6,509
Societe Generale
4.57%, 03/01/06	11,390	11,390
US Bank N.A.
4.45%, 03/01/06	5,856	5,856

		23,755
VARIABLE & FLOATING RATE NOTES[3] – 0.23%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	9,145	9,147
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	7,648	7,649
American Express Centurion Bank
4.57%, 06/29/06	1,302	1,302
American Express Credit Corp.
4.67%, 02/05/07	976	977
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	10,576	10,580
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	2,115	2,115
Bank of Ireland
4.54%, 03/20/07[7]	3,254	3,254
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	4,198	4,198
BMW US Capital LLC
4.54%, 02/15/07[7]	3,254	3,254
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	8,754	8,754
Commodore CDO Ltd.
4.56%, 12/12/06[7]	814	814
DEPFA Bank PLC
4.50%, 12/15/06	3,254	3,254
Dorada Finance Inc.
4.52%, 06/26/06[7]	814	814
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	3,254	3,254
Fifth Third Bancorp.
4.55%, 01/23/07[7]	6,509	6,509
Five Finance Inc.
4.54%, 06/26/06[7]	651	651
General Electric Capital Corp.
4.67%, 03/09/07	1,464	1,466
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	814	814
Hartford Life Global Funding Trusts
4.56%, 02/15/07	3,254	3,254
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	3,254	3,254
Holmes Financing PLC
4.54%, 12/15/06[7]	8,949	8,949
HSBC Bank USA N.A.
4.70%, 05/04/06	1,139	1,139
K2 USA LLC
4.53%, 06/02/06[7]	2,929	2,929
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	3,410	3,409
Links Finance LLC
4.56%, 03/15/06[7]	2,603	2,603
Marshall & Ilsley Bank
4.55%, 02/15/07	1,790	1,790
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	9,730	9,734
Mound Financing PLC
4.53%, 11/08/06[7]	6,509	6,509
Natexis Banques Populaires
4.55%, 03/15/07[7]	2,441	2,441
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	8,787	8,787
Nordea Bank AB
4.55%, 02/09/07[7]	5,695	5,695
Northern Rock PLC
4.61%, 02/02/07[7]	3,905	3,905

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2006

Security	Principal	Value
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	$8,852	$8,852
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	8,136	8,136
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,441	2,441
Sedna Finance Inc.
4.54%, 09/20/06[7]	976	976
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	3,612	3,612
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	3,254	3,254
Societe Generale
4.54%, 03/02/07[7]	2,278	2,278
Strips III LLC
4.62%, 07/24/06[7,8]	840	840
SunTrust Bank
4.62%, 04/28/06	4,881	4,881
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	7,257	7,257
Toyota Motor Credit Corp.
4.57%, 04/10/06	1,464	1,464
UniCredito Italiano SpA
4.43%, 06/14/06	4,231	4,230
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	3,254	3,254
US Bank N.A.
4.54%, 09/29/06	1,464	1,464
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	4,881	4,881
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	6,211	6,211
Wells Fargo & Co.
4.56%, 03/15/07[7]	1,627	1,627
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	1,627	1,627
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	3,417	3,417
Winston Funding Ltd.
4.68%, 04/23/06[7]	2,324	2,323
World Savings Bank
4.52%, 03/09/06	4,881	4,881

		211,110

TOTAL SHORT-TERM INVESTMENTS (Cost: $398,306)		398,306

TOTAL INVESTMENTS IN SECURITIES – 100.28% (Cost: $92,860,397)		94,217,405
Other Assets, Less Liabilities – (0.28)%		(260,882)

NET ASSETS – 100.00%		$93,956,523

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 96.77%
AIRLINES – 0.53%
Deutsche Lufthansa AG	203,808	$3,367,843

		3,367,843
APPAREL – 1.91%
Adidas-Salomon AG	43,008	8,410,337
Puma AG	10,272	3,696,082

		12,106,419
AUTO MANUFACTURERS – 8.33%
DaimlerChrysler AG	764,160	42,364,744
Volkswagen AG	150,240	10,507,393

		52,872,137
AUTO PARTS & EQUIPMENT – 1.79%
Continental AG	111,072	11,370,061

		11,370,061
BANKS – 12.53%
Commerzbank AG	495,840	18,054,186
DEPFA Bank PLC	303,840	5,046,188
Deutsche Bank AG	419,136	46,198,642
Deutsche Postbank AG	41,088	2,906,409
Hypo Real Estate Holding AG	111,264	7,322,529

		79,527,954
BIOTECHNOLOGY – 0.29%
QIAGEN NV1,2	121,824	1,841,702

		1,841,702
CHEMICALS – 8.48%
BASF AG	414,624	31,271,661
Bayer AG	559,392	22,535,738

		53,807,399
COMPUTERS – 0.26%
Wincor Nixdorf AG	13,152	1,677,811

		1,677,811
COSMETICS & PERSONAL CARE – 0.36%
Beiersdorf AG	16,992	2,309,696

		2,309,696
DIVERSIFIED FINANCIAL SERVICES – 1.80%
Deutsche Boerse AG	81,024	10,199,119
MLP AG	53,376	1,202,749

		11,401,868
ELECTRIC – 13.82%
E.ON AG	528,480	58,528,157
RWE AG	340,896	29,206,294

		87,734,451
ELECTRONICS – 0.11%
EPCOS AG1,2	51,456	699,372

		699,372
ENGINEERING & CONSTRUCTION – 1.38%
Hochtief AG	49,536	2,661,212
Linde AG	77,184	6,114,903

		8,776,115
FOOD – 1.34%
METRO AG	132,576	7,051,223
Suedzucker AG	55,693	1,474,744

		8,525,967
HEALTH CARE - PRODUCTS – 0.89%
Fresenius Medical Care AG	52,653	5,662,354

		5,662,354
INSURANCE – 11.64%
Allianz AG	320,736	51,776,621
Muenchener Rueckversicherungs - Gesellschaft AG	163,200	22,132,929

		73,909,550
IRON & STEEL – 1.24%
ThyssenKrupp AG2	311,808	7,899,753

		7,899,753
LEISURE TIME – 0.60%
TUI AG2	192,096	3,792,678

		3,792,678
MACHINERY - DIVERSIFIED – 1.49%
Heidelberger Druckmaschinen AG	45,600	1,960,460
MAN AG	118,848	7,492,912

		9,453,372
MANUFACTURING – 9.81%
Siemens AG	678,528	62,291,076

		62,291,076
MEDIA – 0.16%
Premiere AG1	59,904	1,002,744

		1,002,744

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2006

Security	Shares	Value
PHARMACEUTICALS – 3.31%
ALTANA AG	63,168	$3,394,314
Celesio AG	34,080	3,164,817
Merck KGaA	41,088	4,114,922
Schering AG	143,328	10,307,651

		20,981,704
REAL ESTATE – 0.23%
IVG Immobilien AG	55,392	1,435,073

		1,435,073
RETAIL – 0.36%
Douglas Holding AG	25,920	1,191,006
KarstadtQuelle AG1,2	44,064	1,079,075

		2,270,081
SEMICONDUCTORS – 0.81%
Infineon Technologies AG1	554,496	5,116,897

		5,116,897
SOFTWARE – 5.92%
SAP AG	184,128	37,550,026

		37,550,026
TELECOMMUNICATIONS – 4.90%
Deutsche Telekom AG	1,968,192	31,068,678

		31,068,678
TRANSPORTATION – 2.48%
Deutsche Post AG	603,168	15,756,074

		15,756,074

TOTAL COMMON STOCKS (Cost: $544,903,839)		614,208,855
PREFERRED STOCKS – 3.05%
AUTO MANUFACTURERS – 1.61%
Porsche AG [2]	6,624	5,579,242
Volkswagen AG	89,952	4,637,286

		10,216,528
ELECTRIC – 0.26%
RWE AG	20,640	1,624,131

		1,624,131
HOUSEHOLD PRODUCTS & WARES – 0.92%
Henkel KGaA	53,280	5,871,438

		5,871,438

Security	Shares or Principal	Value
MEDIA – 0.26%
ProSiebenSat.1 Media AG	69,984	$1,647,909

		1,647,909

TOTAL PREFERRED STOCKS (Cost: $15,856,188)		19,360,006
SHORT-TERM INVESTMENTS – 0.41%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$10,626	10,626
Wells Fargo Bank N.A.
4.78%, 12/05/06	17,001	17,001

		27,627
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	10,626	10,537
CC USA Inc.
4.23%, 04/21/06	6,375	6,337
Edison Asset Securitization LLC
4.37%, 05/08/06	10,626	10,538
Galaxy Funding Inc.
4.23%, 04/18/06	6,099	6,065
Grampian Funding LLC
4.41%, 05/15/06	10,626	10,528
Nordea North America Inc.
4.16%, 04/04/06	22,314	22,226
Sigma Finance Inc.
4.16%, 04/06/06	12,751	12,698

		78,929
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	6,588	6,588
K2 USA LLC
3.94%, 07/07/06	12,751	12,751
Marshall & Ilsley Bank
5.18%, 12/15/06	21,252	21,310
Toronto-Dominion Bank
3.81%, 06/20/06	26,565	26,565
US Bank N.A.
2.85%, 11/15/06	4,250	4,195

		71,409

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	312,078	$312,078

		312,078

REPURCHASE AGREEMENTS [3] – 0.09%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $31,881 (collateralized by non-U.S. Government debt securities, value $35,123, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$31,877	31,877
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $106,271 (collateralized by U.S. Government obligations, value $108,597, 3.69% to 10.00%, 5/1/09 to 1/1/36).	106,258	106,258
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $53,136 (collateralized by non-U.S. Government debt securities, value $55,875, 1.01%, 9/19/35).[6]	53,129	53,129
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $106,271 (collateralized by U.S. Government obligations, value $108,557, 4.50% to 7.50%, 9/1/09 to 11/1/35).	106,258	106,258
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $106,272 (collateralized by non-U.S. Government debt securities, value $111,750, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	106,258	106,258
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $25,505 (collateralized by U.S. Government obligations, value $26,054, 3.99% to 5.51%, 7/1/32 to 2/1/36).	25,502	25,502

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $21,255 (collateralized by non-U.S. Government debt securities, value $21,925, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	$21,252	$21,252
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $106,272 (collateralized by non-U.S. Government debt securities, value $111,580, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	106,258	106,258

		556,792
TIME DEPOSITS[3] – 0.03%
KBC Bank
4.57%, 03/01/06	42,503	42,503
Societe Generale
4.57%, 03/01/06	74,381	74,381
US Bank N.A.
4.45%, 03/01/06	38,242	38,242

		155,126
VARIABLE & FLOATING RATE NOTES[3] – 0.22%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	59,717	59,727
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	49,941	49,942
American Express Centurion Bank
4.57%, 06/29/06	8,501	8,501
American Express Credit Corp.
4.67%, 02/05/07	6,375	6,381
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	69,068	69,085
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	13,814	13,814
Bank of Ireland
4.54%, 03/20/07[7]	21,252	21,252
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	27,415	27,414

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES ® MSCI GERMANY INDEX FUND

February 28, 2006

Security	Principal	Value
BMW US Capital LLC
4.54%, 02/15/07[7]	$21,252	$21,252
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	57,167	57,166
Commodore CDO Ltd.
4.56%, 12/12/06[7]	5,313	5,313
DEPFA Bank PLC
4.50%, 12/15/06	21,252	21,252
Dorada Finance Inc.
4.52%, 06/26/06[7]	5,313	5,313
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	21,252	21,252
Fifth Third Bancorp.
4.55%, 01/23/07[7]	42,503	42,503
Five Finance Inc.
4.54%, 06/26/06[7]	4,250	4,250
General Electric Capital Corp.
4.67%, 03/09/07	9,563	9,570
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	5,313	5,313
Hartford Life Global Funding Trusts
4.56%, 02/15/07	21,252	21,252
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	21,252	21,252
Holmes Financing PLC
4.54%, 12/15/06[7]	58,442	58,442
HSBC Bank USA N.A.
4.70%, 05/04/06	7,438	7,439
K2 USA LLC
4.53%, 06/02/06[7]	19,126	19,126
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	22,266	22,265
Links Finance LLC
4.56%, 03/15/06[7]	17,001	17,001
Marshall & Ilsley Bank
4.55%, 02/15/07	11,688	11,688
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	63,542	63,568
Mound Financing PLC
4.53%, 11/08/06[7]	42,503	42,503
Natexis Banques Populaires
4.55%, 03/15/07[7]	15,939	15,939
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	57,379	57,382
Nordea Bank AB
4.55%, 02/09/07[7]	37,190	37,190
Northern Rock PLC
4.61%, 02/02/07[7]	25,502	25,503
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	57,804	57,805
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	53,129	53,129
Principal Life Income Funding Trusts
4.70%, 05/10/06	15,939	15,939
Sedna Finance Inc.
4.54%, 09/20/06[7]	6,375	6,375
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	23,589	23,589
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	21,252	21,252
Societe Generale
4.54%, 03/02/07[7]	14,876	14,876
Strips III LLC
4.62%, 07/24/06[7,8]	5,483	5,483
SunTrust Bank
4.62%, 04/28/06	31,877	31,877
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	47,391	47,389
Toyota Motor Credit Corp.
4.57%, 04/10/06	9,563	9,563
UniCredito Italiano SpA
4.43%, 06/14/06	27,627	27,624
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	21,252	21,252
US Bank N.A.
4.54%, 09/29/06	9,563	9,562

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES ® MSCI GERMANY INDEX FUND

February 28, 2006

Security	Principal	Value
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	$31,877	$31,878
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	40,559	40,558
Wells Fargo & Co.
4.56%, 03/15/07[7]	10,626	10,627
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	10,626	10,625
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	22,314	22,314
Winston Funding Ltd.
4.68%, 04/23/06[7]	15,174	15,174
World Savings Bank
4.52%, 03/09/06	31,877	31,877

		1,378,618

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,580,579)		2,580,579

TOTAL INVESTMENTS IN SECURITIES – 100.23% (Cost: $563,340,606)		636,149,440
Other Assets, Less Liabilities – (0.23)%		(1,433,074)

NET ASSETS – 100.00%		$634,716,366

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 95.69%
AEROSPACE & DEFENSE – 2.03%
Finmeccanica SpA	79,443	$1,739,931

		1,739,931
APPAREL – 0.34%
Benetton Group SpA	22,701	289,598

		289,598
AUTO MANUFACTURERS – 1.38%
Fiat SpA[1,2]	109,032	1,180,340

		1,180,340
AUTO PARTS & EQUIPMENT – 0.74%
Pirelli SpA	668,556	632,089

		632,089
BANKS – 37.45%
Banca Antonveneta SpA	35,721	1,125,610
Banca Intesa SpA	623,511	3,687,170
Banca Monte dei Paschi di Siena SpA[2]	274,050	1,418,035
Banca Nazionale del Lavoro SpA[1]	306,432	1,064,977
Banca Popolare di Milano Scrl	109,809	1,389,059
Banca Popolare di Verona e Novara Scrl	109,872	2,636,927
Banche Popolari Unite Scrl	118,587	2,980,403
Capitalia SpA	378,588	2,861,696
Sanpaolo IMI SpA	240,828	4,252,354
UniCredito Italiano SpA	1,463,154	10,649,839

		32,066,070
BUILDING MATERIALS – 0.80%
Italcementi SpA	33,642	689,084

		689,084
COMMERCIAL SERVICES – 2.63%
Autostrade SpA	88,263	2,254,060

		2,254,060
DIVERSIFIED FINANCIAL SERVICES – 3.51%
Banca Fideuram SpA	75,852	460,312
Mediobanca SpA	121,653	2,545,466

		3,005,778
ELECTRIC – 8.69%
Enel SpA	760,347	6,318,470
Terna SpA	428,463	1,127,668

		7,446,138
ENTERTAINMENT – 0.52%
Lottomatica SpA[1]	11,130	444,536

		444,536
GAS – 0.61%
Snam Rete Gas SpA	118,482	520,544

		520,544
HEALTH CARE – PRODUCTS – 1.47%
Luxottica Group SpA	44,646	1,255,677

		1,255,677
INSURANCE – 5.42%
Assicurazioni Generali SpA	115,080	4,128,472
Mediolanum SpA[2]	62,349	515,146

		4,643,618
MEDIA – 4.11%
Arnoldo Mondadori Editore SpA	41,685	394,361
Gruppo Editoriale L’Espresso SpA	31,857	163,605
Mediaset SpA	199,437	2,349,254
Seat Pagine Gialle SpA[1]	903,487	443,799
Telecom Italia Media SpA[1,2]	325,045	165,090

		3,516,109
OIL & GAS – 17.70%
ENI SpA	530,523	15,155,084

		15,155,084
RETAIL – 1.16%
Autogrill SpA	39,753	583,439
Bulgari SpA	34,482	409,467

		992,906
TELECOMMUNICATIONS – 7.13%
Telecom Italia SpA	2,229,318	5,986,930
Tiscali SpA[1]	40,677	119,909

		6,106,839

TOTAL COMMON STOCKS (Cost: $68,626,951)		81,938,401
PREFERRED STOCKS – 4.03%
BANKS – 0.61%
Banca Intesa SpA RNC	94,395	519,665

		519,665

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 3.42%
Telecom Italia SpA RNC	1,272,705	$2,927,031

		2,927,031

TOTAL PREFERRED STOCKS (Cost: $2,949,582)		3,446,696
SHORT-TERM INVESTMENTS – 1.22%
CERTIFICATES OF DEPOSIT[3]– 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$4,816	4,816
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,706	7,706

		12,522
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
4.40%, 05/08/06	4,816	4,778
CC USA Inc.
4.23%, 04/21/06	2,890	2,872
Edison Asset Securitization LLC
4.37%, 05/08/06	4,816	4,777
Galaxy Funding Inc.
4.23%, 04/18/06	2,765	2,749
Grampian Funding LLC
4.41%, 05/15/06	4,816	4,772
Nordea North America Inc.
4.16%, 04/04/06	10,114	10,074
Sigma Finance Inc.
4.16%, 04/06/06	5,780	5,756

		35,778
MEDIUM-TERM NOTES[3] – 0.04%
Dorada Finance Inc.
3.93%, 07/07/06	2,986	2,986
K2 USA LLC
3.94%, 07/07/06	5,780	5,779
Marshall & Ilsley Bank
5.18%, 12/15/06	9,633	9,659
Toronto-Dominion Bank
3.81%, 06/20/06	12,041	12,041
US Bank N.A.
2.85%, 11/15/06	1,927	1,901

		32,366
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	20,183	20,183

		20,183
REPURCHASE AGREEMENTS[3] – 0.30%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $14,451 (collateralized by non-U.S. Government debt securities, value $15,920, 0.00% to 9.40%, 11/15/15 to 6/12/47).6	$14,449	14,449
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $48,169 (collateralized by U.S. Government obligations, value $49,223, 3.69% to 10.00%, 5/1/09 to 1/1/36).	48,163	48,163
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $24,085 (collateralized by non-U.S. Government debt securities, value $25,326, 1.01%, 9/19/35).6	24,082	24,082
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $48,169 (collateralized by U.S. Government obligations, value $49,205, 4.50% to 7.50%, 9/1/09 to 11/1/35).	48,163	48,163
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $48,169 (collateralized by non-U.S. Government debt securities, value $50,652, 0.00% to 10.00%, 8/15/07 to 2/1/16).6	48,163	48,163
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $11,560 (collateralized by U.S. Government obligations, value $11,809, 3.99% to 5.51%, 7/1/32 to 2/1/36).	11,559	11,559

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $9,634 (collateralized by non-U.S. Government debt securities, value $9,938, 0.00% to 7.88%, 5/15/08 to 1/15/16).6	$9,633	$9,633
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $48,169 (collateralized by non-U.S. Government debt securities, value $50,575, 0.00% to 7.16%, 3/1/06 to 3/25/35).6	48,163	48,163

		252,375
TIME DEPOSITS[3] – 0.08%
KBC Bank
4.57%, 03/01/06	19,265	19,265
Societe Generale
4.57%, 03/01/06	33,714	33,714
US Bank N.A.
4.45%, 03/01/06	17,334	17,334

		70,313
VARIABLE & FLOATING RATE NOTES[3] – 0.73%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	27,068	27,072
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	22,637	22,635
American Express Centurion Bank
4.57%, 06/29/06	3,853	3,853
American Express Credit Corp.
4.67%, 02/05/07	2,890	2,892
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	31,306	31,314
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	6,261	6,261
Bank of Ireland
4.54%, 03/20/07[7]	9,633	9,633
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	12,426	12,426
BMW US Capital LLC
4.54%, 02/15/07[7]	9,633	9,633
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	25,912	25,911
Commodore CDO Ltd.
4.56%, 12/12/06[7]	2,408	2,408
DEPFA Bank PLC
4.50%, 12/15/06	9,633	9,633
Dorada Finance Inc.
4.52%, 06/26/06[7]	2,408	2,408
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	9,633	9,633
Fifth Third Bancorp.
4.55%, 01/23/07[7]	19,265	19,265
Five Finance Inc.
4.54%, 06/26/06[7]	1,927	1,926
General Electric Capital Corp.
4.67%, 03/09/07	4,335	4,338
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	2,408	2,408
Hartford Life Global Funding Trusts
4.56%, 02/15/07	9,633	9,633
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	9,633	9,633
Holmes Financing PLC
4.54%, 12/15/06[7]	26,490	26,490
HSBC Bank USA N.A.
4.70%, 05/04/06	3,371	3,372
K2 USA LLC
4.53%, 06/02/06[7]	8,669	8,669
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	10,092	10,092
Links Finance LLC
4.56%, 03/15/06[7]	7,706	7,706
Marshall & Ilsley Bank
4.55%, 02/15/07	5,298	5,298

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2006

Security	Principal	Value
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	$28,802	$28,813
Mound Financing PLC
4.53%, 11/08/06[7]	19,265	19,265
Natexis Banques Populaires
4.55%, 03/15/07[7]	7,224	7,224
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	26,008	26,009
Nordea Bank AB
4.55%, 02/09/07[7]	16,857	16,857
Northern Rock PLC
4.61%, 02/02/07[7]	11,559	11,559
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	26,201	26,200
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	24,082	24,082
Principal Life Income Funding Trusts
4.70%, 05/10/06	7,224	7,224
Sedna Finance Inc.
4.54%, 09/20/06[7]	2,890	2,890
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	10,692	10,692
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	9,633	9,633
Societe Generale
4.54%, 03/02/07[7]	6,743	6,743
Strips III LLC
4.62%, 07/24/06[7,8]	2,485	2,485
SunTrust Bank
4.62%, 04/28/06	14,449	14,449
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	21,481	21,480
Toyota Motor Credit Corp.
4.57%, 04/10/06	4,335	4,335
UniCredito Italiano SpA
4.43%, 06/14/06	12,522	12,521
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	9,633	9,633
US Bank N.A.
4.54%, 09/29/06	4,335	4,334
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	14,449	14,449
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	18,384	18,384
Wells Fargo & Co.
4.56%, 03/15/07[7]	4,816	4,817
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	4,816	4,816
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	10,114	10,114
Winston Funding Ltd.
4.68%, 04/23/06[7]	6,878	6,878
World Savings Bank
4.52%, 03/09/06	14,449	14,449

		624,877

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,048,414)		1,048,414

TOTAL INVESTMENTS IN SECURITIES – 100.94% (Cost: $72,624,947)		86,433,511
Other Assets, Less Liabilities – (0.94)%		(808,144)

NET ASSETS – 100.00%		$85,625,367

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.98%
BANKS – 12.76%
ABN AMRO Holding NV	370,500	$10,800,265

		10,800,265
BEVERAGES – 3.44%
Heineken NV	77,376	2,915,148

		2,915,148
CHEMICALS – 6.34%
Akzo Nobel NV	69,654	3,537,716
Koninklijke DSM NV	43,836	1,823,995

		5,361,711
COMMERCIAL SERVICES – 1.85%
Randstad Holdings NV	13,806	773,300
Vedior NV	41,886	791,527

		1,564,827
COMPUTERS – 0.49%
Getronics NV	30,264	411,338

		411,338
DISTRIBUTION & WHOLESALE – 1.30%
Buhrmann NV	32,994	554,260
Hagemeyer NV1,2	135,798	547,239

		1,101,499
ELECTRONICS – 10.25%
Koninklijke Philips Electronics NV	266,292	8,673,735

		8,673,735
FOOD – 14.68%
Koninklijke Ahold NV1	379,080	3,091,394
Koninklijke Numico NV1	40,482	1,753,455
Unilever NV CVA	109,122	7,578,366

		12,423,215
INSURANCE – 22.75%
AEGON NV	254,826	4,207,856
ING Groep NV	400,123	15,041,281

		19,249,137
MEDIA – 7.90%
Reed Elsevier NV	217,074	2,934,865
VNU NV	65,676	2,128,254
Wolters Kluwer NV CVA	73,866	1,622,189

		6,685,308

Security	Shares or Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.44%
Oce NV	21,450	$371,331

		371,331
OIL & GAS SERVICES – 1.12%
SBM Offshore NV	9,594	945,959

		945,959
REAL ESTATE INVESTMENT TRUSTS – 4.61%
Corio NV	18,096	1,189,859
Rodamco Europe NV	20,436	1,873,655
Wereldhave NV	7,878	839,694

		3,903,208
SEMICONDUCTORS – 2.92%
ASML Holding NV1	118,872	2,467,435

		2,467,435
TELECOMMUNICATIONS – 4.82%
Koninklijke KPN NV	394,602	4,083,629

		4,083,629
TRANSPORTATION – 4.31%
TNT NV	111,930	3,644,480

		3,644,480

TOTAL COMMON STOCKS (Cost: $71,953,663)		84,602,225
SHORT-TERM INVESTMENTS – 0.01%
CERTIFICATES OF DEPOSIT[3]– 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$19	19
Wells Fargo Bank N.A.
4.78%, 12/05/06	31	31

		50
COMMERCIAL PAPER[3] – 0.00%
Amstel Funding Corp.
4.40%, 05/08/06	19	19
CC USA Inc.
4.23%, 04/21/06	12	12
Edison Asset Securitization LLC
4.37%, 05/08/06	19	19
Galaxy Funding Inc.
4.23%, 04/18/06	11	11

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

i SHARES ® MSCI NETHERLANDS INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
Grampian Funding LLC
4.41%, 05/15/06	$19	$19
Nordea North America Inc.
4.16%, 04/04/06	41	41
Sigma Finance Inc.
4.16%, 04/06/06	23	23

		144
MEDIUM-TERM NOTES[3] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	12	12
K2 USA LLC
3.94%, 07/07/06	23	23
Marshall & Ilsley Bank
5.18%, 12/15/06	39	39
Toronto-Dominion Bank
3.81%, 06/20/06	49	49
US Bank N.A.
2.85%, 11/15/06	8	8

		131
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	3,716	3,716

		3,716
REPURCHASE AGREEMENTS[3]– 0.00%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $58 (collateralized by non-U.S. Government debt securities, value $64, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$58	58
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $194 (collateralized by U.S. Government obligations, value $198, 3.69% to 10.00%, 5/1/09 to 1/1/36).	194	194

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $97 (collateralized by non-U.S. Government debt securities, value $102, 1.01%, 9/19/35).[6]	$97	$97
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $194 (collateralized by U.S. Government obligations, value $198, 4.50% to 7.50%, 9/1/09 to 11/1/35).	194	194
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $194 (collateralized by non-U.S. Government debt securities, value $204, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	194	194
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $47 (collateralized by U.S. Government obligations, value $48, 3.99% to 5.51%, 7/1/32 to 2/1/36).	47	47
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $39 (collateralized by non-U.S. Government debt securities, value $40, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	39	39
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $194 (collateralized by non-U.S. Government debt securities, value $204, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	194	194

		1,017
TIME DEPOSITS[3] – 0.00%
KBC Bank
4.57%, 03/01/06	78	78

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2006

Security	Principal	Value
Societe Generale
4.57%, 03/01/06	$136	$136
US Bank N.A.
4.45%, 03/01/06	70	70

		284
VARIABLE & FLOATING RATE NOTES[3]– 0.00%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	109	109
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	91	91
American Express Centurion Bank
4.57%, 06/29/06	16	16
American Express Credit Corp.
4.67%, 02/05/07	12	12
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	126	126
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	25	25
Bank of Ireland
4.54%, 03/20/07[7]	39	39
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	50	50
BMW US Capital LLC
4.54%, 02/15/07[7]	39	39
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	104	103
Commodore CDO Ltd.
4.56%, 12/12/06[7]	10	10
DEPFA Bank PLC
4.50%, 12/15/06	39	39
Dorada Finance Inc.
4.52%, 06/26/06[7]	10	10
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	39	39
Fifth Third Bancorp.
4.55%, 01/23/07[7]	78	78
Five Finance Inc.
4.54%, 06/26/06[7]	8	8
General Electric Capital Corp.
4.67%, 03/09/07	17	17
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	10	10
Hartford Life Global Funding Trusts
4.56%, 02/15/07	39	39
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	39	39
Holmes Financing PLC
4.54%, 12/15/06[7]	107	107
HSBC Bank USA N.A.
4.70%, 05/04/06	14	14
K2 USA LLC
4.53%, 06/02/06[7]	35	35
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	41	41
Links Finance LLC
4.56%, 03/15/06[7]	31	31
Marshall & Ilsley Bank
4.55%, 02/15/07	21	21
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	116	116
Mound Financing PLC
4.53%, 11/08/06[7]	78	78
Natexis Banques Populaires
4.55%, 03/15/07[7]	29	29
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	105	105
Nordea Bank AB
4.55%, 02/09/07[7]	68	68
Northern Rock PLC
4.61%, 02/02/07[7]	47	47
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	106	106

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2006

Security	Principal	Value
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	$97	$97
Principal Life Income Funding Trusts
4.70%, 05/10/06	29	29
Sedna Finance Inc.
4.54%, 09/20/06[7]	12	12
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	43	43
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	39	39
Societe Generale
4.54%, 03/02/07[7]	27	27
Strips III LLC
4.62%, 07/24/06[7,8]	10	10
SunTrust Bank
4.62%, 04/28/06	58	58
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	87	86
Toyota Motor Credit Corp.
4.57%, 04/10/06	17	17
UniCredito Italiano SpA
4.43%, 06/14/06	50	50
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	39	39
US Bank N.A.
4.54%, 09/29/06	17	17
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	58	58
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	74	74
Wells Fargo & Co.
4.56%, 03/15/07[7]	19	19
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	19	20
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	41	41
Winston Funding Ltd.
4.68%, 04/23/06[7]	28	28
World Savings Bank
4.52%, 03/09/06	58	58

		2,519

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,861)		7,861

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $71,961,524)		84,610,086
Other Assets, Less Liabilities – 0.01%		8,995

NET ASSETS – 100.00%		$84,619,081

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
ADVERTISING – 0.56%
Telefonica Publicidad e Informacion SA	46,197	$486,893

		486,893
AGRICULTURE – 3.16%
Altadis SA	65,221	2,737,143

		2,737,143
AIRLINES – 0.32%
Iberia Lineas Aereas de Espana SA	98,455	280,545

		280,545
BANKS – 38.37%
Banco Bilbao Vizcaya Argentaria SA	602,098	12,260,901
Banco Popular Espanol SA	286,752	3,846,151
Banco Santander Central Hispano SA	1,119,487	16,350,178
Bankinter SA	12,064	762,315

		33,219,545
BIOTECHNOLOGY – 0.28%
Zeltia SA1	35,090	243,486

		243,486
BUILDING MATERIALS – 0.11%
Uralita SA	18,270	92,575

		92,575
COMMERCIAL SERVICES – 2.67%
Abertis Infraestructuras SA1	68,569	1,777,275
Cintra Concesiones de Infraestructuras de Transporte SA2	40,020	531,532

		2,308,807
COMPUTERS – 0.75%
Indra Sistemas SA	32,799	653,047

		653,047
ELECTRIC – 11.58%
Endesa SA	125,454	4,205,980
Iberdrola SA	129,978	4,101,957
Union Fenosa SA	45,791	1,719,721

		10,027,658
ENERGY - ALTERNATE SOURCES – 0.71%
Gamesa Corporacion Tecnologica SA	35,293	611,394

		611,394
ENGINEERING & CONSTRUCTION – 6.49%
Acciona SA	7,453	1,039,643
Actividades de Construcciones y Servicios SA	67,222	2,508,552
Fomento de Construcciones y Contratas SA	15,573	1,059,242
Grupo Ferrovial SA	13,485	1,010,470

		5,617,907
FOOD – 0.94%
Ebro Puleva SA	39,440	718,501
Viscofan SA	7,250	98,107

		816,608
FOREST PRODUCTS & PAPER – 0.34%
Grupo Empresarial ENCE SA	8,555	295,791

		295,791
GAS – 2.35%
Gas Natural SDG SA	66,874	2,037,115

		2,037,115
INSURANCE – 0.94%
Corporacion Mapfre SA	41,992	809,550

		809,550
IRON & STEEL – 0.93%
Acerinox SA1	52,664	808,090

		808,090
LODGING – 0.34%
NH Hoteles SA	18,038	291,404

		291,404
MEDIA – 1.38%
Antena 3 de Television SA1	20,271	538,224
Promotora de Informaciones SA	19,778	366,438
Sogecable SA1,2	7,156	287,776

		1,192,438
OIL & GAS – 4.89%
Repsol YPF SA	151,641	4,237,811

		4,237,811
PHARMACEUTICALS – 0.65%
FAES FARMA SA1	25,143	559,366

		559,366

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
REAL ESTATE – 3.00%
Inmobiliaria Colonial SA	10,556	$678,353
Metrovacesa SA	14,297	1,065,350
Sacyr Vallehermoso SA	30,334	853,511

		2,597,214
RETAIL – 2.22%
Inditex SA	53,563	1,924,116

		1,924,116
TELECOMMUNICATIONS – 15.86%
Telefonica SA	890,387	13,736,637

		13,736,637
WATER – 1.03%
Sociedad General de Aguas de Barcelona SA2	276	7,338
Sociedad General de Aguas de Barcelona SA Class B	31,958	883,965

		891,303

TOTAL COMMON STOCKS (Cost: $63,191,884)		86,476,443

SHORT-TERM INVESTMENTS – 2.79%

CERTIFICATES OF DEPOSIT[3]– 0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$11,326	11,326
Wells Fargo Bank N.A.
4.78%, 12/05/06	18,121	18,121

		29,447
COMMERCIAL PAPER[3] – 0.10%
Amstel Funding Corp.
4.40%, 05/08/06	11,326	11,229
CC USA Inc.
4.23%, 04/21/06	6,796	6,755
Edison Asset Securitization LLC
4.37%, 05/08/06	11,326	11,232
Galaxy Funding Inc.
4.23%, 04/18/06	6,501	6,464
Grampian Funding LLC
4.41%, 05/15/06	11,326	11,222
Nordea North America Inc.
4.16%, 04/04/06	23,784	23,691
Sigma Finance Inc.
4.16%, 04/06/06	13,591	13,534

		84,127
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06	7,022	7,022
K2 USA LLC
3.94%, 07/07/06	13,591	13,591
Marshall & Ilsley Bank
5.18%, 12/15/06	22,652	22,713
Toronto-Dominion Bank
3.81%, 06/20/06	28,315	28,315
US Bank N.A.
2.85%, 11/15/06	4,530	4,471

		76,112
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	368	368

		368
REPURCHASE AGREEMENTS[3]– 0.68%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $33,982 (collateralized by non-U.S. Government debt securities, value $37,436, 0.00% to 9.40%, 11/15/15 to 6/12/47)[6]	$33,978	33,978
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $113,273 (collateralized by U.S. Government obligations, value $115,752, 3.69% to 10.00%, 5/1/09 to 1/1/36)	113,259	113,259
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $56,636 (collateralized by non-U.S. Government debt securities, value $59,556, 1.01%, 9/19/35)[6]	56,629	56,629

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $113,273 (collateralized by U.S. Government obligations, value $115,709, 4.50% to 7.50%, 9/1/09 to 11/1/35).	$113,259	$113,259
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $113,274 (collateralized by non-U.S. Government debt securities, value $119,112, 0.00% to 10.00%, 8/15/07 to 2/1/16).6	113,259	113,259
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $27,185 (collateralized by U.S. Government obligations, value $27,771, 3.99% to 5.51%, 7/1/32 to 2/1/36).	27,182	27,182
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $22,655 (collateralized by non-U.S. Government debt securities, value $23,370, 0.00% to 7.88%, 5/15/08 to 1/15/16).6	22,652	22,652
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $113,274 (collateralized by non-U.S. Government debt securities, value $118,931, 0.00% to 7.16%, 3/1/06 to 3/25/35).6	113,259	113,259

		593,477
TIME DEPOSITS[3] – 0.19%
KBC Bank
4.57%, 03/01/06	45,303	45,303
Societe Generale
4.57%, 03/01/06	79,281	79,281
US Bank N.A.
4.45%, 03/01/06	40,761	40,761

		165,345
VARIABLE & FLOATING RATE NOTES[3] – 1.70%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	63,651	63,661
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	53,232	53,232
American Express Centurion Bank
4.57%, 06/29/06	9,061	9,061
American Express Credit Corp.
4.67%, 02/05/07	6,796	6,801
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	73,618	73,637
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	14,724	14,724
Bank of Ireland
4.54%, 03/20/07[7]	22,652	22,652
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	29,221	29,220
BMW US Capital LLC
4.54%, 02/15/07[7]	22,652	22,652
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	60,933	60,932
Commodore CDO Ltd.
4.56%, 12/12/06[7]	5,663	5,663
DEPFA Bank PLC
4.50%, 12/15/06	22,652	22,652
Dorada Finance Inc.
4.52%, 06/26/06[7]	5,663	5,663
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	22,652	22,652
Fifth Third Bancorp.
4.55%, 01/23/07[7]	45,303	45,303
Five Finance Inc.
4.54%, 06/26/06[7]	4,530	4,530

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2006

Security	Principal	Value
General Electric Capital Corp.
4.67%, 03/09/07	$10,193	$10,201
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	5,663	5,663
Hartford Life Global Funding Trusts
4.56%, 02/15/07	22,652	22,652
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	22,652	22,652
Holmes Financing PLC
4.54%, 12/15/06[7]	62,292	62,292
HSBC Bank USA N.A.
4.70%, 05/04/06	7,928	7,929
K2 USA LLC
4.53%, 06/02/06[7]	20,387	20,386
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	23,733	23,733
Links Finance LLC
4.56%, 03/15/06[7]	18,121	18,121
Marshall & Ilsley Bank
4.55%, 02/15/07	12,458	12,458
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	67,729	67,757
Mound Financing PLC
4.53%, 11/08/06[7]	45,303	45,303
Natexis Banques Populaires
4.55%, 03/15/07[7]	16,989	16,989
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	61,160	61,162
Nordea Bank AB
4.55%, 02/09/07[7]	39,641	39,641
Northern Rock PLC
4.61%, 02/02/07[7]	27,182	27,183
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	61,613	61,613
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	56,629	56,629
Principal Life Income Funding Trusts
4.70%, 05/10/06	16,989	16,989
Sedna Finance Inc.
4.54%, 09/20/06[7]	6,796	6,796
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	25,143	25,143
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	22,652	22,652
Societe Generale
4.54%, 03/02/07[7]	15,856	15,856
Strips III LLC
4.62%, 07/24/06[7,8]	5,844	5,844
SunTrust Bank
4.62%, 04/28/06	33,978	33,978
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	50,513	50,511
Toyota Motor Credit Corp.
4.57%, 04/10/06	10,193	10,193
UniCredito Italiano SpA
4.43%, 06/14/06	29,447	29,444
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	22,652	22,652
US Bank N.A.
4.54%, 09/29/06	10,193	10,192
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	33,978	33,978
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	43,231	43,231
Wells Fargo & Co.
4.56%, 03/15/07[7]	11,326	11,327
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	11,326	11,325
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	23,784	23,784
Winston Funding Ltd.
4.68%, 04/23/06[7]	16,173	16,173

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

i SHARES ® MSCI SPAIN INDEX FUND

February 28, 2006

Security	Principal	Value
World Savings Bank 4.52%, 03/09/06	$33,978	$33,978

		1,469,445
TOTAL SHORT-TERM INVESTMENTS (Cost: $2,418,321)		2,418,321

TOTAL INVESTMENTS IN SECURITIES – 102.66% (Cost: $65,610,205)		88,894,764
Other Assets, Less Liabilities – (2.66)%		(2,305,091)

NET ASSETS – 100.00%		$86,589,673

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES ® MSCI SWEDEN INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.96%
AGRICULTURE – 1.74%
Swedish Match AB	134,618	$1,802,104

		1,802,104
AIRLINES – 0.40%
SAS AB1	31,146	411,045

		411,045
AUTO MANUFACTURERS – 7.02%
Scania AB Class B	39,498	1,651,102
Volvo AB Class A	39,440	1,671,091
Volvo AB Class B	90,190	3,935,294

		7,257,487
BANKS – 19.39%
Nordea Bank AB	896,158	10,129,276
Skandinaviska Enskilda Banken AB Class A	195,460	4,319,831
Svenska Handelsbanken AB Class A	215,064	5,595,073

		20,044,180
COMMERCIAL SERVICES – 2.18%
Securitas AB Class B	122,786	2,256,226

		2,256,226
COMPUTERS – 0.37%
WM-Data AB Class B	131,544	387,077

		387,077
COSMETICS & PERSONAL CARE – 0.39%
Oriflame Cosmetics SA SDR	12,528	407,408

		407,408
DIVERSIFIED FINANCIAL SERVICES – 0.83%
D Carnegie AB	18,328	310,163
OMHEX AB1	32,074	546,837

		857,000
ENGINEERING & CONSTRUCTION – 2.43%
Skanska AB Class B	156,194	2,515,042

		2,515,042
FOOD – 0.31% Axfood AB	12,238	316,064

		316,064
FOREST PRODUCTS & PAPER – 4.41%
Billerud AB	21,924	312,874
Holmen AB Class B	22,098	856,766
Svenska Cellulosa AB Class B	80,678	3,382,704

		4,552,344
HAND & MACHINE TOOLS – 4.35% Sandvik AB	83,578	4,496,477

		4,496,477
HEALTH CARE - PRODUCTS – 2.67%
Elekta AB Class B	36,250	535,630
Gambro AB Class A	72,848	742,901
Gambro AB Class B	39,440	405,943
Getinge AB Class B	74,588	1,078,562

		2,763,036
HEALTH CARE - SERVICES – 0.56%
Capio AB1	33,698	583,036

		583,036
HOME FURNISHINGS – 3.16%
Electrolux AB Series B	117,972	3,262,825

		3,262,825
IRON & STEEL – 1.33%
Svenskt Stal AB Class A	21,112	949,183
Svenskt Stal AB Class B	9,976	421,428

		1,370,611
MACHINERY – 4.92%
Atlas Copco AB Class A	132,356	3,259,485
Atlas Copco AB Class B	80,446	1,828,722

		5,088,207
MANUFACTURING – 1.63%
Alfa Laval AB	39,672	1,002,040
Trelleborg AB Class B2	32,654	680,442

		1,682,482
MEDIA – 1.72%
Eniro AB	71,978	797,660
Modern Times Group AB Class B1	21,228	983,889

		1,781,549
METAL FABRICATE & HARDWARE – 4.56%
Assa Abloy AB Class B	122,380	2,078,756
Hoganas AB Class B2	11,542	244,156

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

i SHARES ® MSCI SWEDEN INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
SKF AB	164,198	$2,384,715

		4,707,627
OIL & GAS – 0.75%
Lundin Petroleum AB1	69,658	769,750

		769,750
REAL ESTATE – 2.09%
Castellum AB	16,240	679,893
Fabege AB	32,306	640,551
Kungsleden AB	18,908	661,449
Wihlborgs Fastigheter AB1	6,322	174,452

		2,156,345
RETAIL – 6.93%
Hennes & Mauritz AB Class B	196,562	7,161,701

		7,161,701
SOFTWARE – 0.24%
Telelogic AB1	99,470	242,449

		242,449
TELECOMMUNICATIONS – 25.58%
Tele2 AB Class B2	130,790	1,412,250
Telefonaktiebolaget LM EricssonClass B	6,130,774	20,904,985
TeliaSonera AB	772,966	4,119,492

		26,436,727
TOTAL COMMON STOCKS (Cost: $83,337,160)		103,308,799
SHORT-TERM INVESTMENTS – 0.17%
CERTIFICATES OF DEPOSIT[3]– 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$782	782
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,252	1,252

		2,034
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	782	777
CC USA Inc.
4.23%, 04/21/06	469	467
Edison Asset Securitization LLC
4.37%, 05/08/06	782	776
Galaxy Funding Inc.
4.23%, 04/18/06	449	447
Grampian Funding LLC
4.41%, 05/15/06	782	775
Nordea North America Inc.
4.16%, 04/04/06	1,643	1,637
Sigma Finance Inc.
4.16%, 04/06/06	939	935

		5,814
MEDIUM-TERM NOTES[3] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	485	485
K2 USA LLC
3.94%, 07/07/06	939	939
Marshall & Ilsley Bank
5.18%, 12/15/06	1,565	1,569
Toronto-Dominion Bank
3.81%, 06/20/06	1,956	1,956
US Bank N.A.
2.85%, 11/15/06	313	309

		5,258
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	10,113	10,113

		10,113
REPURCHASE AGREEMENTS [3] – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $2,347 (collateralized by non-U.S. Government debt securities, value $2,586, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$2,347	2,347
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $ 7,826 (collateralized by U.S. Government obligations, value $7,997, 3.69% to 10.00%, 5/1/09 to 1/1/36).	7,825	7,825

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $3,913 (collateralized by non-U.S. Government debt securities, value $4,115, 1.01%, 9/19/35).[6]	$3,912	$3,912
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $7,826 (collateralized by U.S. Government obligations, value $7,994, 4.50% to 7.50%, 9/1/09 to 11/1/35).	7,825	7,825
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $7,826 (collateralized by non-U.S. Government debt securities, value $8,229, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	7,825	7,825
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $1,878 (collateralized by U.S. Government obligations, value $1,919, 3.99% to 5.51%, 7/1/32 to 2/1/36).	1,878	1,878
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $1,565 (collateralized by non-U.S. Government debt securities, value $1,615, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	1,565	1,565
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $7,826 (collateralized by non-U.S. Government debt securities, value $8,217, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	7,825	7,825

		41,002
TIME DEPOSITS[3] – 0.01%
KBC Bank
4.57%, 03/01/06	3,130	3,130
Societe Generale
4.57%, 03/01/06	5,477	5,477
US Bank N.A.
4.45%, 03/01/06	2,816	2,816

		11,423
VARIABLE & FLOATING RATE NOTES[3] – 0.10%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	4,398	4,398
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	3,678	3,678
American Express Centurion Bank
4.57%, 06/29/06	626	626
American Express Credit Corp.
4.67%, 02/05/07	469	470
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	5,086	5,088
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	1,017	1,017
Bank of Ireland
4.54%, 03/20/07[7]	1,565	1,565
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	2,019	2,018
BMW US Capital LLC
4.54%, 02/15/07[7]	1,565	1,565
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	4,210	4,210
Commodore CDO Ltd.
4.56%, 12/12/06[7]	391	391
DEPFA Bank PLC
4.50%, 12/15/06	1,565	1,565
Dorada Finance Inc.
4.52%, 06/26/06[7]	391	391
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	1,565	1,565

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2006

Security	Principal	Value
Fifth Third Bancorp.
4.55%, 01/23/07[7]	$3,130	$3,130
Five Finance Inc.
4.54%, 06/26/06[7]	313	313
General Electric Capital Corp.
4.67%, 03/09/07	704	705
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	391	391
Hartford Life Global Funding Trusts
4.56%, 02/15/07	1,565	1,565
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	1,565	1,565
Holmes Financing PLC
4.54%, 12/15/06[7]	4,304	4,304
HSBC Bank USA N.A.
4.70%, 05/04/06	548	548
K2 USA LLC
4.53%, 06/02/06[7]	1,408	1,408
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	1,640	1,639
Links Finance LLC
4.56%, 03/15/06[7]	1,252	1,252
Marshall & Ilsley Bank
4.55%, 02/15/07	861	861
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	4,679	4,681
Mound Financing PLC
4.53%, 11/08/06[7]	3,130	3,130
Natexis Banques Populaires
4.55%, 03/15/07[7]	1,174	1,174
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	4,225	4,226
Nordea Bank AB
4.55%, 02/09/07[7]	2,739	2,739
Northern Rock PLC
4.61%, 02/02/07[7]	1,878	1,878
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	4,257	4,257
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	3,912	3,912
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,174	1,174
Sedna Finance Inc.
4.54%, 09/20/06[7]	469	469
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	1,737	1,737
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	1,565	1,565
Societe Generale
4.54%, 03/02/07[7]	1,095	1,095
Strips III LLC
4.62%, 07/24/06[7,8]	404	404
SunTrust Bank
4.62%, 04/28/06	2,347	2,347
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	3,490	3,490
Toyota Motor Credit Corp.
4.57%, 04/10/06	704	704
UniCredito Italiano SpA
4.43%, 06/14/06	2,034	2,034
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	1,565	1,565
US Bank N.A.
4.54%, 09/29/06	704	704
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	2,347	2,347
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	2,987	2,987
Wells Fargo & Co.
4.56%, 03/15/07[7]	782	783
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	782	783
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	1,643	1,643
Winston Funding Ltd.
4.68%, 04/23/06[7]	1,117	1,117

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2006

Security	Principal	Value
World Savings Bank
4.52%, 03/09/06	$2,347	$2,347

		101,520

TOTAL SHORT-TERM INVESTMENTS (Cost: $177,164)		177,164

TOTAL INVESTMENTS IN SECURITIES – 100.13% (Cost: $83,514,324)		103,485,963
Other Assets, Less Liabilities – (0.13)%		(132,615)

NET ASSETS – 100.00%		$103,353,348

SDR - Swedish Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
BANKS – 19.29%
Banque Cantonale Vaudoise	2,646	$847,269
Credit Suisse Group	138,978	7,703,046
Julius Baer Holding AG	22,239	1,912,522
UBS AG Registered	178,353	18,941,465
Vontobel Holding AG Registered	34,902	1,381,019

		30,785,321
BUILDING MATERIALS – 3.73%
Geberit AG Registered	512	464,904
Holcim Ltd. Registered	69,615	5,487,890

		5,952,794
CHEMICALS – 7.41%
Ciba Specialty Chemicals AG Registered	25,872	1,601,652
Clariant AG Registered[1]	37,926	579,740
Givaudan SA Registered	5,229	3,745,394
Lonza Group AG Registered	9,830	638,146
Syngenta AG1	37,254	5,260,123

		11,825,055
COMMERCIAL SERVICES – 1.95%
Adecco SA Registered	26,918	1,477,602
SGS SA	1,764	1,629,984

		3,107,586
COMPUTERS – 0.47%
Logitech International SA1	18,400	743,491

		743,491
ENGINEERING & CONSTRUCTION – 3.20%
ABB Ltd.[1]	426,510	5,105,178

		5,105,178
FOOD – 11.86%
Nestle SA Registered	64,323	18,917,087

		18,917,087
HAND & MACHINE TOOLS – 1.10%
Schindler Holding AG Participation Certificates	2,835	1,344,391
Schindler Holding AG Registered	882	414,893

		1,759,284
HEALTH CARE—PRODUCTS – 5.09%
Nobel Biocare Holding AG	12,285	2,744,257
Phonak Holding AG Registered	20,727	1,001,862
Straumann Holding AG Registered	3,358	791,721
Synthes Inc.	32,760	3,579,086

		8,116,926
INSURANCE – 8.28%
Swiss Reinsurance Co.	78,144	5,567,458
Zurich Financial Services AG1	32,319	7,638,387

		13,205,845
LEISURE TIME – 0.02%
Kuoni Reisen Holding AG Registered[1]	64	27,373

		27,373
MACHINERY – 0.22%
Rieter Holding AG	899	348,867

		348,867
MANUFACTURING – 0.44%
Sulzer AG Registered	1,134	709,371

		709,371
PHARMACEUTICALS – 27.03%
Novartis AG	384,111	20,674,903
Roche Holding AG Genusschein	134,379	19,865,123
Serono SA	3,682	2,596,615

		43,136,641
REAL ESTATE – 0.76%
PSP Swiss Property AG1	25,578	1,209,039

		1,209,039
RETAIL – 6.07%
Compagnie Financiere Richemont AG Class A	138,474	6,033,461
Swatch Group (The) AG Class B	13,680	2,221,507
Swatch Group (The) AG Registered	43,298	1,426,046

		9,681,014
SEMICONDUCTORS – 0.39%
Micronas Semiconductor Holding AG1	3,315	106,781
Unaxis Holding AG Class R1	2,457	515,602

		622,383

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2006

Security	Shares	Value
TELECOMMUNICATIONS – 1.92%
Swisscom AG Registered	10,218	$3,071,282

		3,071,282
TRANSPORTATION – 0.61%
Kuehne & Nagel International AG Registered	3,213	970,036

		970,036

TOTAL COMMON STOCKS (Cost: $131,911,587)		159,294,573
SHORT-TERM INVESTMENTS – 0.09%
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[2,3]	140,279	140,279

		140,279

TOTAL SHORT-TERM INVESTMENTS (Cost: $140,279)		140,279

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $132,051,866)		159,434,852
Other Assets, Less Liabilities – 0.07%		118,282

NET ASSETS – 100.00%		$159,553,134

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.48%
ADVERTISING – 0.62%
Aegis Group PLC	229,416	$531,334
WPP Group PLC	283,926	3,294,118

		3,825,452
AEROSPACE & DEFENSE – 1.62%
BAE Systems PLC	763,140	5,613,085
Cobham PLC	261,648	778,959
Meggitt PLC	101,594	664,073
Rolls-Royce Group PLC[1]	376,040	2,889,344

		9,945,461
AGRICULTURE – 2.67%
British American Tobacco PLC	374,776	8,919,477
Gallaher Group PLC	155,630	2,409,316
Imperial Tobacco Group PLC	168,270	5,053,811

		16,382,604
AIRLINES – 0.13%
British Airways PLC[1]	136,986	788,661

		788,661
APPAREL – 0.14%
Burberry Group PLC	110,284	885,523

		885,523
AUTO PARTS & EQUIPMENT – 0.17%
GKN PLC	173,168	1,030,328
TI Automotive Ltd. Class A1,2	52,283	—

		1,030,328
BANKS – 19.36%
Barclays PLC[3]	1,534,338	17,962,658
HBOS PLC	916,558	17,046,398
HSBC Holdings PLC	2,684,262	45,785,927
Lloyds TSB Group PLC	1,330,202	12,899,696
Royal Bank of Scotland Group PLC	756,188	25,280,395

		118,975,074
BEVERAGES – 2.68%
Diageo PLC	691,250	10,604,432
SABMiller PLC	213,300	4,235,962
Scottish & Newcastle PLC	180,594	1,620,069

		16,460,463
BUILDING MATERIALS – 0.58%
Hanson PLC	173,326	2,114,136
Pilkington PLC	259,278	735,578
Travis Perkins PLC	26,386	685,734

		3,535,448
CHEMICALS – 0.99%
BOC Group PLC	118,816	3,141,955
Imperial Chemical Industries PLC	283,136	1,662,310
Johnson Matthey PLC	51,982	1,301,779

		6,106,044
COMMERCIAL SERVICES – 1.57%
Aggreko PLC	69,362	361,070
Brambles Industries PLC	179,014	1,292,397
Bunzl PLC	81,844	915,874
Capita Group PLC	156,262	1,299,856
Davis Service Group PLC	42,660	368,312
De La Rue PLC	40,658	395,885
Group 4 Securicor PLC	279,186	870,286
Hays PLC	378,410	980,782
Intertek Group PLC	39,500	518,808
Rank Group PLC	152,312	694,848
Rentokil Initial PLC	448,246	1,234,398
Serco Group PLC	115,340	701,407

		9,633,923
COMPUTERS – 0.07%
LogicaCMG PLC	128,928	453,828

		453,828
DISTRIBUTION & WHOLESALE – 0.69%
Inchcape PLC	18,486	780,528
Wolseley PLC	140,620	3,487,052

		4,267,580
DIVERSIFIED FINANCIAL SERVICES – 1.40%
AMVESCAP PLC	172,694	1,629,344
Cattles PLC	79,948	485,831
Close Brothers Group PLC	30,336	549,588
ICAP PLC	119,764	932,280
London Stock Exchange PLC	62,726	939,208
Man Group PLC	69,836	2,826,360
Provident Financial PLC	59,882	631,307
Schroders PLC	30,020	604,847

		8,598,765

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2006

Security	Shares	Value
ELECTRIC – 2.79%
International Power PLC[1]	349,970	$1,751,319
National Grid PLC	643,850	6,765,254
Scottish & Southern Energy PLC	204,136	4,107,596
Scottish Power PLC	443,032	4,531,021

		17,155,190
ELECTRONICS – 0.15%
Electrocomponents PLC	111,548	563,580
Premier Farnell PLC	94,484	338,790

		902,370
ENGINEERING & CONSTRUCTION – 0.78%
AMEC PLC	77,262	537,161
BAA PLC	255,644	3,581,572
Balfour Beatty PLC	104,122	683,333

		4,802,066
ENTERTAINMENT – 0.69%
EMI Group PLC	197,500	849,115
Ladbrokes PLC	379,832	2,454,517
William Hill PLC	92,904	946,090

		4,249,722
FOOD – 4.20%
Cadbury Schweppes PLC	494,224	5,019,957
J Sainsbury PLC	323,268	1,813,009
Tate & Lyle PLC	115,498	1,209,550
Tesco PLC	1,867,560	11,054,508
Unilever PLC	651,592	6,703,965

		25,800,989
FOOD SERVICE – 0.32%
Compass Group PLC	510,656	1,942,837

		1,942,837
GAS – 0.72%
Centrica PLC	874,214	4,447,460

		4,447,460
HEALTH CARE–PRODUCTS – 0.36%
Smith & Nephew PLC	223,096	1,984,740
SSL International PLC	45,030	257,671

		2,242,411
HOLDING COMPANIES–DIVERSIFIED – 0.17%
Tomkins PLC	182,332	1,063,299

		1,063,299
HOME BUILDERS – 0.97%
Barratt Developments PLC	57,196	1,034,699
Bellway PLC	25,754	528,592
Berkeley Group Holdings (The) PLC[1]	24,490	477,774
Bovis Homes Group PLC	26,702	373,627
Persimmon PLC	65,886	1,610,745
Taylor Woodrow PLC	142,042	1,034,804
Wimpey (George) PLC	95,274	922,673

		5,982,914
HOME FURNISHINGS – 0.04%
MFI Furniture Group PLC	159,296	255,952

		255,952
HOUSEHOLD PRODUCTS & WARES – 0.84%
Reckitt Benckiser PLC	144,886	5,150,752

		5,150,752
INSURANCE – 4.15%
Aviva PLC	568,326	7,852,766
Friends Provident PLC	456,936	1,654,432
Legal & General Group PLC	1,545,556	3,525,418
Old Mutual PLC	1,292,440	4,249,506
Prudential PLC	574,488	6,066,615
Resolution PLC	49,138	573,973
Royal & Sun Alliance Insurance Group PLC	692,830	1,577,314

		25,500,024
IRON & STEEL – 0.22%
Corus Group PLC	1,054,492	1,329,609

		1,329,609
LEISURE TIME – 0.43%
Carnival PLC	40,448	2,215,705
First Choice Holidays PLC	113,286	447,870

		2,663,575
LODGING – 0.26%
InterContinental Hotels Group PLC	103,806	1,594,300

		1,594,300
MANUFACTURING – 0.77%
BBA Group PLC	114,076	534,899
Cookson Group PLC[1]	47,874	396,560
FKI PLC	151,364	322,068
IMI PLC	80,106	733,694

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2006

Security	Shares	Value
Invensys PLC[1]	1,412,362	$519,414
Smiths Group PLC	133,984	2,203,265

		4,709,900
MEDIA – 2.71%
British Sky Broadcasting Group PLC	286,612	2,534,743
Daily Mail & General Trust PLC Class A	70,468	802,146
EMAP PLC	60,830	1,012,554
ITV PLC	975,966	1,854,439
Pearson PLC	190,864	2,369,837
Reed Elsevier PLC	303,044	2,733,135
Reuters Group PLC	339,384	2,258,516
Trinity Mirror PLC	67,782	685,511
United Business Media PLC	64,306	756,216
Yell Group PLC	167,954	1,633,154

		16,640,251

MINING – 5.60%
Anglo American PLC	337,330	12,565,235
BHP Billiton PLC	586,970	9,868,140
Rio Tinto PLC	254,538	11,946,359

		34,379,734
OIL & GAS – 18.42%
BG Group PLC	841,982	9,842,427
BP PLC	4,933,076	54,426,011
Royal Dutch Shell PLC Class A	942,154	28,329,593
Royal Dutch Shell PLC Class B	654,910	20,587,055

		113,185,086
PACKAGING & CONTAINERS – 0.19%
Rexam PLC	131,140	1,164,371

		1,164,371
PHARMACEUTICALS – 8.70%
Alliance Unichem PLC	59,577	913,968
AstraZeneca PLC	378,252	17,454,604
GlaxoSmithKline PLC	1,385,344	35,081,170

		53,449,742
REAL ESTATE – 1.70%
British Land Co. PLC	123,398	2,614,819
Brixton PLC	59,724	486,874
Great Portland Estates PLC	36,656	297,217
Hammerson PLC	66,518	1,327,982
Land Securities Group PLC	111,390	3,591,271
Liberty International PLC	56,564	1,098,550
Slough Estates PLC	98,592	1,052,358

		10,469,071
RETAIL – 3.24%
Boots Group PLC	114,420	1,421,682
DSG International PLC	432,920	1,304,020
Enterprise Inns PLC	82,950	1,302,311
GUS PLC	207,928	3,823,406
HMV Group PLC	95,590	310,112
Kesa Electricals PLC	123,872	577,036
Kingfisher PLC	556,792	2,225,625
Marks & Spencer Group PLC	394,052	3,578,083
Mitchells & Butlers PLC	121,186	840,949
Next PLC	59,882	1,730,328
Punch Taverns PLC	62,252	932,656
Signet Group PLC	406,534	735,081
Whitbread PLC	60,830	1,128,670

		19,909,959
SEMICONDUCTORS – 0.10%
ARM Holdings PLC	262,912	633,084

		633,084
SOFTWARE – 0.36%
iSOFT Group PLC	54,826	178,586
Misys PLC	115,340	474,675
Sage Group PLC	315,842	1,533,521

		2,186,782
TELECOMMUNICATIONS – 5.95%
BT Group PLC	1,998,384	7,200,571
Cable & Wireless PLC	551,894	1,031,743
Telent PLC[1]	50,560	349,303
Vodafone Group PLC	14,647,864	27,960,758

		36,542,375
TRANSPORTATION – 0.72%
Arriva PLC	47,400	500,961
Associated British Ports Holdings PLC	72,522	784,886
FirstGroup PLC	92,588	680,603
National Express Group PLC	33,970	528,568
Peninsular & Oriental Steam Navigation Co. (The)	172,172	1,555,070
Stagecoach Group PLC	204,251	401,512

		4,451,600

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2006

Security	Shares	Value
VENTURE CAPITAL – 0.36%
3i Group PLC	133,352	$2,192,872

		2,192,872
WATER – 0.88%
Kelda Group PLC	89,428	1,247,405
Severn Trent PLC	82,476	1,666,792
United Utilities PLC	206,190	2,466,246

		5,380,443

TOTAL COMMON STOCKS (Cost: $539,484,298)		611,267,894
SHORT-TERM INVESTMENTS – 0.13%
MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[3,4]	768,877	768,877

		768,877

TOTAL SHORT-TERM INVESTMENTS (Cost: $768,877)		768,877

TOTAL INVESTMENTS IN SECURITIES – 99.61% (Cost: $540,253,175)		612,036,771
Other Assets, Less Liabilities – 0.39%		2,413,742

NET ASSETS – 100.00%		$614,450,513

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	63

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2006

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$234,196,046	$70,597,834	$939,532,269	$92,809,471	$563,028,528	$72,604,764

Affiliated issuers[a]	$18,751	$52,521	$927,162	$50,926	$312,078	$20,183

Foreign currencies, at cost	$410,149	$34,065	$716,095	$14,406	$319,694	$58,688

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$303,119,456	$78,989,644	$1,104,524,255	$94,166,479	$635,837,362	$86,413,328
Affiliated issuers[a]	18,751	52,521	927,162	50,926	312,078	20,183
Foreign currencies, at value	410,012	33,865	707,148	14,209	315,734	59,071
Receivables:
Investment securities sold	25,916,755	2,567,907	8,824,129	988,339	15,212,410	2,669,675
Dividends and interest	282,668	148,614	233,790	57,142	184,436	62,662
Capital shares sold	—	—	480,755	—	54,349	—

Total Assets	329,747,642	81,792,551	1,115,697,239	95,277,095	651,916,369	89,224,919

LIABILITIES
Payables:
Investment securities purchased	25,913,000	2,499,794	7,253,188	923,174	14,671,295	2,532,947
Collateral for securities on loan (Note 5)	771,503	61,427	6,913,829	347,380	2,268,501	1,028,231
Investment advisory fees (Note 2)	135,267	35,549	408,875	50,018	260,207	38,374

Total Liabilities	26,819,770	2,596,770	14,575,892	1,320,572	17,200,003	3,599,552

NET ASSETS	$302,927,872	$79,195,781	$1,101,121,347	$93,956,523	$634,716,366	$85,625,367

Net assets consist of:
Paid-in capital	$235,673,872	$73,682,351	$959,185,820	$84,161,771	$593,023,405	$77,537,623
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(1,036,526)	(460,640)	(1,100,222)	(40,098)	(409,418)	301,630
Undistributed net realized gain (accumulated net realized loss)	(617,009)	(2,410,732)	(21,939,095)	8,480,474	(30,694,947)	(6,036,908)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	68,907,535	8,384,802	164,974,844	1,354,376	72,797,326	13,823,022

NET ASSETS	$302,927,872	$79,195,781	$1,101,121,347	$93,956,523	$634,716,366	$85,625,367

Shares outstanding	10,100,000	3,840,000	13,200,000	3,400,000	28,800,000	3,150,000

Net asset value per share	$29.99	$20.62	$83.42	$27.63	$22.04	$27.18

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $720,703, $58,229, $6,514,145, $326,857, $2,116,782 and $959,828, respectively. See Note 5.

See notes to the financial statements.

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2006

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$71,957,808	$65,609,837	$83,504,211	$131,911,587	$524,896,636

Affiliated issuers[a]	$3,716	$368	$10,113	$140,279	$15,356,539

Foreign currencies, at cost	$48,791	$75,228	$80,786	$14,640	$729,124

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$84,606,370	$88,894,396	$103,475,850	$159,294,573	$593,305,236
Affiliated issuers[a]	3,716	368	10,113	140,279	18,731,535
Foreign currencies, at value	48,820	74,747	80,147	14,517	732,628
Receivables:
Investment securities sold	674,011	1,831,454	—	3,244,090	2,320,391
Dividends and interest	119	2,878	1,013	119,391	2,041,489
Capital shares sold	—	—	—	1,062,904	—

Total Assets	85,333,036	90,803,843	103,567,123	163,875,754	617,131,279

LIABILITIES
Payables:
Investment securities purchased	671,685	1,758,022	—	4,257,627	2,416,239
Collateral for securities on loan (Note 5)	4,145	2,417,953	167,051	—	—
Investment advisory fees (Note 2)	38,125	38,195	46,724	64,993	264,527

Total Liabilities	713,955	4,214,170	213,775	4,322,620	2,680,766

NET ASSETS	$84,619,081	$86,589,673	$103,353,348	$159,553,134	$614,450,513

Net assets consist of:
Paid-in capital	$81,674,378	$66,859,802	$90,694,954	$139,832,099	$579,176,400
Undistributed net investment income (accumulated net investment loss)	(230,882)	217,469	(187,485)	(217,431)	2,166,072
Accumulated net realized loss	(9,473,017)	(3,772,076)	(7,125,106)	(7,432,529)	(38,686,565)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	12,648,602	23,284,478	19,970,985	27,370,995	71,794,606

NET ASSETS	$84,619,081	$86,589,673	$103,353,348	$159,553,134	$614,450,513

Shares outstanding	3,900,000	2,175,000	4,350,000	7,875,000	31,600,000

Net asset value per share	$21.70	$39.81	$23.76	$20.26	$19.44

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $3,977, $2,302,104, $156,629, $– and $–, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2006

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$60,298	$53,499	$2,591,383	$200,674	$1,092,718	$447,180
Interest from affiliated issuers[b]	1,212	654	4,909	1,002	4,537	554
Securities lending income[c]	13,871	9,393	104,784	19,762	46,460	18,575

Total investment income	75,381	63,546	2,701,076	221,438	1,143,715	466,309

EXPENSES
Investment advisory fees (Note 2)	648,904	158,164	1,811,964	257,076	1,347,962	160,271
Proxy fees	9,121	4,737	23,188	3,804	7,967	3,368

Total expenses	658,025	162,901	1,835,152	260,880	1,355,929	163,639

Net investment income (loss)	(582,644)	(99,355)	865,924	(39,442)	(212,214)	302,670

NET REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(466,599)	339,316	(832,579)	(650,078)	(15,457,371)	(51,673)
In-kind redemptions	5,075,264	—	—	16,411,564	23,034,873	—
Foreign currency transactions	73,103	(3,319)	9,419	(759)	(25,919)	1,719

Net realized gain (loss)	4,681,768	335,997	(823,160)	15,760,727	7,551,583	(49,954)

Net change in unrealized appreciation (depreciation) on:
Investments	26,111,390	7,449,696	87,377,692	(6,387,405)	64,320,460	5,441,728
Translation of assets and liabilities in foreign currencies	(77,719)	(4,927)	(26,605)	(3,694)	(10,953)	(1,861)

Net change in unrealized appreciation (depreciation)	26,033,671	7,444,769	87,351,087	(6,391,099)	64,309,507	5,439,867

Net realized and unrealized gain	30,715,439	7,780,766	86,527,927	9,369,628	71,861,090	5,389,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,132,795	$7,681,411	$87,393,851	$9,330,186	$71,648,876	$5,692,583

[a]	Net of foreign withholding tax of $10,628, $5,499, $226,173, $3,776, $180,185 and $24,373, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

i SHARES ®, INC .

Six months ended February 28, 2006

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$122,607	$914,415	$5,883	$86,240	$6,584,238
Interest from affiliated issuers[b]	157	198	182	1,140	3,042
Securities lending income[c]	4,686	12,655	6,472	2,837	2,520

Total investment income	127,450	927,268	12,537	90,217	6,589,800

EXPENSES
Investment advisory fees (Note 2)	190,446	203,568	196,566	301,864	1,373,395
Proxy fees	3,950	4,339	4,272	4,248	21,875

Total expenses	194,396	207,907	200,838	306,112	1,395,270

Net investment income (loss)	(66,946)	719,361	(188,301)	(215,895)	5,194,530

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(743,349)	331,112	96,843	(424,233)	(4,318,838)
Investments in affiliated issuers[b]	—	—	—	—	54,171
In-kind redemptions	—	—	—	—	2,331,020
Foreign currency transactions	1,412	(224)	331	5,075	(49,031)

Net realized gain (loss)	(741,937)	330,888	97,174	(419,158)	(1,982,678)

Net change in unrealized appreciation (depreciation) on:
Investments	11,369,774	9,198,776	7,736,754	16,452,828	30,659,284
Translation of assets and liabilities in foreign currencies	(1,340)	(140)	136	(13,303)	3,653

Net change in unrealized appreciation (depreciation)	11,368,434	9,198,636	7,736,890	16,439,525	30,662,937

Net realized and unrealized gain	10,626,497	9,529,524	7,834,064	16,020,367	28,680,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,559,551	$10,248,885	$7,645,763	$15,804,472	$33,874,789

[a]	Net of foreign withholding tax of $20,508, $108,504, $128, $5,764 and $69,036, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES ®, INC .

February 28, 2006

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(582,644)	$1,963,799	$(99,355)	$2,019,162	$865,924	$11,759,160
Net realized gain (loss)	4,681,768	22,454,551	335,997	6,943,446	(823,160)	11,776,485
Net change in unrealized appreciation (depreciation)	26,033,671	30,930,253	7,444,769	(4,222)	87,351,087	76,359,243

Net increase in net assets resulting from operations	30,132,795	55,348,603	7,681,411	8,958,386	87,393,851	99,894,888

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,357,719)	(642,119)	(2,145,588)	(821,720)	(12,287,252)	(7,926,598)

Total distributions to shareholders	(2,357,719)	(642,119)	(2,145,588)	(821,720)	(12,287,252)	(7,926,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,366,659	143,898,493	26,700,399	45,733,499	478,730,571	174,100,562
Cost of shares redeemed	(10,166,037)	(59,573,023)	—	(31,723,211)	—	(45,390,429)

Net increase in net assets from capital share transactions	78,200,622	84,325,470	26,700,399	14,010,288	478,730,571	128,710,133

INCREASE IN NET ASSETS	105,975,698	139,031,954	32,236,222	22,146,954	553,837,170	220,678,423
NET ASSETS:
Beginning of period	196,952,174	57,920,220	46,959,559	24,812,605	547,284,177	326,605,754

End of period	$302,927,872	$196,952,174	$79,195,781	$46,959,559	$1,101,121,347	$547,284,177

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(1,036,526)	$1,903,837	$(460,640)	$1,784,303	$(1,100,222)	$10,321,106

SHARES ISSUED AND REDEEMED:
Shares sold	3,100,000	6,600,000	1,360,000	2,560,000	5,900,000	2,450,000
Shares redeemed	(400,000)	(2,600,000)	—	(1,760,000)	—	(650,000)

Net increase in shares outstanding	2,700,000	4,000,000	1,360,000	800,000	5,900,000	1,800,000

See notes to the financial statements.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES ®, INC .

February 28, 2006

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(39,442)	$1,242,600	$(212,214)	$2,593,698	$302,670	$1,168,264
Net realized gain (loss)	15,760,727	5,071,907	7,551,583	(4,797,168)	(49,954)	(764,798)
Net change in unrealized appreciation (depreciation)	(6,391,099)	9,136,196	64,309,507	40,534,750	5,439,867	7,988,683

Net increase in net assets resulting from operations	9,330,186	15,450,703	71,648,876	38,331,280	5,692,583	8,392,149

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,093,386)	(838,342)	(2,745,191)	(1,573,473)	(1,062,571)	(869,122)

Total distributions to shareholders	(1,093,386)	(838,342)	(2,745,191)	(1,573,473)	(1,062,571)	(869,122)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,895,509	23,987,143	340,117,867	179,271,889	38,469,313	7,723,603
Cost of shares redeemed	(48,501,578)	(18,474,473)	(89,098,617)	—	—	—

Net increase in net assets from capital share transactions	4,393,931	5,512,670	251,019,250	179,271,889	38,469,313	7,723,603

INCREASE IN NET ASSETS	12,630,731	20,125,031	319,922,935	216,029,696	43,099,325	15,246,630
NET ASSETS:
Beginning of period	81,325,792	61,200,761	314,793,431	98,763,735	42,526,042	27,279,412

End of period	$93,956,523	$81,325,792	$634,716,366	$314,793,431	$85,625,367	$42,526,042

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(40,098)	$1,092,730	$(409,418)	$2,547,987	$301,630	$1,061,531

SHARES ISSUED AND REDEEMED:
Shares sold	2,000,000	1,000,000	16,800,000	9,900,000	1,500,000	300,000
Shares redeemed	(1,800,000)	(800,000)	(4,500,000)	—	—	—

Net increase in shares outstanding	200,000	200,000	12,300,000	9,900,000	1,500,000	300,000

See notes to the financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

February 28, 2006

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(66,946)	$1,468,147	$719,361	$1,393,949	$(188,301)	$1,249,124
Net realized gain (loss)	(741,937)	1,088,579	330,888	7,090,342	97,174	1,298,242
Net change in unrealized appreciation (depreciation)	11,368,434	4,968,136	9,198,636	5,676,241	7,736,890	7,896,047

Net increase in net assets resulting from operations	10,559,551	7,524,862	10,248,885	14,160,532	7,645,763	10,443,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,617,341)	(561,271)	(1,611,053)	(1,053,358)	(1,227,638)	(420,504)

Total distributions to shareholders	(1,617,341)	(561,271)	(1,611,053)	(1,053,358)	(1,227,638)	(420,504)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,702,861	29,691,702	11,006,783	23,479,415	35,422,717	26,763,849
Cost of shares redeemed	—	(946,288)	—	(15,097,858)	—	(3,032,449)

Net increase in net assets from capital share transactions	11,702,861	28,745,414	11,006,783	8,381,557	35,422,717	23,731,400

INCREASE IN NET ASSETS	20,645,071	35,709,005	19,644,615	21,488,731	41,840,842	33,754,309

NET ASSETS:
Beginning of period	63,974,010	28,265,005	66,945,058	45,456,327	61,512,506	27,758,197

End of period	$84,619,081	$63,974,010	$86,589,673	$66,945,058	$103,353,348	$61,512,506

Undistributed net investment income (accumulated net investment loss)included in net assets at end of period	$(230,882)	$1,453,405	$217,469	$1,109,161	$(187,485)	$1,228,454

SHARES ISSUED AND REDEEMED:
Shares sold	550,000	1,600,000	300,000	675,000	1,500,000	1,350,000
Shares redeemed	—	(50,000)	—	(450,000)	—	(150,000)

Net increase in shares outstanding	550,000	1,550,000	300,000	225,000	1,500,000	1,200,000

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

February 28, 2006

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(215,895)	$773,878	$5,194,530	$17,268,103
Net realized gain (loss)	(419,158)	1,299,897	(1,982,678)	37,482,537
Net change in unrealized appreciation (depreciation)	16,439,525	7,731,463	30,662,937	44,274,754

Net increase in net assets resulting from operations	15,804,472	9,805,238	33,874,789	99,025,394

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(773,209)	(269,799)	(16,085,262)	(10,962,863)

Total distributions to shareholders	(773,209)	(269,799)	(16,085,262)	(10,962,863)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,197,703	31,861,760	142,919,498	96,935,420
Cost of shares redeemed	—	(3,993,200)	(11,108,841)	(173,017,720)

Net increase (decrease) in net assets from capital share transactions	65,197,703	27,868,560	131,810,657	(76,082,300)

INCREASE IN NET ASSETS	80,228,966	37,403,999	149,600,184	11,980,231

NET ASSETS:
Beginning of period	79,324,168	41,920,169	464,850,329	452,870,098

End of period	$159,553,134	$79,324,168	$614,450,513	$464,850,329

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(217,431)	$771,673	$2,166,072	$13,056,804

SHARES ISSUED AND REDEEMED:
Shares sold	3,375,000	1,875,000	7,400,000	5,600,000
Shares redeemed	–	(250,000)	(600,000)	(9,600,000)

Net increase (decrease) in shares outstanding	3,375,000	1,625,000	6,800,000	(4,000,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$26.62	$17.04	$10.61	$8.19	$8.18	$7.67

Income from investment operations:
Net investment income (loss)[a]	(0.07)	0.29	0.21	0.09	0.13	0.13
Net realized and unrealized gain (loss)	3.73	9.38	6.39	2.43	(0.12)	0.52

Total from investment operations	3.66	9.67	6.60	2.52	0.01	0.65

Less distributions from:
Net investment income	(0.29)	(0.09)	(0.17)	(0.10)	—	(0.14)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.29)	(0.09)	(0.17)	(0.10)	—	(0.14)

Net asset value, end of period	$29.99	$26.62	$17.04	$10.61	$8.19	$8.18

Total return	13.86%[c]	56.82%	62.70%	31.15%	0.12%	8.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$302,928	$196,952	$57,920	$22,288	$14,740	$11,447
Ratio of expenses to average net assets[d]	0.56%[e]	0.57%	0.77%	0.84%	0.84%	0.84%[f]
Ratio of net investment income (loss) to average net assets[d]	(0.50)%	1.26%	1.37%	0.98%	1.57%	1.69%[g]
Portfolio turnover rate[h]	15%	21%	11%	26%	32%	66%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[f]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.97%.
[g]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.55%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, I N C .

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$18.94	$14.77	$11.16	$10.43	$11.81	$13.23

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.71	0.37	0.41	0.25	0.19
Net realized and unrealized gain (loss)	2.52	3.75	4.25	0.43	(1.56)	(1.34)

Total from investment operations	2.49	4.46	4.62	0.84	(1.31)	(1.15)

Less distributions from:
Net investment income	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)

Total distributions	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)	(0.27)

Net asset value, end of period	$20.62	$18.94	$14.77	$11.16	$10.43	$11.81

Total return	13.50%[b]	30.22%	42.88%	8.25%	(11.10)%	(8.72)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,196	$46,960	$24,813	$21,871	$10,427	$9,918
Ratio of expenses to average net assets[c]	0.57%[d]	0.57%	0.78%	0.84%	0.84%	0.84%[e]
Ratio of net investment income (loss) to average net assets[c]	(0.35)%	3.89%	2.79%	4.10%	2.26%	1.60%[f]
Portfolio turnover rate[g]	9%	10%	21%	8%	18%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.56%.
[e]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.
[f]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$74.97	$59.38	$50.12	$46.02	$56.74	$76.02

Income from investment operations:
Net investment income[a]	0.10	1.76	1.36	0.93	0.75	0.72
Net realized and unrealized gain (loss)	9.67	15.13	8.69	3.62	(11.47)	(19.32)

Total from investment operations	9.77	16.89	10.05	4.55	(10.72)	(18.60)

Less distributions from:
Net investment income	(1.32)	(1.30)	(0.79)	(0.45)	—	(0.42)
Return of capital	—	—	—	—	—	(0.26)

Total distributions	(1.32)	(1.30)	(0.79)	(0.45)	—	(0.68)

Net asset value, end of period	$83.42	$74.97	$59.38	$50.12	$46.02	$56.74

Total return	13.16%[b]	28.54%	20.07%	10.05%	(18.89)%	(24.51)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,101,121	$547,284	$326,606	$165,388	$131,168	$90,779
Ratio of expenses to average net assets[c]	0.56%[d]	0.58%	0.79%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[c]	n/a	0.57%	0.79%	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	0.27%	2.50%	2.29%	2.08%	1.44%	1.13%
Portfolio turnover rate[e]	2%	8%	11%	7%	3%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$25.41	$20.40	$16.90	$15.52	$19.53	$26.41

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.47	0.24	0.23	0.18	0.06
Net realized and unrealized gain (loss)	2.55	4.84	3.54	1.33	(4.19)	(6.89)

Total from investment operations	2.54	5.31	3.78	1.56	(4.01)	(6.83)

Less distributions from:
Net investment income	(0.32)	(0.30)	(0.28)	(0.18)	—	(0.04)
Net realized gain	—	—	—	—	—	(0.00)[b]
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.32)	(0.30)	(0.28)	(0.18)	—	(0.05)

Net asset value, end of period	$27.63	$25.41	$20.40	$16.90	$15.52	$19.53

Total return	10.07%[c]	26.13%	22.44%	10.22%	(20.53)%	(25.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,957	$81,326	$61,201	$54,075	$49,674	$58,602
Ratio of expenses to average net assets[d]	0.56%[e]	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.09)%	1.98%	1.23%	1.56%	1.00%	0.28%
Portfolio turnover rate[f]	5%	7%	9%	9%	3%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$19.08	$14.96	$12.57	$12.07	$15.19	$20.46

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.28	0.19	0.21	0.11	0.18
Net realized and unrealized gain (loss)	3.09	4.03	2.40	0.41	(3.23)	(5.26)

Total from investment operations	3.08	4.31	2.59	0.62	(3.12)	(5.08)

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.20)	(0.12)	—	(0.19)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.12)	(0.19)	(0.20)	(0.12)	—	(0.19)

Net asset value, end of period	$22.04	$19.08	$14.96	$12.57	$12.07	$15.19

Total return	16.17%[c]	28.89%	20.55%	5.39%	(20.54)%	(24.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$634,716	$314,793	$98,764	$101,800	$94,160	$118,525
Ratio of expenses to average net assets[d]	0.56%[e]	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.09)%	1.54%	1.27%	1.98%	0.77%	0.99%
Portfolio turnover rate[f]	7%	9%	9%	11%	9%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$25.77	$20.21	$16.67	$15.15	$17.79	$22.23

Income from investment operations:
Net investment income[a]	0.14	0.78	0.56	0.43	0.37	0.24
Net realized and unrealized gain (loss)	1.78	5.42	3.59	1.47	(3.01)	(4.37)

Total from investment operations	1.92	6.20	4.15	1.90	(2.64)	(4.13)

Less distributions from:
Net investment income	(0.51)	(0.64)	(0.61)	(0.38)	—	(0.24)
Net realized gain	—	—	—	—	—	(0.07)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.51)	(0.64)	(0.61)	(0.38)	—	(0.31)

Net asset value, end of period	$27.18	$25.77	$20.21	$16.67	$15.15	$17.79

Total return	7.55%[c]	30.74%	25.09%	12.79%	(14.84)%	(18.61)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,625	$42,526	$27,279	$29,997	$29,538	$34,682
Ratio of expenses to average net assets[d]	0.57%[e]	0.57%	0.83%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	0.79%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.05%	3.18%	2.85%	2.84%	2.34%	1.16%
Portfolio turnover rate[f]	11%	18%	9%	22%	10%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.56%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$19.10	$15.70	$14.31	$14.69	$18.59	$23.53

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.57	0.39	0.30	0.25	0.28
Net realized and unrealized gain (loss)	3.10	3.09	1.37	(0.43)	(4.11)	(4.94)

Total from investment operations	3.08	3.66	1.76	(0.13)	(3.86)	(4.66)

Less distributions from:
Net investment income	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)

Total distributions	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)	(0.28)

Net asset value, end of period	$21.70	$19.10	$15.70	$14.31	$14.69	$18.59

Total return	16.30%[b]	23.40%	12.28%	(0.78)%	(20.79)%	(19.83)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$84,619	$63,974	$28,265	$18,599	$19,103	$24,184
Ratio of expenses to average net assets[c]	0.57%[d]	0.57%	0.78%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[c]	(0.20)%	3.13%	2.45%	2.37%	1.48%	1.34%
Portfolio turnover rate[e]	2%	6%	9%	18%	15%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.56%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$35.70	$27.55	$22.39	$17.95	$21.33	$24.19

Income from investment operations:
Net investment income[a]	0.36	0.79	0.44	0.24	0.17	0.19
Net realized and unrealized gain (loss)	4.49	7.97	4.99	4.36	(3.55)	(2.89)

Total from investment operations	4.85	8.76	5.43	4.60	(3.38)	(2.70)

Less distributions from:
Net investment income	(0.74)	(0.61)	(0.27)	(0.16)	—	(0.16)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.74)	(0.61)	(0.27)	(0.16)	—	(0.16)

Net asset value, end of period	$39.81	$35.70	$27.55	$22.39	$17.95	$21.33

Total return	13.79%[c]	31.85%	24.28%	25.81%	(15.85)%	(11.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,590	$66,945	$45,456	$50,372	$18,850	$27,198
Ratio of expenses to average net assets[d]	0.57%[e]	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.96%	2.33%	1.64%	1.22%	0.85%	0.82%
Portfolio turnover rate[f]	4%	8%	6%	17%	14%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$21.58	$16.82	$12.59	$9.88	$12.88	$24.38

Income from investment operations:
Net investment income (loss)[a]	(0.06)	0.46	0.28	0.25	0.12	0.07
Net realized and unrealized gain (loss)	2.66	4.45	4.20	2.58	(3.12)	(11.52)

Total from investment operations	2.60	4.91	4.48	2.83	(3.00)	(11.45)

Less distributions from:
Net investment income	(0.42)	(0.15)	(0.25)	(0.12)	—	(0.05)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.42)	(0.15)	(0.25)	(0.12)	—	(0.05)

Net asset value, end of period	$23.76	$21.58	$16.82	$12.59	$9.88	$12.88

Total return	12.15%[c]	29.21%	35.81%	29.04%	(23.29)%	(46.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,353	$61,513	$27,758	$16,992	$8,154	$10,630
Ratio of expenses to average net assets[d]	0.57%[e]	0.58%	0.92%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.57%	0.79%	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[d]	(0.53)%	2.28%	1.74%	2.44%	0.98%	0.40%
Portfolio turnover rate[f]	5%	6%	9%	12%	31%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.56%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$17.63	$14.58	$12.23	$11.59	$12.95	$15.54

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.22	0.09	0.05	0.03	0.04
Net realized and unrealized gain (loss)	2.79	2.92	2.31	0.62	(1.38)	(2.54)

Total from investment operations	2.75	3.14	2.40	0.67	(1.35)	(2.50)

Less distributions from:
Net investment income	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)	(0.05)
Net realized gain	—	—	—	—	—	(0.04)

Total distributions	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)	(0.09)

Net asset value, end of period	$20.26	$17.63	$14.58	$12.23	$11.59	$12.95

Total return	15.63%[b]	21.54%	19.56%	5.89%	(10.47)%	(16.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,553	$79,324	$41,920	$33,643	$31,883	$32,384
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[c]	(0.40)%	1.34%	0.64%	0.43%	0.20%	0.29%
Portfolio turnover rate[e]	5%	5%	4%	10%	12%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$18.74	$15.72	$13.00	$12.77	$15.11	$18.35

Income from investment operations:
Net investment income[a]	0.20	0.60	0.48	0.39	0.48	0.26
Net realized and unrealized gain (loss)	1.08	2.76	2.72	0.12	(2.60)	(3.23)

Total from investment operations	1.28	3.36	3.20	0.51	(2.12)	(2.97)

Less distributions from:
Net investment income	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)	(0.25)
Net realized gain	—	—	—	—	—	(0.02)

Total distributions	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)	(0.27)

Net asset value, end of period	$19.44	$18.74	$15.72	$13.00	$12.77	$15.11

Total return	6.97%[b]	21.53%	24.77%	4.20%	(14.19)%	(16.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$614,451	$464,850	$452,870	$150,809	$120,067	$117,883
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.77%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	2.10%	3.39%	3.11%	3.23%	3.39%	1.57%
Portfolio turnover rate[e]	3%	11%	6%	6%	14%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Italy and Greece may levy taxes on stock dividends at rates of 27.0% and 3.0%, respectively, based on the par value of stock dividends received by the iShares MSCI Italy and iShares MSCI EMU Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

The iShares MSCI EMU Index Fund and iShares MSCI Sweden Index Fund may pay foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Funds. The foreign taxes paid by the Funds, if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2006.

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC .

The Funds had tax basis net capital loss carryforwards as of August 31, 2005, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Total
Austria	$548,653	$336,553	$1,291,324	$370,948	$855,364	$—	$3,402,842
Belgium	94,675	450,543	1,677,678	117,767	175,781	33,969	2,550,413
EMU	—	443	1,923,552	1,144,756	4,757,907	1,873,963	9,700,621
France	—	—	3,807,513	236,944	2,400,550	—	6,445,007
Germany	—	86,860	13,573,336	5,469,732	8,656,712	2,241,687	30,028,327
Italy	—	—	3,355,772	848,408	541,980	527,327	5,273,487
Netherlands	—	60,885	3,222,792	1,497,810	2,481,175	129,137	7,391,799
Spain	—	—	1,695,618	678,910	1,582,094	—	3,956,622
Sweden	—	89,443	3,350,244	1,577,551	1,149,514	—	6,166,752
Switzerland	—	—	2,855,879	1,018,305	2,149,171	354,252	6,377,607
United Kingdom	—	—	9,945,254	6,448,554	4,272,059	1,517,783	22,183,650

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Austria	$235,194,221	$68,146,334	$(202,348)	$67,943,986
Belgium	71,095,574	9,525,978	(1,579,387)	7,946,591
EMU	951,692,708	161,627,504	(7,868,795)	153,758,709
France	93,492,525	8,930,613	(8,205,733)	724,880
Germany	569,485,318	75,775,537	(9,111,415)	66,664,122
Italy	72,866,830	14,390,056	(823,375)	13,566,681
Netherlands	72,890,984	11,777,797	(58,695)	11,719,102
Spain	65,756,525	23,145,084	(6,845)	23,138,239
Sweden	84,464,461	19,081,714	(60,212)	19,021,502
Switzerland	132,687,630	27,325,233	(578,011)	26,747,222
United Kingdom	547,733,313	80,136,103	(15,832,645)	64,303,458

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not currently receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2006, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$13,871
Belgium	9,393
EMU	104,784
France	19,762
Germany	46,460
Italy	18,575
Netherlands	4,686
Spain	12,655
Sweden	6,472
Switzerland	2,837
United Kingdom	2,520

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the six months ended February 28, 2006.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended February 28, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended February 28, 2006, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Austria
IMMF	2	6,944	6,927	19	$18,751	$1,212	$—
Belgium
IMMF	3	3,770	3,720	53	52,521	654	—
EMU
IMMF	12	28,371	27,456	927	927,162	4,909	—
France
IMMF	150	5,862	5,961	51	50,926	1,002	—
Germany
IMMF	34	27,382	27,104	312	312,078	4,537	—
Italy
IMMF	4	3,341	3,325	20	20,183	554	—

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Netherlands
IMMF	2	983	981	4	$3,716	$157	$—
Spain
IMMF	6	1,216	1,222	0[a]	368	198	—
Sweden
IMMF	7	1,145	1,142	10	10,113	182	—
Switzerland
IMMF	42	6,649	6,551	140	140,279	1,140	—
United Kingdom
Barclays PLC	1,224	390	80	1,534	17,962,658	—	54,171
IMMF	28	17,682	16,941	769	768,877	3,042	—

[a]	Rounds to less than 1,000 shares.

During the six months ended February 28, 2006, the Funds invested cash collateral from securities on loan in a joint investment account with other investment funds managed by BGFA (see Note 5). The joint account invested in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account, the information needed to isolate the activity at the Fund level is not available. As such, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2006, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2006, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$34,359,731	$35,631,912
Belgium	5,421,844	7,410,809
EMU	15,987,505	27,970,068
France	4,150,208	4,530,747
Germany	32,982,185	36,387,332
Italy	6,498,669	7,240,334
Netherlands	1,645,905	3,047,369
Spain	3,202,170	4,159,420
Sweden	3,568,461	4,988,711
Switzerland	8,564,881	5,991,233
United Kingdom	14,815,541	24,661,970

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2006, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$94,468,225	$17,084,300
Belgium	26,547,663	—
EMU	476,692,600	—
France	51,027,214	47,372,480
Germany	339,011,639	88,546,759
Italy	38,298,514	—
Netherlands	11,694,630	—
Spain	11,001,645	—
Sweden	35,403,524	—
Switzerland	61,596,111	—
United Kingdom	142,109,263	11,012,904

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash . A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	89

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

Notes:

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

2461-iS-1205

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 12.60%, while the Index returned 12.30%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.83%	15.70%	15.27%	19.98%	19.79%	19.47%	10.39%	10.35%	10.55%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.83%	15.70%	15.27%	148.64%	146.67%	143.39%	167.85%	167.05%	171.87%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	49.76%
Basic Materials	17.25
Consumer Non-Cyclical	9.97
Industrial	9.02
Energy	4.35
Consumer Cyclical	4.27
Communications	2.03
Utilities	1.52
Diversified	0.59
Technology	0.34
Short-Term and Other Net Assets	0.90

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
BHP Billiton Ltd.	11.33%
National Australia Bank Ltd.	7.61
Commonwealth Bank of Australia	7.53
Australia & New Zealand Banking Group Ltd.	6.12
Westpac Banking Corp. Ltd.	5.64
Westfield Group	3.45
Woolworths Ltd.	2.77
Rio Tinto Ltd.	2.64
Woodside Petroleum Ltd.	2.46
Rinker Group Ltd.	2.15

TOTAL	51.70%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 52.04%, while the Index returned 53.80%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.22%	67.25%	73.88%	23.50%	23.03%	26.08%	16.80%	16.34%	19.61%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.22%	67.25%	73.88%	187.26%	181.83%	218.59%	140.14%	134.85%	174.57%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Basic Materials	26.28%
Energy	24.79
Financial	19.45
Consumer Non-Cyclical	8.77
Communications	7.63
Utilities	7.00
Industrial	3.01
Consumer Cyclical	2.01
Diversified	0.30
Short-Term and Other Net Assets	0.76

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Petroleo Brasileiro SA Preferred	14.02%
Petroleo Brasileiro SA	10.77
Companhia Vale do Rio Doce Class A Preferred	8.29
Banco Itau Holding Financeira SA Preferred	7.39
Companhia Vale do Rio Doce ADR	7.23
Banco Bradesco SA Preferred	6.12
Unibanco Uniao de Bancos Brasileiros SA	5.11
Companhia de Bebidas das Americas Preferred	4.03
Tele Norte Leste Participacoes SA Preferred	2.45
Companhia Energetica de Minas Gerais Preferred	2.44

TOTAL	67.85%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 15.37%, while the Index returned 15.54%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.52%	33.50%	34.09%	15.22%	15.54%	15.64%	13.74%	13.76%	14.37%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.52%	33.50%	34.09%	103.06%	105.87%	106.80%	261.03%	261.61%	281.46%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	33.88%
Energy	25.28
Basic Materials	16.67
Communications	6.36
Industrial	5.94
Consumer Cyclical	4.02
Technology	2.67
Consumer Non-Cyclical	2.53
Diversified	1.84
Utilities	0.51
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Royal Bank of Canada	6.59%
Manulife Financial Corp.	6.20
Bank of Nova Scotia	5.08
EnCana Corp.	4.33
Suncor Energy Inc.	4.17
Bank of Montreal	3.69
Canadian Natural Resources Ltd.	3.58
Canadian National Railway Co.	3.14
Sun Life Financial Inc.	3.11
Petro-Canada	2.90

TOTAL	42.79%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 26.67%, while the Index returned 30.09%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.51%	33.46%	36.50%	45.67%	45.30%	44.88%	197.55%	195.34%	193.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	19.57%
Communications	14.55
Energy	14.14
Basic Materials	12.15
Industrial	11.83
Technology	9.80
Consumer Non-Cyclical	5.46
Utilities	4.81
Consumer Cyclical	4.51
Diversified	2.37
Funds	0.56
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Samsung Electronics Co. Ltd. GDR (South Korea)	6.36%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3.34
Kookmin Bank ADR (South Korea)	3.31
LUKOIL ADR (Russia)	2.69
POSCO ADR (South Korea)	2.57
Korea Electric Power Corp. ADR (South Korea)	2.25
America Movil SA de CV Series L (Mexico)	2.08
United Microelectronics Corp. ADR (Taiwan)	1.87
Banco Bradesco SA ADR (Brazil)	1.87
Siliconware Precision Industries Co. ADR (Taiwan)	1.85

TOTAL	28.19%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 5.33%, while the Index returned 5.71%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.77%	14.77%	15.60%	4.43%	4.56%	5.39%	3.24%	3.22%	5.15%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.77%	14.77%	15.60%	24.18%	24.96%	30.02%	37.44%	37.18%	64.97%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	43.37%
Diversified	18.99
Utilities	14.66
Consumer Cyclical	10.01
Industrial	6.82
Communications	4.05
Technology	1.03
Basic Materials	0.95
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Hutchison Whampoa Ltd.	11.45%
Cheung Kong Holdings Ltd.	8.56
Sun Hung Kai Properties Ltd.	7.31
CLP Holdings Ltd.	5.92
Hang Seng Bank Ltd.	5.76
Hong Kong & China Gas Co. Ltd.	5.04
Swire Pacific Ltd. Class A	4.95
BOC Hong Kong Holdings Ltd.	4.24
Esprit Holdings Ltd.	4.23
Hongkong Electric Holdings Ltd.	3.70

TOTAL	61.16%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 6.26%, while the Index returned 6.72%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.46%	6.51%	8.19%	9.07%	9.77%	10.27%	(3.51)%	(3.54)%	(2.38)%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.46%	6.51%	8.19%	54.34%	59.38%	63.04%	(30.00)%	(30.21)%	(21.37)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Malaysia Fund, which has a NAV determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	28.46%
Consumer Cyclical	15.93
Consumer Non-Cyclical	14.19
Industrial	13.85
Communications	11.03
Utilities	9.10
Diversified	4.48
Energy	1.68
Technology	0.67
Basic Materials	0.49
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Malayan Banking Bhd	9.89%
Bumiputra-Commerce Holdings Bhd	6.48
Genting Bhd	4.91
Malaysia International Shipping Corp. Bhd	4.79
Tenaga Nasional Bhd	4.71
IOI Corp. Bhd	4.59
Telekom Malaysia Bhd	4.46
Maxis Communications Bhd	4.00
Sime Darby Bhd	3.94
Public Bank Bhd	3.61

TOTAL	51.38%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 33.75%, while the Index returned 34.08%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.25%	44.34%	47.50%	24.08%	24.11%	24.51%	16.82%	16.80%	18.73%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.25%	44.34%	47.50%	194.10%	194.47%	199.24%	371.28%	370.45%	453.89%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Communications	45.55%
Industrial	16.47
Consumer Cyclical	11.26
Consumer Non-Cyclical	10.33
Basic Materials	5.94
Financial	5.62
Diversified	4.69
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
America Movil SA de CV Series L	24.65%
Cemex SA de CV Series CPO	15.41
Telefonos de Mexico SA de CV Series L	9.07
Fomento Economico Mexicano SA de CV Class UBD	5.21
Wal-Mart de Mexico SA de CV Series V	4.81
Grupo Televisa SA Series CPO	4.78
America Telecom SA de CV Series A1	3.89
Grupo Financiero Banorte SA de CV Series O	3.86
Grupo Carso SA de CV Series A1	3.08
Grupo Mexico SA de CV Series B	2.58

TOTAL	77.34%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 10.68%, while the Index returned 10.62%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.41%	14.93%	15.30%	21.50%	21.36%	21.42%	133.22%	132.03%	132.61%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	47.54%
Basic Materials	11.58
Industrial	9.08
Consumer Non-Cyclical	6.75
Consumer Cyclical	5.97
Communications	5.45
Diversified	5.11
Utilities	4.15
Energy	2.94
Technology	0.79
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
BHP Billiton Ltd. (Australia)	7.56%
National Australia Bank Ltd. (Australia)	4.99
Commonwealth Bank of Australia (Australia)	4.97
Australia & New Zealand Banking Group Ltd.
(Australia)	4.07
Westpac Banking Corp. Ltd. (Australia)	3.74
Hutchison Whampoa Ltd. (Hong Kong)	2.38
Westfield Group (Australia)	2.28
Woolworths Ltd. (Australia)	1.84
Cheung Kong Holdings Ltd. (Hong Kong)	1.83
Rio Tinto Ltd. (Australia)	1.77

TOTAL	35.43%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 14.40%, while the Index returned 14.27%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.76%	20.83%	21.05%	8.24%	8.48%	7.72%	(1.38)%	(1.42)%	(1.00)%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.76%	20.83%	21.05%	48.57%	50.21%	45.04%	(12.90)%	(13.25)%	(9.58)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	50.22%
Communications	16.60
Industrial	12.67
Consumer Cyclical	6.52
Diversified	6.10
Consumer Non-Cyclical	5.01
Technology	2.36
Energy	0.37
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
DBS Group Holdings Ltd.	12.26%
Singapore Telecommunications Ltd.	11.65
United Overseas Bank Ltd.	11.62
Oversea-Chinese Banking Corp.	11.26
Singapore Airlines Ltd.	4.92
Keppel Corp. Ltd.	4.90
Singapore Press Holdings Ltd.	4.68
City Developments Ltd.	3.08
Capitaland Ltd.	3.02
Fraser & Neave Ltd.	2.75

TOTAL	70.14%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 31.71%, while the Index returned 32.91%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.32%	35.56%	37.30%	42.06%	42.04%	43.95%	193.95%	193.85%	205.97%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	23.47%
Basic Materials	23.02
Communications	14.07
Energy	10.94
Consumer Cyclical	10.22
Diversified	8.21
Consumer Non-Cyclical	5.15
Industrial	4.84
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Sasol Ltd.	10.94%
Standard Bank Group Ltd.	8.66
MTN Group Ltd.	7.18
Impala Platinum Holdings Ltd.	6.00
Gold Fields Ltd.	4.75
FirstRand Ltd.	4.72
AngloGold Ashanti Ltd.	3.79
Telkom South Africa Ltd.	3.59
Naspers Ltd.	3.29
Sanlam Ltd.	3.22

TOTAL	56.14%

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 28, 2006

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 35.36%, while the Index returned 36.55%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.62%	38.58%	40.31%	27.76%	28.80%	29.97%	15.91%	16.24%	16.68%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.62%	38.58%	40.31%	240.35%	254.45%	270.86%	135.88%	139.72%	145.02%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the South Korea Fund, the NAV of which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Industrial	39.18%
Financial	19.19
Consumer Cyclical	15.45
Basic Materials	7.22
Communications	6.19
Consumer Non-Cyclical	5.06
Utilities	3.60
Energy	3.07
Short-Term and Other Net Assets	1.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Samsung Electronics Co. Ltd.	22.69%
Kookmin Bank	8.02
POSCO	5.31
Hyundai Motor Co. Ltd.	4.50
Korea Electric Power Corp.	3.60
LG Electronics Inc.	2.98
Shinhan Financial Group Ltd.	2.95
Shinsegae Co. Ltd.	2.24
SK Corp.	2.02
KT&G Corp.	2.00

TOTAL	56.31%

FUND PERFORMANCE OVERVIEW	11

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 11.24%, while the Index returned 12.34%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.55%	1.98%	6.17%	1.24%	1.53%	2.48%	(6.18)%	(6.16)%	(5.20)%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.55%	1.98%	6.17%	6.34%	7.90%	13.03%	(30.45)%	(30.39)%	(26.26)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Taiwan Fund, the NAV of which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Technology	36.00%
Industrial	23.90
Financial	19.84
Basic Materials	10.93
Communications	4.35
Consumer Cyclical	3.91
Consumer Non-Cyclical	0.98
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	15.34%
Hon Hai Precision Industry Co. Ltd.	7.98
United Microelectronics Corp.	4.08
Cathay Financial Holding Co. Ltd.	3.94
AU Optronics Corp.	3.34
MediaTek Inc.	3.25
China Steel Corp.	3.01
Chunghwa Telecom Co. Ltd.	2.87
Mega Financial Holding Co. Ltd.	2.75
Formosa Plastic Co.	2.74

TOTAL	49.30%

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Australia
Actual	$1,000.00	$1,126.00	0.56%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Brazil
Actual	1,000.00	1,520.40	0.73	4.56
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73	3.66
Canada
Actual	1,000.00	1,153.70	0.56	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Emerging Markets
Actual	1,000.00	1,266.70	0.79	4.44
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79	3.96
Hong Kong
Actual	1,000.00	1,053.30	0.56	2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Malaysia
Actual	$1,000.00	$1,062.60	0.56%	$2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Mexico
Actual	1,000.00	1,337.50	0.56	3.25
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
Pacific ex-Japan
Actual	1,000.00	1,106.80	0.51	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.51	2.56
Singapore
Actual	1,000.00	1,144.00	0.56	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81
South Africa
Actual	1,000.00	1,317.10	0.73	4.19
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73	3.66
South Korea
Actual	1,000.00	1,353.60	0.73	4.26
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73	3.66
Taiwan
Actual	1,000.00	1,112.40	0.75	3.93
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.10%
AIRLINES – 0.50%
Qantas Airways Ltd.	842,886	$2,567,165

		2,567,165
APPAREL – 0.27%
Billabong International Ltd.	120,357	1,387,600

		1,387,600
BANKS – 28.69%
Australia & New Zealand Banking Group Ltd.	1,642,815	31,387,791
Commonwealth Bank of Australia	1,159,194	38,620,661
Macquarie Office Trust	1,621,788	1,632,430
National Australia Bank Ltd.	1,432,416	39,030,096
Suncorp-Metway Ltd.	494,844	7,520,991
Westpac Banking Corp. Ltd.	1,648,233	28,907,845

		147,099,814
BEVERAGES – 2.22%
Coca-Cola Amatil Ltd.	474,075	2,482,775
Foster’s Group Ltd.	1,812,579	7,324,820
Lion Nathan Ltd.	264,450	1,571,573

		11,379,168
BIOTECHNOLOGY – 0.53%
Sonic Healthcare Ltd.	236,844	2,732,341

		2,732,341
BUILDING MATERIALS – 3.81%
Boral Ltd.	524,643	3,425,736
CSR Ltd.	825,729	2,343,161
James Hardie Industries NV	418,605	2,761,331
Rinker Group Ltd.	829,470	11,023,313

		19,553,541
COMMERCIAL SERVICES – 2.01%
Brambles Industries Ltd.[1]	872,427	6,513,228
Transurban Group	717,498	3,805,573

		10,318,801
COMPUTERS – 0.34%
Computershare Ltd.	349,203	1,756,175
		1,756,175
DIVERSIFIED FINANCIAL SERVICES – 3.51%
Australian Stock Exchange Ltd.	93,396	2,252,049
Babcock & Brown Ltd.	136,095	1,752,031
Challenger Financial Services Group Ltd.	358,878	1,037,045
Macquarie Bank Ltd.	208,593	9,952,651
Perpetual Ltd.	37,023	1,870,172
SFE Corp. Ltd.	119,712	1,137,390

		18,001,338
ENGINEERING & CONSTRUCTION – 0.87%
Downer EDI Ltd.	248,841	1,451,085
Leighton Holdings Ltd.	123,066	1,665,665
Multiplex Group	563,472	1,322,698

		4,439,448
ENTERTAINMENT – 1.74%
Aristocrat Leisure Ltd.	275,415	2,465,334
TABCORP Holdings Ltd.	475,365	5,363,967
UNiTAB Ltd.	106,554	1,089,946

		8,919,247
FOOD – 2.77%
Woolworths Ltd.	1,038,837	14,199,281

		14,199,281
FOREST PRODUCTS & PAPER – 0.20%
PaperlinX Ltd.	398,481	1,006,440

		1,006,440
GAS – 1.52%
Alinta Ltd.	228,717	1,889,315
Australian Gas Light Co. Ltd.	413,445	5,881,494

		7,770,809
HEALTH CARE - PRODUCTS – 0.35%
Cochlear Ltd.	49,020	1,784,311

		1,784,311
HEALTH CARE - SERVICES – 0.19%
DCA Group Ltd.	373,326	973,412

		973,412
HOLDING COMPANIES - DIVERSIFIED – 0.59%
Patrick Corp. Ltd.	592,110	3,012,965

		3,012,965
HOUSEHOLD PRODUCTS & WARES – 0.15%
Pacific Brands Ltd.	445,308	750,909

		750,909

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2006

Security	Shares	Value
INSURANCE – 5.97%
AMP Ltd.	1,684,224	$10,759,682
AXA Asia Pacific Holdings Ltd.	788,835	3,428,019
Insurance Australia Group Ltd.	1,433,190	5,738,438
QBE Insurance Group Ltd.	695,955	10,701,697

		30,627,836
INVESTMENT COMPANIES – 1.60%
Macquarie Airports	579,855	1,391,307
Macquarie Communications Infrastructure Group	303,408	1,277,942
Macquarie Infrastructure Group	2,135,208	5,551,487

		8,220,736
IRON & STEEL – 0.89%
BlueScope Steel Ltd.	637,647	3,126,262
OneSteel Ltd.	505,164	1,448,508

		4,574,770
MANUFACTURING – 3.10%
Ansell Ltd.	129,387	1,057,266
Futuris Corp. Ltd.	494,457	866,845
Orica Ltd.	275,673	4,707,977
Wesfarmers Ltd.	340,818	9,266,265

		15,898,353
MEDIA – 0.96%
APN News & Media Ltd.	259,419	915,370
John Fairfax Holdings Ltd.	838,629	2,473,213
Publishing & Broadcasting Ltd.	121,131	1,533,296

		4,921,879
MINING – 16.16%
Alumina Ltd.	1,046,835	5,396,831
BHP Billiton Ltd.	3,225,645	58,107,132
Iluka Resources Ltd.	208,335	1,104,998
Newcrest Mining Ltd.	299,409	4,715,219
Rio Tinto Ltd.	255,549	13,516,222

		82,840,402
OIL & GAS – 4.35%
Caltex Australia Ltd.	122,163	1,560,879
Origin Energy Ltd.	707,694	3,627,402
Santos Ltd.	535,866	4,506,130
Woodside Petroleum Ltd.	419,250	12,610,200

		22,304,611

Security	Shares or Principal	Value
PACKAGING & CONTAINERS – 0.86%
Amcor Ltd.	796,059	$4,399,662

		4,399,662
PHARMACEUTICALS – 1.75%
CSL Ltd.	162,540	6,363,148
Mayne Pharma Ltd.[2]	571,599	1,176,176
Symbion Health Ltd.	585,660	1,457,443

		8,996,767
REAL ESTATE – 9.99%
Centro Properties Group	728,979	3,682,350
Commonwealth Property Office Fund	1,390,491	1,394,451
DB RREEF Trust	2,354,895	2,466,561
Gandel Retail Trust	1,370,754	1,985,616
GPT Group	1,642,944	5,064,913
ING Industrial Fund	673,380	1,145,505
Investa Property Group	1,393,329	2,080,419
Lend Lease Corp. Ltd.	325,080	3,219,004
Macquarie Goodman Group	1,093,662	4,102,755
Mirvac Group	775,032	2,423,834
Stockland Trust Group	1,197,378	5,986,148
Westfield Group	1,338,117	17,693,560

		51,245,116
RETAIL – 1.76%
Coles Myer Ltd.	1,065,540	7,772,887
Harvey Norman Holdings Ltd.	473,172	1,230,235

		9,003,122
TELECOMMUNICATIONS – 1.07%
Telstra Corp. Ltd.	1,913,586	5,472,803

		5,472,803
TRANSPORTATION – 0.38%
Toll Holdings Ltd.	224,847	1,950,882

		1,950,882

TOTAL COMMON STOCKS (Cost: $420,953,247)		508,109,704
SHORT-TERM INVESTMENTS – 0.08%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,498	1,496
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,397	2,397

		3,893

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER[3] – 0.00%
Amstel Funding Corp.
4.40%, 05/08/06	$1,498	$1,486
CC USA Inc.
4.23%, 04/21/06	899	894
Edison Asset Securitization LLC
4.37%, 05/08/06	1,498	1,486
Galaxy Funding Inc.
4.23%, 04/18/06	860	855
Grampian Funding LLC
4.41%, 05/15/06	1,498	1,485
Nordea North America Inc.
4.16%, 04/04/06	3,146	3,134
Sigma Finance Inc.
4.16%, 04/06/06	1,798	1,790

		11,130
MEDIUM-TERM NOTES[3] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	929	929
K2 USA LLC
3.94%, 07/07/06	1,798	1,798
Marshall & Ilsley Bank
5.18%, 12/15/06	2,997	3,005
Toronto-Dominion Bank
3.81%, 06/20/06	3,746	3,746
US Bank N.A.
2.85%, 11/15/06	599	591

		10,069
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	72,364	72,364

		72,364
REPURCHASE AGREEMENTS[3] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $4,496 (collateralized by non-U.S. Government debt securities, value $4,952, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$4,495	4,495

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $14,985 (collateralized by U.S. Government obligations, value $15,313, 3.69% to 10.00%, 5/1/09 to 1/1/36).	$14,983	$14,983
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $7,493 (collateralized by non-U.S. Government debt securities, value $7,879, 1.01%, 9/19/35).[6]	7,492	7,492
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $14,985 (collateralized by U.S. Government obligations, value $15,307, 4.50% to 7.50%, 9/1/09 to 11/1/35).	14,983	14,983
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $14,985 (collateralized by non-U.S. Government debt securities, value $15,757, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	14,983	14,983
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $3,596 (collateralized by U.S. Government obligations, value $3,674, 3.99% to 5.51%, 7/1/32 to 2/1/36).	3,596	3,596
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $2,997 (collateralized by non-U.S. Government debt securities, value $3,092, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	2,997	2,997

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $14,985 (collateralized by non-U.S. Government debt securities, value $15,733, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	$14,983	$14,983

		78,512
TIME DEPOSITS[3] – 0.01%
KBC Bank
4.57%, 03/01/06	5,993	5,993
Societe Generale
4.57%, 03/01/06	10,488	10,488
US Bank N.A.
4.45%, 03/01/06	5,392	5,392

		21,873
VARIABLE & FLOATING RATE NOTES[3] – 0.04%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	8,418	8,421
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	7,042	7,041
American Express Centurion Bank
4.57%, 06/29/06	1,199	1,199
American Express Credit Corp.
4.67%, 02/05/07	899	900
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	9,739	9,742
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	1,948	1,948
Bank of Ireland
4.54%, 03/20/07[7]	2,997	2,997
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	3,866	3,866
BMW US Capital LLC
4.54%, 02/15/07[7]	2,997	2,997
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	8,061	8,061
Commodore CDO Ltd.
4.56%, 12/12/06[7]	749	749
DEPFA Bank PLC
4.50%, 12/15/06	2,997	2,997
Dorada Finance Inc.
4.52%, 06/26/06[7]	749	749
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	2,997	2,997
Fifth Third Bancorp.
4.55%, 01/23/07[7]	5,993	5,993
Five Finance Inc.
4.54%, 06/26/06[7]	599	599
General Electric Capital Corp.
4.67%, 03/09/07	1,348	1,349
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	749	749
Hartford Life Global Funding Trusts
4.56%, 02/15/07	2,997	2,997
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	2,997	2,997
Holmes Financing PLC
4.54%, 12/15/06[7]	8,241	8,241
HSBC Bank USA N.A.
4.70%, 05/04/06	1,049	1,049
K2 USA LLC
4.53%, 06/02/06[7]	2,697	2,697
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	3,140	3,140
Links Finance LLC
4.56%, 03/15/06[7]	2,397	2,397
Marshall & Ilsley Bank
4.55%, 02/15/07	1,648	1,648
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	8,960	8,964
Mound Financing PLC
4.53%, 11/08/06[7]	5,993	5,993
Natexis Banques Populaires
4.55%, 03/15/07[7]	2,247	2,247
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	8,091	8,091

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2006

Security	Principal	Value
Nordea Bank AB
4.55%, 02/09/07[7]	$5,244	$5,244
Northern Rock PLC
4.61%, 02/02/07[7]	3,596	3,596
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	8,151	8,151
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	7,492	7,492
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,247	2,247
Sedna Finance Inc.
4.54%, 09/20/06[7]	899	899
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	3,326	3,326
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	2,997	2,997
Societe Generale
4.54%, 03/02/07[7]	2,098	2,098
Strips III LLC
4.62%, 07/24/06[7,8]	773	773
SunTrust Bank
4.62%, 04/28/06	4,495	4,495
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	6,682	6,683
Toyota Motor Credit Corp.
4.57%, 04/10/06	1,348	1,348
UniCredito Italiano SpA
4.43%, 06/14/06	3,896	3,895
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	2,997	2,997
US Bank N.A.
4.54%, 09/29/06	1,348	1,348
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	4,495	4,495
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	5,719	5,719
Wells Fargo & Co.
4.56%, 03/15/07[7]	1,498	1,498
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	1,498	1,498
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	3,146	3,146
Winston Funding Ltd.
4.68%, 04/23/06[7]	2,140	2,140
World Savings Bank
4.52%, 03/09/06	4,495	4,495

		194,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $392,236)		392,236

TOTAL INVESTMENTS IN SECURITIES – 99.18% (Cost: $421,345,483)		508,501,940
Other Assets, Less Liabilities – 0.82%		4,193,860

NET ASSETS – 100.00%		$512,695,800

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 33.52%
AGRICULTURE – 0.78%
Souza Cruz SA	929,000	$15,335,942

		15,335,942
BANKS – 5.33%
Banco Nossa Caixa SA	186,500	4,260,848
Unibanco Uniao de Bancos Brasileiros SA	5,704,610	100,005,416

		104,266,264
CHEMICALS – 0.65%
Braskem SA Class A	1,486,436	12,776,905

		12,776,905
COMMERCIAL SERVICES – 0.90%
Cia de Concessoes Rodoviarias	1,858,000	17,555,561

		17,555,561
COSMETICS& PERSONAL CARE – 0.83%
Natura Cosmeticos SA	278,700	16,285,957

		16,285,957
ELECTRIC – 1.65%
Centrais Eletricas Brasileiras SA	1,114,800,000	23,635,655
EDP - Energias do Brasil SA	557,400	8,534,367

		32,170,022
HEALTH CARE - SERVICES – 0.59%
Diagnosticos da America SA1	464,500	11,590,610

		11,590,610
IRON & STEEL – 2.15%
Companhia Siderurgica Nacional SA	1,393,584	41,991,405

		41,991,405
MINING – 7.23%
Companhia Vale do Rio Doce ADR	3,044,333	141,348,380

		141,348,380
OIL & GAS – 10.77%
Petroleo Brasileiro SA	9,197,100	210,640,462

		210,640,462
REAL ESTATE – 0.61%
Cyrela Brazil Realty SA	650,300	11,954,855

		11,954,855
TELECOMMUNICATIONS – 1.42%
Brasil Telecom Participacoes SA	650,300,000	8,151,732
Tele Norte Leste Participacoes SA	745,738	19,609,887

		27,761,619
WATER – 0.61%
Companhia de Saneamento Basico do Estado de Sao Paulo	148,640,000	11,985,063

		11,985,063

TOTAL COMMON STOCKS (Cost: $429,637,617)		655,663,045
PREFERRED STOCKS – 65.72%
AEROSPACE & DEFENSE – 1.73%
Empresa Brasileira de Aeronautica SA	3,344,443	33,885,733

		33,885,733
AIRLINES – 0.78%
Gol Linhas Aereas Inteligentes SA	464,500	15,338,132

		15,338,132
BANKS – 13.51%
Banco Bradesco SA	2,898,200	119,642,941
Banco Itau Holding Financeira SA	4,467,970	144,651,055

		264,293,996
BEVERAGES – 4.03%
Companhia de Bebidas das Americas	185,800,000	78,890,574

		78,890,574
BUILDING MATERIALS – 0.78%
Duratex SA	836,110	15,169,762

		15,169,762
ELECTRIC – 4.49%
Centrais Eletricas Brasileiras SA Class B	836,100,000	18,380,806
Companhia Energetica de Minas Gerais	929,000,000	47,719,609
Companhia Paranaense de Energia Class B	1,486,400,000	16,320,984
Eletropaulo Metropolitana de Sao Paulo SA1	111,480,000	5,500,976

		87,922,375

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2006

Security	Shares	Value
FOOD – 1.64%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	334,440,000	$14,184,543
Sadia SA	5,574,000	17,862,017

		32,046,560
FOREST PRODUCTS & PAPER – 2.37%
Aracruz Celulose SA Class B	4,552,100	22,524,529
Klabin SA	5,574,000	13,133,836
Votorantim Celulose e Papel SA	703,000	10,766,965

		46,425,330
GAS – 0.25%
Cia de Gas de Sao Paulo Class A	37,160,000	4,850,763

		4,850,763
HOLDING COMPANIES - DIVERSIFIED – 0.30%
Contax Participacoes SA	4,135,539	5,807,684

		5,807,684
IRON & STEEL – 4.03%
Gerdau SA	1,950,916	45,049,427
Usinas Siderurgicas de Minas Gerais SA Class A	1,021,900	33,710,179

		78,759,606
MACHINERY – 0.50%
Weg SA	2,694,100	9,712,472

		9,712,472
MINING – 9.85%
Caemi Mineracao e Metalurgica SA	17,651,000	30,444,232
Companhia Vale do Rio Doce Class A	3,808,900	162,264,166

		192,708,398
OIL & GAS – 14.02%
Petroleo Brasileiro SA	13,006,000	274,278,275

		274,278,275
RETAIL – 1.02%
Lojas Americanas SA	464,500,000	20,007,209

		20,007,209
TELECOMMUNICATIONS – 6.21%
Brasil Telecom Participacoes SA	2,136,700,000	16,946,595
Celular CRT Participacoes SA Class A	95,160	3,318,492
Embratel Participacoes SA1	4,180,500,000	10,677,791
Tele Centro Oeste Celular Participacoes SA	557,412	8,537,177
Tele Norte Leste Participacoes SA	2,508,339	47,873,577
Telemig Celular Participacoes SA	1,950,900,000	5,516,209
Telesp Celular Participacoes SA1	1,852,597	9,472,515
TIM Participacoes SA	4,923,700,000	19,119,367

		121,461,723
TEXTILES – 0.21%
Companhia de Tecidos Norte de Minas	37,160,400	4,150,337

		4,150,337

TOTAL PREFERRED STOCKS (Cost: $830,367,371)		1,285,708,929
SHORT-TERM INVESTMENTS – 0.13%
MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[2,3]	2,525,013	2,525,013

		2,525,013

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,525,013)		2,525,013

TOTAL INVESTMENTS IN SECURITIES – 99.37% (Cost: $1,262,530,001)		1,943,896,987
Other Assets, Less Liabilities – 0.63%		12,317,860

NET ASSETS – 100.00%		$1,956,214,847

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.70%
AEROSPACE & DEFENSE – 0.25%
CAE Inc.	295,809	$2,453,920

		2,453,920
APPAREL – 0.36%
Gildan Activewear Inc.[1]	69,472	3,464,595

		3,464,595
AUTO PARTS & EQUIPMENT – 0.98%
Magna International Inc. Class A	126,059	9,388,374

		9,388,374
BANKS – 19.37%
Bank of Montreal	586,626	35,554,809
Bank of Nova Scotia	1,166,607	48,901,229
Canadian Imperial Bank of Commerce	391,916	27,535,203
National Bank of Canada	195,126	11,111,354
Royal Bank of Canada	760,104	63,429,391

		186,531,986
BEVERAGES – 0.09%
Cott Corp.[1]	68,640	838,434

		838,434
CHEMICALS – 2.29%
Agrium Inc.	158,923	3,952,301
Methanex Corp.	136,043	2,697,069
NOVA Chemicals Corp.	96,939	3,152,786
Potash Corp. of Saskatchewan Inc.	128,139	12,272,832

		22,074,988
COMMERCIAL SERVICES – 0.10%
Quebecor World Inc.	96,107	975,470

		975,470
COMPUTERS – 1.66%
CGI Group Inc.[1]	335,349	2,513,754
Research In Motion Ltd.[1]	190,550	13,466,348

		15,980,102
DIVERSIFIED FINANCIAL SERVICES – 1.41%
C.I. Financial Inc.	182,646	4,494,124
IGM Financial Inc.	140,203	5,704,468
TSX Group Inc.	79,456	3,365,507

		13,564,099
ELECTRIC – 0.51%
TransAlta Corp.	230,486	4,875,256

		4,875,256
ELECTRONICS – 0.26%
Celestica Inc.[1]	234,646	2,540,392

		2,540,392
ENGINEERING & CONSTRUCTION – 0.51%
SNC-Lavalin Group Inc.	59,488	4,946,922

		4,946,922
ENTERTAINMENT – 0.18%
Intrawest Corp.	55,328	1,759,586

		1,759,586
FOOD – 1.33%
George Weston Ltd.	59,904	4,587,753
Loblaw Companies Ltd.	130,219	6,591,339
Saputo Inc.	54,912	1,613,171

		12,792,263
FOREST PRODUCTS & PAPER – 0.43%
Abitibi-Consolidated Inc.	461,815	1,607,089
Canfor Corp.[1]	109,835	1,303,021
Domtar Inc.	227,574	1,229,914

		4,140,024
HAND & MACHINE TOOLS – 0.35%
Finning International Inc.	101,931	3,359,930

		3,359,930
HEALTH CARE - SERVICES – 0.35%
MDS Inc.	167,670	3,388,910

		3,388,910
HOLDING COMPANIES - DIVERSIFIED – 1.84%
Brookfield Asset Management Inc. Class A	275,009	15,068,159
Onex Corp.	147,691	2,616,504

		17,684,663
INSURANCE – 12.41%
Fairfax Financial Holdings Ltd.	19,968	2,864,604
Great-West Lifeco Inc.	314,529	8,070,870
Manulife Financial Corp.	936,121	59,715,298
Power Corp. of Canada	376,940	10,401,086

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2006

Security	Shares	Value
Power Financial Corp.	291,649	$8,547,383
Sun Life Financial Inc.	684,824	29,939,799

		119,539,040
IRON & STEEL – 0.69%
Algoma Steel Inc.	47,008	1,243,412
IPSCO Inc.	55,918	5,380,747

		6,624,159
LODGING – 0.57%
Fairmont Hotels & Resorts Inc.	86,539	3,826,743
Four Seasons Hotels Inc.	29,952	1,695,600

		5,522,343
MANUFACTURING – 0.44%
Bombardier Inc. Class B1	1,665,873	4,274,660

		4,274,660
MEDIA – 2.74%
Rogers Communications Inc. Class B	254,610	10,180,373
Shaw Communications Inc. Class B	222,582	5,819,073
Thomson Corp.	270,849	10,348,886

		26,348,332
MINING – 13.26%
Aber Diamond Corp.	56,160	2,117,197
Agnico-Eagle Mines Ltd.	114,827	2,929,327
Alcan Inc.	435,607	18,986,869
Barrick Gold Corp.	1,000,224	27,292,021
Cameco Corp.	408,556	15,168,936
Falconbridge Ltd.	345,740	11,165,644
Glamis Gold Ltd.[1]	155,664	4,232,386
Goldcorp Inc.	399,510	10,163,728
Inco Ltd.	222,166	10,749,558
Ivanhoe Mines Ltd.[1]	255,158	2,040,457
Kinross Gold Corp.[1]	404,812	3,731,691
Meridian Gold Inc.[1]	118,571	2,990,454
Novelis Inc.	88,285	1,611,388
Teck Cominco Ltd. Class B	232,982	14,546,659

		127,726,315
OIL & GAS – 22.19%
Canadian Natural Resources Ltd.	631,764	34,470,958
EnCana Corp.	1,009,348	41,688,436
Husky Energy Inc.	149,771	9,155,122
Imperial Oil Ltd.	140,203	13,503,448
Nexen Inc.	306,774	16,018,728
Petro-Canada	609,517	27,884,753
Shell Canada Ltd.	242,966	8,156,159
Suncor Energy Inc.	537,786	40,170,315
Talisman Energy Inc.	430,615	22,595,036

		213,642,955
PHARMACEUTICALS – 0.66%
Angiotech Pharmaceuticals Inc.[1]	100,683	1,558,089
Biovail Corp.[1]	158,091	3,973,288
QLT Inc.[1]	110,667	787,735

		6,319,112
PIPELINES – 3.09%
Enbridge Inc.	389,004	12,238,098
TransCanada Corp.	569,570	17,513,295

		29,751,393
REAL ESTATE – 0.69%
Brookfield Properties Corp.	159,755	4,693,185
MI Developments Inc. Class A	57,058	1,939,957

		6,633,142
RETAIL – 1.93%
Canadian Tire Corp. Class A	93,195	5,446,168
Jean Coutu Group Inc. Class A	166,827	1,946,889
RONA Inc.[1]	131,051	2,471,422
Shoppers Drug Mart Corp.	223,414	8,709,210

		18,573,689
SEMICONDUCTORS – 0.49%
ATI Technologies Inc.[1]	293,729	4,669,412

		4,669,412
SOFTWARE – 0.52%
Cognos Inc.[1]	106,507	4,087,316
Open Text Corp.[1]	50,752	883,962

		4,971,278
TELECOMMUNICATIONS – 3.62%
Aliant Inc.	48,256	1,164,895
BCE Inc.	359,884	8,735,003
Nortel Networks Corp.[1]	5,098,824	14,741,536
TELUS Corp.	72,800	2,860,308
TELUS Corp. NVS	188,886	7,336,668

		34,838,410

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2006

Security	Shares	Value
TRANSPORTATION – 4.13%
Canadian National Railway Co.	646,530	$30,225,753
Canadian Pacific Railway Ltd.	187,222	9,575,395

		39,801,148

TOTAL COMMON STOCKS (Cost: $792,361,852)		959,995,302
SHORT-TERM INVESTMENTS – 0.04%
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[2,3]	394,916	394,916

		394,916

TOTAL SHORT-TERM INVESTMENTS (Cost: $394,916)		394,916

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $792,756,768)		960,390,218
Other Assets, Less Liabilities – 0.26%		2,501,107

NET ASSETS – 100.00%		$962,891,325

NVS – Non-Voting Shares

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 97.50%
ARGENTINA – 1.03%
Petrobras Energia Participaciones SA ADR[1,2]	1,728,413	$20,827,377
Tenaris SA ADR	668,224	107,016,074

		127,843,451
BRAZIL – 9.39%
Aracruz Celulose SA ADR[2]	563,100	27,676,365
Banco Bradesco SA ADR[2]	5,598,496	232,113,638
Banco Itau Holding Financiera SA ADR[2]	5,782,512	188,972,492
Brasil Telecom Participacoes SA ADR	677,715	26,939,171
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR[2]	825,229	35,072,232
Companhia Vale do Rio Doce ADR	3,715,936	172,530,908
Companhia Vale do Rio Doce Sponsored ADR	4,440,976	180,747,723
Empresa Brasileira de Aeronautica SA ADR[2]	1,158,368	46,045,128
Petroleo Brasileiro SA ADR	2,194,624	192,117,385
Tele Norte Leste Participacoes SA ADR[2]	2,799,277	51,870,603
Votorantim Celulose e Papel ADR[2]	781,856	11,540,195

		1,165,625,840
CHILE – 2.07%
Banco Santander Chile SA ADR	1,679,961	79,781,348
Enersis SA Chile ADR	5,121,920	62,845,958
LAN Airlines SA Sponsored ADR	113,632	4,641,867
Sociedad Quimica y Minera de Chile SA ADR	896,336	109,532,259

		256,801,432
CHINA – 5.41%
Aluminum Corp. of China Ltd. Class H	16,960,000	17,378,281
Angang New Steel Co. Ltd. Class H2	15,264,000	12,394,321
AviChina Industry & Technology Co.[1]	10,176,000	800,057
Bank of Communications Co. Ltd. Class H1,2	39,962,000	24,208,000
Beijing Capital International Airport Co. Ltd. Class H	13,572,000	7,740,535
China Construction Bank Class H1	170,448,000	79,636,793
China Eastern Airlines Corp. Ltd. Class H2	59,360,000	9,946,060
China Life Insurance Co. Ltd. Class H1	51,728,000	59,004,182
China Petroleum and Chemical Corp. Class H	139,072,000	83,798,290
China Shipping Development Co. Ltd. Class H	15,282,000	12,605,904
China Southern Airlines Co. Ltd.[1,2]	37,312,000	11,060,893
China Telecom Corp. Ltd. Class H	94,976,000	34,887,720
Cofco International Ltd.	5,094,000	2,724,713
Cosco Pacific Ltd.	6,784,000	14,383,534
Datang International Power Generation Co. Ltd. Class H	6,792,000	4,902,296
Guangshen Railway Co. Ltd. Class H	54,342,363	20,311,891
Huadian Power International Corp. Ltd.	28,866,000	7,813,034
Huaneng Power International Inc. Class H	20,376,000	13,656,397
Jiangsu Expressway Co. Ltd. Class H	5,094,000	3,315,616
Jiangxi Copper Co. Ltd.	16,978,000	10,066,030
Maanshan Iron & Steel Co. Ltd. Class H2	18,656,000	6,552,377
PetroChina Co. Ltd. Class H	145,856,000	142,873,516
Ping An Insurance (Group) Co. of China Ltd. Class H	9,752,000	22,750,246
Qingling Motors Co. Ltd.	25,440,474	4,229,887
Shanghai Forte Land Co. Class H	5,088,000	2,196,877

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,376,000	$11,555,413
Sinotrans Ltd.	20,352,000	8,787,508
Travelsky Technology Ltd. Class H	1,698,000	1,652,336
Tsingtao Brewery Co. Ltd. Class H2	3,396,000	4,464,591
Weichai Power Co. Ltd. Class H	2,544,000	4,164,230
Yanzhou Coal Mining Co. Ltd. Class H	20,352,800	16,657,573
Zhejiang Expressway Co. Ltd. Class H	20,376,000	14,575,577

		671,094,678
CZECH REPUBLIC – 2.52%
CEZ AS	4,591,472	160,234,829
Komercni Banka AS	242,733	34,660,524
Philip Morris CR AS	81,408	61,909,244
Unipetrol AS1	4,324,800	51,668,859
Zentiva NV	87,344	4,305,667

		312,779,123
HONG KONG – 4.16%
Air China Ltd.[1]	25,440,000	9,262,952
Beijing Enterprises Holdings Ltd.	3,396,000	6,762,543
Brilliance China Automotive Holdings Ltd.	27,136,000	4,721,646
Chaoda Modern Agriculture	1,696,000	1,021,930
China Everbright Pacific Ltd.[1,2]	18,884,000	10,039,956
China Mengniu Dairy Co. Ltd.	3,392,000	3,541,235
China Merchants Holdings International Co. Ltd.	6,784,000	19,323,774
China Mobile Ltd.	37,312,000	182,264,286
China Overseas Land & Investment Ltd.	27,136,000	14,864,442
China Pharmaceutical Group Ltd.[1]	3,392,000	629,553
China Resources Enterprises Ltd.	11,886,000	26,196,645
China Resources Land Ltd.	27,168,000	14,706,888
China Resources Power Holdings Co.	5,088,000	3,410,078
China Travel International Investment Hong Kong Ltd.	59,646,951	16,144,380
Citic Pacific Ltd.	9,339,000	27,925,580
CNOOC Ltd.	113,632,000	95,930,297
Denway Motors Ltd.	32,224,000	12,875,230
Global Bio-Chem Technology Group Co. Ltd.	20,352,000	11,541,802
GOME Electrical Appliances Holdings Ltd.	7,632,000	7,230,021
Guangdong Investment Ltd.	11,876,110	5,433,960
Guangzhou Investment Co. Ltd.	28,832,000	4,979,588
Lenovo Group Ltd.	35,616,000	14,689,566
Shanghai Industrial Holdings Ltd.	3,396,000	7,309,674
Shenzhen Investment Ltd.	8,490,000	1,455,369
TCL International Holdings Ltd.	10,176,000	1,495,188
TPV Technology Ltd.	11,872,000	13,082,895

		516,839,478
HUNGARY – 2.25%
BorsodChem Rt	717,825	8,488,097
Gedeon Richter Rt	404,496	82,703,138
Magyar Telekom Rt	3,019,728	13,870,448
Mol Magyar Olaj-es Gazipari Rt	602,080	62,401,483
OTP Bank Rt	2,969,696	111,307,595

		278,770,761
INDIA – 4.98%
HDFC Bank Ltd. ADR	2,149,680	114,341,479
ICICI Bank Ltd. ADR	3,159,940	97,041,757
Infosys Technologies Ltd. ADR	1,707,219	120,871,105
Mahanagar Telephone Nigam Ltd. ADR[2]	5,081,391	34,197,761
Satyam Computer Services Ltd. ADR	2,488,060	102,383,669
Videsh Sanchar Nigam Ltd. ADR[2]	5,082,064	82,126,154
Wipro Ltd. ADR[2]	4,828,872	67,073,032

		618,034,957
INDONESIA – 2.32%
PT Aneka Tambang Tbk	58,936,455	25,833,840
PT Astra International Inc. Tbk	23,350,230	24,920,474
PT Bank Central Asia Tbk	42,450,000	16,642,527
PT Bank Danamon Indonesia Tbk	13,154,987	6,124,429
PT Bank Mandiri Tbk	44,572,500	7,863,594
PT Bank Pan Indonesia Tbk	172,630,918	8,177,996

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares	Value
PT Bank Rakyat Indonesia Tbk	39,039,061	$13,817,256
PT Bumi Resources Tbk	123,384,000	11,286,966
PT Indosat Tbk	18,232,000	10,423,959
PT Kalbe Farma Tbk	257,893,156	38,195,990
PT Matahari Putra Prima Tbk	74,296,194	6,391,941
PT Perusahaan Gas Negara Tbk	23,758,500	24,968,094
PT Ramayana Lestari Sentosa Tbk	84,909,870	6,750,255
PT Semen Gresik (Persero) Tbk	440,000	1,114,076
PT Telekomunikasi Indonesia Tbk	115,752,186	78,155,574
PT Tempo Scan Pacific Tbk	899,376	666,023
PT United Tractors Tbk	16,599,771	7,185,853

		288,518,847
ISRAEL – 4.39%
Alvarion Ltd.[1]	932,800	8,712,352
AudioCodes Ltd.[1,2]	727,594	8,352,779
Bank Hapoalim Ltd.	9,849,687	45,085,230
Bank Leumi Le-Israel	12,895,691	46,651,433
Check Point Software Technologies Ltd.[1]	1,372,912	29,188,109
Clal Industries and Investments Ltd.	462,160	2,142,994
Clal Insurance Co. Ltd.	83,952	1,481,007
ECI Telecom Ltd.[1]	416,368	3,630,729
Elbit Systems Ltd.	649,568	15,025,385
Elite Industries Ltd.	190,800	1,702,857
Given Imaging Ltd.[1]	168,752	3,888,046
Israel Chemicals Ltd.	6,935,792	26,079,788
Israel Corp. Ltd. (The)	9,328	3,138,281
Israel Discount Bank Class A1	14,783,233	28,001,395
Koor Industries Ltd.[1]	274,809	12,871,301
Makhteshim-Agan Industries Ltd.	2,981,692	14,841,044
Mizrahi Tefahot Bank Ltd.[1]	4,640,428	26,039,919
M-Systems Flash Disk Pioneers Ltd.[1]	669,072	18,064,944
NICE Systems Ltd.[1]	84,900	4,341,431
Orbotech Ltd.[1]	652,112	15,539,829
Supersol Ltd.	1,666,463	4,503,715
Syneron Medical Ltd.[1,2]	1,017,600	27,882,240
Teva Pharmaceutical Industries Ltd.	4,703,008	198,158,341

		545,323,149
MEXICO – 7.55%
Alfa SA de CV Class A	3,646,400	19,454,067
America Movil SA de CV Series L2	148,908,800	258,836,880
Cemex SA de CV Series CPO	19,843,200	123,131,259
Consorcio Ara SA de CV2	5,943,000	25,382,454
Controladora Comercial Mexicana SA de CV2	9,497,600	17,217,263
Corporacion GEO SA de CV Series B1,2	4,324,800	17,007,350
Fomento Economico Mexicano SA de CV Class UBD	5,178,900	44,748,009
Grupo Carso SA de CV Series A1	764,841	1,936,427
Grupo Financiero Banorte SA de CV Series O	10,192,456	24,957,457
Grupo Mexico SA de CV Series B	11,461,500	29,412,767
Grupo Modelo SA de CV Series C	11,136,098	38,341,410
Grupo Televisa SA Series CPO	17,553,600	69,919,349
Industrias Penoles SA de CV Series CP2	765,088	4,884,326
Kimberly-Clark de Mexico SA de CV Class A	6,275,200	21,485,418
Telefonos de Mexico SA de CV Series L2	120,924,894	136,083,068
TV Azteca SA de CV Series CPO	10,600,000	6,719,413
Wal-Mart de Mexico SA de CV Series V	33,920,000	97,229,798

		936,746,715
PERU – 0.24%
Companhia de Minas Buenaventura SA ADR	1,143,180	29,974,180

		29,974,180
PHILIPPINE ISLANDS – 1.40%
Ayala Corp.	2,569,440	16,164,692
Ayala Land Inc. Class B	31,376,000	6,832,752
Bank of the Philippine Islands	16,790,400	19,176,028
Equitable PCI Bank	10,091,200	12,599,349

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares	Value
Filinvest Land Inc.[1]	263,940,500	$6,233,206
Globe Telecom Inc.	491,840	8,378,227
Jollibee Foods Corp.	33,326,400	23,223,972
Manila Electric Co. Class B1	9,412,800	3,370,825
Megaworld Corp.[1]	173,973,600	4,647,378
Metropolitan Bank & Trust Co.	40	27
Petron Corp.	170,448,000	15,012,358
Philippine Long Distance Telephone Co.	1,060,000	36,626,016
SM Investments Corp.	1,619,680	7,054,356
SM Prime Holdings Inc.	94,976,000	14,707,859

		174,027,045
RUSSIA - 5.77%
JSC MMC Norilsk Nickel ADR	529,152	47,094,528
LUKOIL ADR	4,177,248	333,762,115
Mobile Telesystems OJSC ADR	763,200	27,528,624
Polyus Gold Co. ADR[1,3]	486,720	5,110,560
Rostelecom ADR[2]	616,601	12,399,846
Surgutneftegaz ADR[2]	3,124,037	227,742,297
Tatneft ADR[2]	223,024	25,368,980
Vimpel-Communications Sponsored ADR[1]	848,000	37,312,000

		716,318,950
SOUTH AFRICA – 11.83%
African Bank Investments Ltd.	8,254,527	38,815,712
Alexander Forbes Ltd.[1]	8,202,844	20,875,253
Anglo Platinum Ltd.	461,432	36,836,773
AngloGold Ashanti Ltd.	934,538	48,173,186
AVI Ltd.	3,419,536	9,278,767
Barloworld Ltd.	1,791,180	34,623,044
Bidvest Group Ltd.	2,115,954	35,670,335
Consol Ltd.	3,419,536	7,427,448
Edgars Consolidated Stores Ltd.	3,587,040	19,611,924
FirstRand Ltd.	22,411,804	67,933,822
Foschini Ltd.	6,341,344	58,692,830
Gold Fields Ltd.	2,794,206	61,144,841
Impala Platinum Holdings Ltd.	401,153	68,275,828
Imperial Holdings Ltd.[1]	2,039,073	51,230,914
Investec Ltd.	743,725	37,311,325
JD Group Ltd.	2,411,800	35,962,472
Liberty Group Ltd.	1,336,708	18,330,510
Metropolitan Holdings Ltd.	7,512,599	16,232,596
Mittal Steel South Africa Ltd.	3,045,367	30,067,399
MTN Group Ltd.	8,849,776	86,069,872
Nampak Ltd.	5,872,673	15,706,789
Naspers Ltd.	3,321,717	65,984,750
Nedbank Group Ltd.	2,672,897	51,774,720
Network Healthcare Holdings Ltd.[1]	14,672,240	19,145,201
Pick’n Pay Stores Ltd.	3,887,246	19,092,037
Reunert Ltd.	1,345,776	13,895,681
Sanlam Ltd.	20,804,944	54,126,410
Sappi Ltd.	347,326	4,396,995
Sasol Ltd.	4,743,712	162,243,908
Shoprite Holdings Ltd.	9,883,441	32,073,022
SPAR Group Ltd. (The)	1,363,708	8,178,822
Standard Bank Group Ltd.	7,555,909	96,769,035
Steinhoff International Holdings Ltd.	1,425,488	4,679,034
Telkom South Africa Ltd.	1,027,079	27,136,828
Tiger Brands Ltd.	1,309,036	32,464,644
Tongaat-Hulett Group Ltd.	1,234,029	18,402,669
Truworths International Ltd.	7,578,579	32,062,392
Woolworths Holdings Ltd.	11,016,532	28,089,322

		1,468,787,110
SOUTH KOREA – 17.29%
Kookmin Bank ADR[1]	5,430,592	411,367,344
Korea Electric Power Corp. ADR[2]	12,576,635	279,327,063
KT Corp. ADR	5,999,600	122,511,832
LG.Philips LCD Co. Ltd. ADR[1,2]	4,999,808	110,895,741
POSCO ADR	5,452,640	318,652,282
Samsung Electronics Co. Ltd. GDR[4]	2,232,784	789,847,340
SK Telecom Co. Ltd. ADR[2]	4,744,694	114,584,360

		2,147,185,962
TAIWAN – 10.18%
AU Optronics Corp. ADR[2]	13,198,625	209,990,124
Chunghwa Telecom Co. Ltd. ADR	9,353,440	176,780,016
Siliconware Precision Industries Co. ADR[2]	36,023,896	230,192,695
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,599,280	414,490,994
United Microelectronics Corp. ADR[2]	73,863,344	232,669,533

		1,264,123,362

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares	Value
THAILAND – 2.70%
Advanced Info Service PCL	6,537,300	$15,776,466
Aromatics Thailand PCL	8,564,800	6,124,276
Bangkok Bank PCL	7,978,400	25,876,112
Bangkok Expressway PCL	15,791,400	8,952,680
Banpu PCL	2,547,000	9,366,362
Charoen Pokphand Foods PCL	28,000	3,861
Electricity Generating PCL	3,478,800	7,240,467
Kasikornbank PCL	12,140,700	21,393,031
Kiatnakin Bank PCL	6,363,100	6,093,678
Krung Thai Bank PCL	14,514,300	4,596,183
National Finance PCL	15,276,500	5,812,857
PTT Chemical PCL[1]	5,182,468	11,249,548
PTT Exploration & Production PCL	2,716,800	36,077,839
PTT PCL	11,532,800	73,629,910
Ratchaburi Electricity Generating Holding PCL	27,995,800	28,419,047
Shin Corp. PCL	10,018,200	12,408,262
Siam Cement PCL	2,547,000	17,301,752
Siam City Cement PCL	509,400	4,188,846
Siam Makro PCL	11,461,500	20,488,917
Thai Airways International PCL	2,374,400	2,577,047
Thai Union Frozen Products PCL	10,188,000	7,935,390
Tisco Bank PCL	6,532,400	4,712,710
United Broadcasting Corp. PCL[1]	7,213,300	4,835,516

		335,060,757
TURKEY – 2.02%
Adana Cimento TAS Class A	2,819,784	26,385,196
Akbank TAS	5,414,789	55,198,305
Akcansa Cimento AS	411,476	3,380,708
Arcelik AS	801,492	7,499,697
Dogan Yayin Holding AS1	2,299,230	11,019,512
Eregli Demir ve Celik Fabrikalari TAS	1,482,828	10,039,687
Hurriyet Gazetecilik ve Matbaacilik AS	1,833,709	7,742,172
Ihlas Holding	8,610,592	5,502,394
Tofas Turk Otomobil Fabrik	5,945,392	19,810,435
Trakya Cam Sanayii AS	1,002,448	4,384,995
Tupras-Turkiye Petrol Rafinerileri AS	731,078	14,043,149

Security	Shares or Principal	Value
Turk Hava Yollari Anonim Ortakligi[1]	2,839,155	$18,466,927
Turk Sise ve Cam Fabrikalari AS	2,755,152	13,099,810
Turkiye Garanti Bankasi AS1	6,080,170	27,521,500
Vestel Elektronik Sanayi ve Ticaret AS1	1,515,629	6,629,796
Yapi ve Kredi Bankasi AS1	3,449,393	20,205,649

		250,929,932

TOTAL COMMON STOCKS (Cost: $9,201,206,901)		12,104,785,729

PREFERRED STOCKS – 1.69%
BRAZIL – 1.69%
Petroleo Brasileiro SA ADR	2,620,320	209,546,990

		209,546,990

TOTAL PREFERRED STOCKS (Cost: $120,130,211)		209,546,990
EXCHANGE-TRADED FUNDS – 0.56%
iShares MSCI Malaysia Index Fund[2,5]	1,214,359	8,901,252
iShares MSCI South Korea Index Fund[2,5]	564,961	26,219,840
iShares MSCI Taiwan Index Fund [2,5]	2,713,600	34,299,904

TOTAL EXCHANGE-TRADED FUNDS (Cost: $58,801,342)		69,420,996
SHORT-TERM INVESTMENTS – 6.24%
CERTIFICATES OF DEPOSIT[6] – 0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$3,562,993	3,562,993
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,700,788	5,700,788

		9,263,781
COMMERCIAL PAPER[6] – 0.21%
Amstel Funding Corp.
4.40%, 05/08/06	3,562,993	3,533,381
CC USA Inc.
4.23%, 04/21/06	2,137,796	2,124,985

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
Edison Asset Securitization LLC
4.37%, 05/08/06	$3,562,993	$3,533,582
Galaxy Funding Inc.
4.23%, 04/18/06	2,045,158	2,033,623
Grampian Funding LLC
4.41%, 05/15/06	3,562,993	3,530,258
Nordea North America Inc.
4.16%, 04/04/06	7,482,284	7,452,887
Sigma Finance Inc.
4.16%, 04/06/06	4,275,591	4,257,805

		26,466,521
MEDIUM-TERM NOTES[6] – 0.19%
Dorada Finance Inc.
3.93%, 07/07/06	2,209,055	2,208,978
K2 USA LLC
3.94%, 07/07/06	4,275,591	4,275,516
Marshall & Ilsley Bank
5.18%, 12/15/06	7,125,985	7,145,402
Toronto-Dominion Bank
3.81%, 06/20/06	8,907,481	8,907,746
US Bank N.A.
2.85%, 11/15/06	1,425,197	1,406,587

		23,944,229
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[5,7]	14,485,808	14,485,808

		14,485,808
REPURCHASE AGREEMENTS[6] – 1.50%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $10,690,350 (collateralized by non-U.S. Government debt securities, value $11,777,093, 0.00% to 9.40%, 11/15/15 to 6/12/47).[8]	$10,688,978	10,688,978

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $35,634,448 (collateralized by U.S. Government obligations, value $36,414,252, 3.69% to 10.00%, 5/1/09 to 1/1/36).	$35,629,925	$35,629,925
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $17,817,244 (collateralized by non-U.S. Government debt securities, value $18,735,737, 1.01%, 9/19/35). [8]	17,814,963	17,814,963
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $35,634,438 (collateralized by U.S. Government obligations, value $36,400,860, 4.50% to 7.50%, 9/1/09 to 11/1/35).	35,629,925	35,629,925
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $35,634,587 (collateralized by non-U.S. Government debt securities, value $37,471,473, 0.00% to 10.00%, 8/15/07 to 2/1/16).[8]	35,629,925	35,629,925
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $8,552,258 (collateralized by U.S. Government obligations, value $8,736,386, 3.99% to 5.51%, 7/1/32 to 2/1/36).	8,551,182	8,551,182

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $7,126,907 (collateralized by non-U.S. Government debt securities, value $7,351,804, 0.00% to 7.88%, 5/15/08 to 1/15/16).[8]	$7,125,985	$7,125,985
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $35,634,488 (collateralized by non-U.S. Government debt securities, value $37,414,435, 0.00% to 7.16%, 3/1/06 to 3/25/35).[8]	35,629,925	35,629,925

		186,700,808
TIME DEPOSITS[6] – 0.42%
KBC Bank
4.57%, 03/01/06	14,251,970	14,251,970
Societe Generale
4.57%, 03/01/06	24,940,948	24,940,948
US Bank N.A.
4.45%, 03/01/06	12,822,996	12,822,996

		52,015,914
VARIABLE & FLOATING RATE NOTES[6] – 3.72%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[4]	20,024,018	20,027,200
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	16,746,065	16,745,965
American Express Centurion Bank
4.57%, 06/29/06	2,850,394	2,850,394
American Express Credit Corp.
4.67%, 02/05/07	2,137,796	2,139,508
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[4]	23,159,452	23,165,437
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[4]	4,631,890	4,631,890
Bank of Ireland
4.54%, 03/20/07[4]	7,125,985	7,125,985
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[4]	9,192,521	9,192,337
BMW US Capital LLC
4.54%, 02/15/07[4]	7,125,985	7,125,985
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[4]	19,168,900	19,168,642
Commodore CDO Ltd.
4.56%, 12/12/06[4]	1,781,496	1,781,496
DEPFA Bank PLC
4.50%, 12/15/06	7,125,985	7,125,985
Dorada Finance Inc.
4.52%, 06/26/06[4]	1,781,496	1,781,439
Eli Lilly Services Inc.
4.54%, 09/01/06[4]	7,125,985	7,125,985
Fifth Third Bancorp.
4.55%, 01/23/07[4]	14,251,970	14,251,970
Five Finance Inc.
4.54%, 06/26/06[4]	1,425,197	1,425,151
General Electric Capital Corp.
4.67%, 03/09/07	3,206,693	3,209,107
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	1,781,496	1,781,496
Hartford Life Global Funding Trusts
4.56%, 02/15/07	7,125,985	7,125,985
HBOS Treasury Services PLC
4.57%, 01/24/07[4]	7,125,985	7,125,985
Holmes Financing PLC
4.54%, 12/15/06[4]	19,596,459	19,596,459
HSBC Bank USA N.A.
4.70%, 05/04/06	2,494,095	2,494,451
K2 USA LLC
4.53%, 06/02/06[4]	6,413,387	6,413,223
Leafs LLC
4.57%, 01/22/07 - 02/20/07[4]	7,466,037	7,466,038

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

Security	Principal	Value
Links Finance LLC
4.56%, 03/15/06[4]	$5,700,788	$5,700,816
Marshall & Ilsley Bank
4.55%, 02/15/07	3,919,292	3,919,292
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[4]	21,306,695	21,315,465
Mound Financing PLC
4.53%, 11/08/06[4]	14,251,970	14,251,970
Natexis Banques Populaires
4.55%, 03/15/07[4]	5,344,489	5,344,489
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[4]	19,240,160	19,240,825
Nordea Bank AB
4.55%, 02/09/07[4]	12,470,474	12,470,474
Northern Rock PLC
4.61%, 02/02/07[4]	8,551,182	8,551,450
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[4]	19,382,679	19,382,682
Pfizer Investment Capital PLC
4.53%, 02/15/07[4]	17,814,963	17,814,963
Principal Life Income Funding Trusts
4.70%, 05/10/06	5,344,489	5,344,525
Sedna Finance Inc.
4.54%, 09/20/06[4]	2,137,796	2,137,796
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[4]	7,909,843	7,909,698
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[4]	7,125,985	7,125,985
Societe Generale
4.54%, 03/02/07[4]	4,988,190	4,988,190
Strips III LLC
4.62%, 07/24/06[4,9]	1,838,475	1,838,475
SunTrust Bank
4.62%, 04/28/06	10,688,978	10,688,978
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[4]	15,890,947	15,890,183
Toyota Motor Credit Corp.
4.57%, 04/10/06	3,206,693	3,206,688
UniCredito Italiano SpA
4.43%, 06/14/06	9,263,781	9,262,836
Union Hamilton Special Funding LLC
4.52%, 03/28/06[4]	7,125,985	7,125,985
US Bank N.A.
4.54%, 09/29/06	3,206,693	3,206,205
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	10,688,978	10,688,978
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[4]	13,599,927	13,599,927
Wells Fargo & Co.
4.56%, 03/15/07[4]	3,562,993	3,563,263
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[4]	3,562,993	3,562,807
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[4]	7,482,284	7,482,294
Winston Funding Ltd.
4.68%, 04/23/06[4]	5,087,953	5,087,953
World Savings Bank
4.52%, 03/09/06	10,688,978	10,688,965

		462,270,270

TOTAL SHORT-TERM INVESTMENTS (Cost: $775,147,331)		775,147,331

TOTAL INVESTMENTS IN SECURITIES – 105.99% (Cost: $10,155,285,785)		13,158,901,046
Other Assets, Less Liabilities – (5.99)%		(743,184,198)

NET ASSETS – 100.00%		$12,415,716,848

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2006

[4]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[9]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI HONGKONG INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.88%
AIRLINES – 1.12%
Cathay Pacific Airways Ltd.	4,812,000	$8,962,049

		8,962,049
APPAREL – 0.93%
Yue Yuen Industrial Holdings Ltd.	2,406,000	7,458,037

		7,458,037
BANKS – 13.51%
Bank of East Asia Ltd.	6,416,100	22,038,507
BOC Hong Kong Holdings Ltd.	16,842,000	33,972,057
Hang Seng Bank Ltd.	3,448,600	46,181,944
Wing Hang Bank Ltd.	802,000	6,186,605

		108,379,113
CHEMICALS – 0.95%
Kingboard Chemical Holdings Co. Ltd.	2,406,000	7,597,585

		7,597,585
DISTRIBUTION & WHOLESALE – 6.26%
Esprit Holdings Ltd.	4,411,000	33,912,620
Li & Fung Ltd.	8,020,000	16,280,538

		50,193,158
DIVERSIFIED FINANCIAL SERVICES – 3.08%
Hong Kong Exchanges & Clearing Ltd.	4,812,000	24,715,408

		24,715,408
ELECTRIC – 9.62%
CLP Holdings Ltd.	8,292,700	47,509,620
Hongkong Electric Holdings Ltd.	6,416,000	29,646,085

		77,155,705
ELECTRICAL COMPONENTS& EQUIPMENT – 0.83%
Johnson Electric Holdings Ltd.	6,817,000	6,677,605

		6,677,605
ENGINEERING & CONSTRUCTION – 2.87%
Cheung Kong Infrastructure Holdings Ltd.	1,604,000	5,054,720
New World Development Co. Ltd.	11,228,800	17,946,050

		23,000,770
GAS – 5.04%
Hong Kong & China Gas Co. Ltd.	16,842,663	40,377,325

		40,377,325
HAND & MACHINE TOOLS – 1.04%
Techtronic Industries Co. Ltd.	4,812,000	8,341,838

		8,341,838
HOLDING COMPANIES - DIVERSIFIED – 18.99%
Hutchison Whampoa Ltd.	9,624,800	91,798,857
Swire Pacific Ltd. Class A	4,133,500	39,663,998
Wharf Holdings Ltd. (The)	5,614,000	20,839,089

		152,301,944
LODGING – 0.96%
Shangri-La Asia Ltd.	4,812,000	7,721,627

		7,721,627
MEDIA – 1.27%
SCMP Group Ltd.	3,208,000	1,188,738
Television Broadcasts Ltd.	1,604,000	9,024,070

		10,212,808
REAL ESTATE – 24.15%
Cheung Kong Holdings Ltd.	6,506,000	68,677,076
Hang Lung Properties Ltd.	8,822,000	15,918,749
Henderson Land Development Co. Ltd.	3,208,000	17,179,844
Hopewell Holdings Ltd.	2,866,000	8,034,323
Hysan Development Co. Ltd.	3,208,000	7,856,006
Kerry Properties Ltd.	2,406,000	7,752,637
Sino Land Co. Ltd.	6,416,000	9,633,944
Sun Hung Kai Properties Ltd.	5,614,000	58,609,939

		193,662,518
REITS – 2.63%
Link REIT (The)[1]	9,624,000	21,087,174

		21,087,174
RETAIL – 0.43%
Giordano International Ltd.	6,416,000	3,411,160

		3,411,160
SEMICONDUCTORS – 1.03%
ASM Pacific Technology Ltd.	802,000	4,481,024
Solomon Systech International Ltd.	8,020,000	3,772,950

		8,253,974
TELECOMMUNICATIONS – 2.78%
Hutchinson Telecommunications International Ltd.[1]	6,416,000	9,882,028
PCCW Ltd.	16,060,576	11,074,618
SmarTone Telecommunications Holdings Ltd.	1,205,000	1,366,733

		22,323,379

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2006

Security	Shares	Value
TEXTILES – 0.31%
Texwinca Holdings Ltd.	3,208,000	$2,522,191

		2,522,191
TRANSPORTATION – 2.08%
MTR Corp. Ltd.	6,015,083	13,683,594
Orient Overseas International Ltd.	802,200	2,957,076

		16,640,670

TOTAL COMMON STOCKS (Cost: $ 682,065,993)		800,996,038
SHORT-TERM INVESTMENTS – 0.09%
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[2,3]	696,030	696,030

		696,030

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 696,030)		696,030

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $ 682,762,023)		801,692,068
Other Assets, Less Liabilities – 0.03%		225,268

NET ASSETS – 100.00%		$801,917,336

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.88%
AGRICULTURE – 10.04%
British American Tobacco (Malaysia) Bhd	1,005,200	$11,567,241
Golden Hope Plantations Bhd	3,302,800	3,787,329
Highlands & Lowlands Bhd	1,148,800	1,304,963
IOI Corp. Bhd	4,882,400	18,136,506
Kuala Lumpur Kepong Bhd	1,938,600	4,853,023

		39,649,062
AIRLINES – 1.02%
AirAsia Bhd[1]	5,385,000	2,478,695
Malaysian Airline System Bhd	1,938,600	1,565,491

		4,044,186
AUTO MANUFACTURERS – 1.63%
DRB-Hicom Bhd	3,015,600	1,120,196
Oriental Holdings Bhd	1,220,600	1,353,667
Proton Holdings Bhd	1,938,600	2,896,159
Tan Chong Motor Holdings Bhd	2,584,800	1,050,619

		6,420,641
AUTO PARTS & EQUIPMENT – 0.88%
UMW Holdings Bhd	1,795,000	3,478,870

		3,478,870
BANKS – 23.87%
AMMB Holdings Bhd	9,908,400	7,094,575
Bumiputra-Commerce Holdings Bhd	16,381,032	25,574,693
Hong Leong Bank Bhd	3,661,800	5,026,966
Malayan Banking Bhd	13,067,600	39,044,511
Public Bank Bhd	7,898,000	14,244,038
RHB Capital Bhd	4,954,200	3,280,574

		94,265,357
BEVERAGES – 0.38%
Guinness Anchor Bhd	1,005,200	1,501,712

		1,501,712
BUILDING MATERIALS – 2.14%
Lafarge Malayan Cement Bhd	8,831,400	1,771,034
OYL Industries Bhd	5,385,030	6,146,037
WTK Holdings Bhd	502,600	533,040

		8,450,111
CHEMICALS – 0.49%
Malaysian Oxygen Bhd	574,400	1,932,705

		1,932,705
COMMERCIAL SERVICES – 1.77%
PLUS Expressways Bhd	9,693,000	6,992,528

		6,992,528
DIVERSIFIED FINANCIAL SERVICES – 1.61%
Bursa Malaysia Bhd	2,369,400	2,895,579
Hong Leong Credit Bhd	1,579,600	1,777,316
OSK Holdings Bhd	2,297,633	816,386
TA Enterprise Bhd	5,241,400	888,851

		6,378,132
ELECTRIC – 7.21%
Malakoff Bhd	4,164,400	9,864,528
Tenaga Nasional Bhd	7,808,250	18,601,080

		28,465,608
ELECTRONICS – 0.16%
Hong Leong Industries Bhd	718,000	614,600

		614,600
ENGINEERING & CONSTRUCTION – 5.54%
Gamuda Bhd	4,379,800	4,173,484
IJM Corp. Bhd	2,584,800	3,186,645
Malaysia Airports Holdings Bhd	2,154,000	1,188,614
Malaysian Resources Corp. Bhd[1]	4,451,600	683,018
MMC Corp. Bhd	2,297,600	1,348,255
Road Builder (Malaysia) Holdings Bhd	2,943,800	1,513,502
Transmile Group Bhd	933,400	3,140,646
YTL Corp. Bhd	4,738,888	6,633,168

		21,867,332
ENTERTAINMENT – 7.37%
Berjaya Sports Toto Bhd	5,241,400	6,433,589
Magnum Corp. Bhd	6,605,600	3,325,026
Resorts World Bhd	3,805,400	13,316,339
Tanjong PLC	1,579,600	6,037,771

		29,112,725
ENVIRONMENTAL CONTROL – 0.19%
Puncak Niaga Holding Bhd	1,077,000	762,452

		762,452

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2006

Security	Shares	Value
FOOD – 2.00%
Nestle (Malaysia) Bhd	574,400	$3,834,487
PPB Group Bhd	3,661,866	4,061,074

		7,895,561
GAS – 1.89%
Petronas Gas Bhd	3,087,400	7,479,569

		7,479,569
HOLDING COMPANIES—DIVERSIFIED – 4.48%
Mulpha International Bhd[1]	5,959,400	1,130,922
Multi-Purpose Holdings Bhd[1]	4,523,400	974,083
Sime Darby Bhd	9,334,000	15,577,604

		17,682,609
INSURANCE – 0.56%
Kurnia Asia Bhd	4,595,200	1,546,164
MAA Holdings Bhd	789,800	676,060

		2,222,224
LODGING – 4.91%
Genting Bhd	3,015,600	19,400,495

		19,400,495
MEDIA – 2.57%
Astro All Asia Networks PLC	3,733,600	4,763,732
Media Prima Bhd[1]	3,518,200	1,837,230
New Straits Times Press Bhd	933,400	567,829
Star Publications (Malaysia) Bhd	1,507,800	2,983,131

		10,151,922
METAL FABRICATE & HARDWARE – 0.05%
KrisAssets Holdings Bhd[1,2]	282,362	195,837

		195,837
OIL & GAS – 1.33%
Petronas Dagangan Bhd	1,938,600	2,202,124
Shell Refining Co.	1,148,800	3,061,405

		5,263,529
OIL & GAS SERVICES – 0.35%
Scomi Group Bhd	4,236,200	1,391,161

		1,391,161
REAL ESTATE – 2.42%
Bandar Raya Developments Bhd	1,651,400	444,522
IGB Corp. Bhd	5,744,000	1,762,627
IOI Properties Bhd	646,250	1,443,842
KLCC Property Holdings Bhd	3,590,000	2,096,985
MK Land Holdings Bhd	2,800,200	478,635
SP Setia Bhd	3,661,800	3,331,597

		9,558,208
RETAIL – 0.12%
Edaran Otomobil Nasional Bhd	574,400	463,849
		463,849
SEMICONDUCTORS – 0.67%
Malaysian Pacific Industries Bhd	646,200	1,739,435
Unisem (Malaysia) Bhd	1,938,600	918,422

		2,657,857
TELECOMMUNICATIONS – 8.46%
Maxis Communications Bhd	6,749,200	15,805,664
Telekom Malaysia Bhd	6,605,600	17,603,079

		33,408,743
TRANSPORTATION – 5.77%
Malaysia International Shipping Corp. Bhd	7,251,800	18,934,713
Malaysian Bulk Carriers Bhd	1,866,800	1,145,708
POS Malaysia & Services Holdings Bhd	2,369,400	2,716,997

		22,797,418

TOTAL COMMON STOCKS (Cost: $308,621,908)		394,505,003
SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[3,4]	222,045	222,045

		222,045

TOTAL SHORT-TERM INVESTMENTS (Cost: $222,045)		222,045

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $308,843,953)		394,727,048
Other Assets, Less Liabilities – 0.06%		235,879

NET ASSETS – 100.00%		$394,962,927

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2006

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.86%
BEVERAGES – 8.61%
Coca-Cola Femsa SA de CV ADR	147,600	$4,513,608
Fomento Economico Mexicano SA de CV Class UBD	2,841,300	24,550,101
Grupo Modelo SA de CV Series C	3,345,600	11,518,848

		40,582,557
BUILDING MATERIALS – 15.41%
Cemex SA de CV Series CPO	11,709,600	72,660,548

		72,660,548
DIVERSIFIED FINANCIAL SERVICES – 3.86%
Grupo Financiero Banorte SA de CV Series O1	7,441,500	18,221,410

		18,221,410
ENGINEERING & CONSTRUCTION – 1.64%
Carso Infraestructura y Construccion SA2	3,185,700	2,738,271
Grupo Aeroportuario del Sureste SA de CV ADR	147,600	4,980,024

		7,718,295
FOOD – 1.72%
Grupo Bimbo SA Series A1	2,287,800	8,117,474

		8,117,474
FOREST PRODUCTS & PAPER – 2.19%
Kimberly-Clark de Mexico SA de CV Class A	3,013,500	10,317,808

		10,317,808
HOLDING COMPANIES - DIVERSIFIED – 4.69%
Alfa SA de CV Class A	1,414,500	7,546,561
Grupo Carso SA de CV Series A1	5,744,100	14,542,929

		22,089,490
HOME BUILDERS – 3.48%
Corporacion GEO SA de CV Series B2	2,361,600	9,287,032
Urbi Desarrollos Urbanos SA de CV2	934,800	7,135,939

		16,422,971
HOUSEWARES – 0.33%
Vitro SA de CV Series A1	1,414,569	1,577,011

		1,577,011

Security	Shares or Principal	Value
MEDIA – 5.68%
Grupo Televisa SA Series CPO	5,658,000	$22,536,897
TV Azteca SA de CV Series CPO[1]	6,678,900	4,233,801

		26,770,698
MINING – 3.17%
Grupo Mexico SA de CV Series B	4,747,800	12,183,914
Industrias Penoles SA de CV Series CP	430,500	2,748,315

		14,932,229
REAL ESTATE – 1.76%
Consorcio Ara SA de CV	1,943,400	8,300,229

		8,300,229
RETAIL – 7.45%
Controladora Comercial Mexicana SA de CV	2,681,400	4,860,846
Grupo Sanborns SA Series B1[1,2]	1,236,193	2,683,021
Organizacion Soriana SA de CV Series B2	1,114,626	4,932,129
Wal-Mart de Mexico SA de CV Series V1	7,908,900	22,670,423

		35,146,419
TELECOMMUNICATIONS – 39.87%
America Movil SA de CV Series L	66,862,800	116,222,537
America Telecom SA de CV Series A1[1,2]	3,148,800	18,331,710
Carso Global Telecom SA de CV Class A1[1,2]	4,458,873	10,662,295
Telefonos de Mexico SA de CV Series L1	38,019,300	42,785,094

		188,001,636

TOTAL COMMON STOCKS (Cost: $386,304,062)		470,858,775
SHORT-TERM INVESTMENTS – 6.72%
CERTIFICATES OF DEPOSIT[3] – 0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$146,682	146,682
Wells Fargo Bank N.A.
4.78%, 12/05/06	234,689	234,689

		381,371

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
COMMERCIAL PAPER[3] – 0.23%
Amstel Funding Corp.
4.40%, 05/08/06	$146,681	$145,462
CC USA Inc.
4.23%, 04/21/06	88,008	87,481
Edison Asset Securitization LLC
4.37%, 05/08/06	146,681	145,470
Galaxy Funding Inc.
4.23%, 04/18/06	84,195	83,720
Grampian Funding LLC
4.41%, 05/15/06	146,681	145,333
Nordea North America Inc.
4.16%, 04/04/06	308,030	306,820
Sigma Finance Inc.
4.16%, 04/06/06	176,017	175,285

		1,089,571
MEDIUM-TERM NOTES[3] – 0.21%
Dorada Finance Inc.
3.93%, 07/07/06	90,942	90,939
K2 USA LLC
3.94%, 07/07/06	176,017	176,014
Marshall & Ilsley Bank
5.18%, 12/15/06	293,361	294,161
Toronto-Dominion Bank
3.81%, 06/20/06	366,702	366,713
US Bank N.A.
2.85%, 11/15/06	58,672	57,906

		985,733
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	367,620	367,620

		367,620
REPURCHASE AGREEMENTS[3] – 1.63%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $440,098 (collateralized by non-U.S. Government debt securities, value $484,838, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$440,042	440,042

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $1,466,993 (collateralized by U.S. Government obligations, value $1,499,096, 3.69% to 10.00%, 5/1/09 to 1/1/36).	$1,466,807	$1,466,807
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $733,498 (collateralized by non-U.S. Government debt securities, value $771,310, 1.01%, 9/19/35). [6]	733,404	733,404
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $1,466,993 (collateralized by U.S. Government obligations, value $1,498,545, 4.50% to 7.50%, 9/1/09 to 11/1/35).	1,466,807	1,466,807
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $1,466,999 (collateralized by non-U.S. Government debt securities, value $1,542,620, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	1,466,807	1,466,807
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $352,078 (collateralized by U.S. Government obligations, value $359,658, 3.99% to 5.51%, 7/1/32 to 2/1/36).	352,034	352,034
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $293,399 (collateralized by non-U.S. Government debt securities, value $302,658, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	293,361	293,361

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $ 1,466,995 (collateralized by non-U.S. Government debt securities, value $1,540,272, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	$1,466,807	$1,466,807

		7,686,069
TIME DEPOSITS[3] – 0.45%
KBC Bank
4.57%, 03/01/06	586,723	586,723
Societe Generale
4.57%, 03/01/06	1,026,765	1,026,765
US Bank N.A.
4.45%, 03/01/06	527,895	527,895

		2,141,383
VARIABLE & FLOATING RATE NOTES[3] – 4.04%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	824,346	824,477
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	689,399	689,395
American Express Centurion Bank
4.57%, 06/29/06	117,345	117,345
American Express Credit Corp.
4.67%, 02/05/07	88,008	88,079
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	953,425	953,672
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/077	190,685	190,685
Bank of Ireland
4.54%, 03/20/07[7]	293,361	293,361
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	378,436	378,429
BMW US Capital LLC
4.54%, 02/15/07[7]	293,361	293,361
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	789,142	789,131
Commodore CDO Ltd.
4.56%, 12/12/06[7]	73,340	73,340
DEPFA Bank PLC
4.50%, 12/15/06	293,361	293,361
Dorada Finance Inc.
4.52%, 06/26/06[7]	73,340	73,338
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	293,361	293,361
Fifth Third Bancorp.
4.55%, 01/23/07[7]	586,723	586,723
Five Finance Inc.
4.54%, 06/26/06[7]	58,672	58,670
General Electric Capital Corp.
4.67%, 03/09/07	132,013	132,112
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	73,340	73,340
Hartford Life Global Funding Trusts
4.56%, 02/15/07	293,361	293,361
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	293,361	293,361
Holmes Financing PLC
4.54%, 12/15/06[7]	806,744	806,744
HSBC Bank USA N.A.
4.70%, 05/04/06	102,677	102,691
K2 USA LLC
4.53%, 06/02/06[7]	264,025	264,019
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	307,361	307,360
Links Finance LLC
4.56%, 03/15/06[7]	234,689	234,690
Marshall & Ilsley Bank
4.55%, 02/15/07	161,349	161,349
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	877,151	877,512
Mound Financing PLC
4.53%, 11/08/06[7]	586,723	586,723

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2006

Security	Principal	Value
Natexis Banques Populaires
4.55%, 03/15/07[7]	$220,021	$220,021
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	792,076	792,103
Nordea Bank AB
4.55%, 02/09/07[7]	513,383	513,383
Northern Rock PLC
4.61%, 02/02/07[7]	352,034	352,045
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	797,943	797,943
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	733,404	733,404
Principal Life Income Funding Trusts
4.70%, 05/10/06	220,021	220,023
Sedna Finance Inc.
4.54%, 09/20/06[7]	88,008	88,008
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	325,631	325,625
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	293,361	293,361
Societe Generale
4.54%, 03/02/07[7]	205,353	205,353
Strips III LLC
4.62%, 07/24/06[7,8]	75,686	75,686
SunTrust Bank
4.62%, 04/28/06	440,042	440,042
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	654,196	654,165
Toyota Motor Credit Corp.
4.57%, 04/10/06	132,013	132,012
UniCredito Italiano SpA
4.43%, 06/14/06	381,370	381,331
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	293,361	293,361
US Bank N.A.
4.54%, 09/29/06	132,013	131,993
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	440,042	440,042
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	559,880	559,879
Wells Fargo & Co.
4.56%, 03/15/07[7]	146,681	146,692
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	146,681	146,673
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	308,030	308,031
Winston Funding Ltd.
4.68%, 04/23/06[7]	209,460	209,460
World Savings Bank
4.52%, 03/09/06	440,042	440,042

		19,030,668

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,682,415)		31,682,415

TOTAL INVESTMENTS IN SECURITIES – 106.58% (Cost: $417,986,477)		502,541,190
Other Assets, Less Liabilities – (6.58)%		(31,025,132)

NET ASSETS – 100.00%		$471,516,058

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.36%
AUSTRALIA – 65.73%
Alinta Ltd.	525,186	$4,338,295
Alumina Ltd.	2,624,856	13,532,128
Amcor Ltd.	1,823,115	10,075,999
AMP Ltd.	4,061,868	25,949,284
Ansell Ltd.	325,780	2,662,062
APN News & Media Ltd.	719,938	2,540,328
Aristocrat Leisure Ltd.[1]	671,787	6,013,396
Australia & New Zealand Banking Group Ltd.	3,968,251	75,817,808
Australian Gas Light Co. Ltd.	981,636	13,964,339
Australian Stock Exchange Ltd.	211,578	5,101,761
AXA Asia Pacific Holdings Ltd.	1,912,615	8,311,598
Babcock & Brown Ltd.	323,990	4,170,915
BHP Billiton Ltd.	7,811,202	140,711,871
Billabong International Ltd.	287,653	3,316,361
BlueScope Steel Ltd.	825,418	4,046,868
Boral Ltd.	1,297,929	8,475,024
Brambles Industries Ltd.[1]	2,121,866	15,841,093
Caltex Australia Ltd.	295,708	3,778,267
Centro Properties Group	1,709,271	8,634,177
Challenger Financial Services Group Ltd.	921,134	2,661,789
Coca-Cola Amatil Ltd.	1,154,192	6,044,610
Cochlear Ltd.	115,097	4,189,490
Coles Myer Ltd.	2,603,913	18,994,991
Commonwealth Bank of Australia	2,780,049	92,622,399
Commonwealth Property Office Fund	3,973,621	3,984,936
Computershare Ltd.	869,224	4,371,410
CSL Ltd.	401,139	15,703,868
CSR Ltd.	2,043,464	5,798,711
DB RREEF Trust	5,754,850	6,027,736
DCA Group Ltd.[1]	910,752	2,374,698
Downer EDI Ltd.	610,390	3,559,411
Foster’s Group Ltd.	4,348,805	17,573,973
Futuris Corp. Ltd.	1,263,024	2,214,240
Gandel Retail Trust	3,296,643	4,775,377
GPT Group	3,987,583	12,293,031
Harvey Norman Holdings Ltd.	901,623	2,344,197
Iluka Resources Ltd.	513,372	2,722,899
ING Industrial Fund	1,869,476	3,180,215
Insurance Australia Group Ltd.	3,543,126	14,186,540
Investa Property Group	3,671,469	5,481,975
James Hardie Industries NV	1,018,331	6,717,429
John Fairfax Holdings Ltd.	2,124,551	6,265,544
Leighton Holdings Ltd.	286,937	3,883,614
Lend Lease Corp. Ltd.	789,927	7,822,008
Lion Nathan Ltd.	668,028	3,969,957
Macquarie Airports	1,381,164	3,313,972
Macquarie Bank Ltd.	499,231	23,819,936
Macquarie Communications Infrastructure Group	708,874	2,985,749
Macquarie Goodman Group	2,560,058	9,603,782
Macquarie Infrastructure Group	5,180,081	13,468,081
Macquarie Office Trust	2,400,032	2,415,780
Mayne Pharma Ltd.[2]	1,442,112	2,967,426
Mirvac Group	1,995,313	6,240,139
Multiplex Group	1,506,106	3,535,442
National Australia Bank Ltd.	3,407,802	92,854,896
Newcrest Mining Ltd.	718,685	11,318,153
OneSteel Ltd.	1,313,681	3,766,850
Orica Ltd.	684,459	11,689,274
Origin Energy Ltd.	1,784,272	9,145,581
Pacific Brands Ltd.	1,274,480	2,149,117
PaperlinX Ltd.	1,056,458	2,668,285
Patrick Corp. Ltd.	1,457,776	7,417,926
Perpetual Ltd.	86,994	4,394,398
Publishing & Broadcasting Ltd.	299,467	3,790,703
Qantas Airways Ltd.	1,917,985	5,841,578
QBE Insurance Group Ltd.	1,674,724	25,752,223
Rinker Group Ltd.	2,026,459	26,930,802
Rio Tinto Ltd.	623,994	33,003,617
Santos Ltd.	1,305,268	10,976,079
SFE Corp. Ltd.	288,906	2,744,911
Sonic Healthcare Ltd.	554,005	6,391,257
Stockland Trust Group	2,907,318	14,534,789
Suncorp-Metway Ltd.	1,189,813	18,083,624
Symbion Health Ltd.	1,375,257	3,422,392
TABCORP Holdings Ltd.	1,184,801	13,369,166
Telstra Corp. Ltd.	4,360,619	12,471,250
Toll Holdings Ltd.	547,919	4,754,013

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
Transurban Group	1,756,885	$9,318,428
UNiTAB Ltd.	254,717	2,605,512
Wesfarmers Ltd.	830,202	22,571,789
Westfield Group	3,214,303	42,501,861
Westpac Banking Corp. Ltd.	3,966,640	69,569,663
Woodside Petroleum Ltd.	1,011,529	30,424,766
Woolworths Ltd.	2,506,358	34,258,004

		1,224,117,836
HONG KONG – 20.86%
ASM Pacific Technology Ltd.	447,500	2,500,322
Bank of East Asia Ltd.	3,186,200	10,944,202
BOC Hong Kong Holdings Ltd.	8,144,500	16,428,299
Cathay Pacific Airways Ltd.	2,506,000	4,667,268
Cheung Kong Holdings Ltd.	3,222,000	34,011,303
Cheung Kong Infrastructure Holdings Ltd.[1]	895,000	2,820,433
CLP Holdings Ltd.	3,938,000	22,561,154
Esprit Holdings Ltd.	2,148,000	16,514,239
Giordano International Ltd.	3,580,000	1,903,359
Hang Lung Properties Ltd.	4,117,736	7,430,198
Hang Seng Bank Ltd.	1,682,600	22,532,546
Henderson Land Development Co. Ltd.	1,611,000	8,627,409
Hong Kong & China Gas Co. Ltd.	7,876,836	18,883,330
Hong Kong Exchanges & Clearing Ltd.	2,148,000	11,032,564
Hongkong Electric Holdings Ltd.	3,043,000	14,060,636
Hopewell Holdings Ltd.	1,432,000	4,014,358
Hutchinson Telecommunications International Ltd.[2]	3,043,000	4,686,879
Hutchison Whampoa Ltd.	4,654,000	44,388,650
Hysan Development Co. Ltd.	1,432,000	3,506,796
Johnson Electric Holdings Ltd.	2,506,000	2,454,757
Kerry Properties Ltd.[1]	1,074,000	3,460,654
Kingboard Chemical Holdings Co. Ltd.	1,163,500	3,674,061
Li & Fung Ltd.	3,938,000	7,994,110
Link REIT (The)[2]	4,654,000	10,197,393
MTR Corp. Ltd.	2,864,000	6,515,257
New World Development Co. Ltd.	5,012,941	8,011,763
Noble Group Ltd.	2,148,000	1,616,482
Orient Overseas International Ltd.	537,000	1,979,494
PCCW Ltd.	8,413,845	5,801,792
SCMP Group Ltd.	2,148,000	795,950
Shangri-La Asia Ltd.	2,506,000	4,021,280
Sino Land Co. Ltd.[1]	3,222,000	4,837,994
SmarTone Telecommunications Holdings Ltd.	716,000	812,100
Solomon Systech International Ltd.	5,012,000	2,357,859
Sun Hung Kai Properties Ltd.	2,864,000	29,900,047
Swire Pacific Ltd. Class A	2,058,500	19,752,834
Techtronic Industries Co. Ltd.	984,000	1,705,812
Television Broadcasts Ltd.	716,000	4,028,201
Texwinca Holdings Ltd.	1,432,000	1,125,866
Wharf Holdings Ltd. (The)	2,685,000	9,966,683
Wing Hang Bank Ltd.	358,000	2,761,602
Yue Yuen Industrial Holdings Ltd.	1,074,000	3,329,149

		388,615,085
NEW ZEALAND – 2.14%
Auckland International Airport Ltd.	2,329,864	2,884,232
Contact Energy Ltd.	604,662	2,878,058
Fisher & Paykel Appliances Holdings Ltd.	483,121	1,253,718
Fisher & Paykel Healthcare Corp. Ltd.	1,024,059	2,562,564
Fletcher Building Ltd.	1,015,825	5,299,112
Kiwi Income Property Trust	1,564,160	1,315,052
Sky City Entertainment Group Ltd.	926,146	3,065,543
Sky Network Television Ltd. New[2]	424,236	1,774,935
Telecom Corp. of New Zealand Ltd.	4,296,000	15,044,506
Tower Ltd.[2]	702,396	995,070
Vector Ltd.[2]	549,943	939,281
Warehouse Group Ltd. (The)	360,685	916,890
Waste Management NZ Ltd.	232,879	994,370

		39,923,331
SINGAPORE – 10.63%
Allgreen Properties Ltd.	1,074,000	907,615
Ascendas Real Estate Investment Trust	1,969,000	2,623,471
Capitaland Ltd.	2,327,000	6,028,684
CapitaMall Trust Management Ltd.	1,432,000	2,058,144
Chartered Semiconductor Manufacturing Ltd.[2]	2,148,000	1,788,730
City Developments Ltd.	1,074,000	6,293,681

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
ComfortDelGro Corp. Ltd.	3,938,000	$4,008,081
COSCO Corp. (Singapore) Ltd.	1,790,000	1,313,944
Creative Technology Ltd.	170,050	1,332,162
Datacraft Asia Ltd.[2]	537,000	622,920
DBS Group Holdings Ltd.	2,506,000	25,351,386
Fraser & Neave Ltd.	358,830	4,227,649
Haw Par Corp. Ltd.	358,397	1,260,132
Jardine Cycle & Carriage Ltd.	179,000	1,137,279
Keppel Corp. Ltd.	1,253,000	10,820,713
Keppel Land Ltd.	716,000	1,952,145
Neptune Orient Lines Ltd.	509,000	791,216
Olam International Ltd.	1,432,000	1,625,315
Oversea-Chinese Banking Corp.	5,562,600	23,332,622
Overseas Union Enterprise Ltd.	179,000	1,313,944
Parkway Holdings Ltd.	1,315,000	1,987,324
SembCorp Industries Ltd.	1,969,240	3,789,920
SembCorp Marine Ltd.	1,074,000	1,941,104
Singapore Airlines Ltd.	1,253,000	11,439,040
Singapore Exchange Ltd.	1,611,000	3,796,083
Singapore Land Ltd.	358,000	1,347,068
Singapore Petroleum Co. Ltd.	179,000	557,598
Singapore Post Ltd.	3,222,000	2,404,848
Singapore Press Holdings Ltd.	3,580,517	9,806,308
Singapore Technologies Engineering Ltd.	2,864,000	5,370,607
Singapore Telecommunications Ltd.	14,678,871	23,632,516
SMRT Corp. Ltd.	1,432,000	971,656
STATS ChipPAC Ltd.[2]	3,043,000	2,139,851
Suntec REIT	716,000	525,578
United Overseas Bank Ltd.	2,506,000	23,187,243
United Overseas Land Ltd.	1,146,000	1,887,438
Venture Corp. Ltd.	358,000	2,892,885
Want Want Holdings Ltd.	358,000	451,080
Wing Tai Holdings Ltd.	1,074,333	994,047

		197,912,027

TOTAL COMMON STOCKS (Cost: $1,432,759,855)		1,850,568,279

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.46%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$39,772	$39,772
Wells Fargo Bank N.A.
4.78%, 12/05/06	63,627	63,627

		103,399
COMMERCIAL PAPER[3] – 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	39,767	39,437
CC USA Inc.
4.23%, 04/21/06	23,860	23,717
Edison Asset Securitization LLC
4.37%, 05/08/06	39,767	39,439
Galaxy Funding Inc.
4.23%, 04/18/06	22,826	22,698
Grampian Funding LLC
4.41%, 05/15/06	39,767	39,402
Nordea North America Inc.
4.16%, 04/04/06	83,511	83,183
Sigma Finance Inc.
4.16%, 04/06/06	47,721	47,522

		295,398
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	24,656	24,655
K2 USA LLC
3.94%, 07/07/06	47,721	47,720
Marshall & Ilsley Bank
5.18%, 12/15/06	79,534	79,751
Toronto-Dominion Bank
3.81%, 06/20/06	99,418	99,421
US Bank N.A.
2.85%, 11/15/06	15,907	15,699

		267,246
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	18,881	18,881

		18,881

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3]– 0.11%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $119,316 (collateralized by non-U.S. Government debt securities, value $131,446, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$119,301	$119,301
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $397,721 (collateralized by U.S. Government obligations, value $ 406,425, 3.69% to 10.00%, 5/1/09 to 1/1/36).	397,671	397,671
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $198,861 (collateralized by non-U.S. Government debt securities, value $209,113, 1.01%, 9/19/35).[6]	198,836	198,836
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $397,721 (collateralized by U.S. Government obligations, value $ 406,276, 4.50% to 7.50%, 9/1/09 to 11/1/35).	397,671	397,671
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $397,723 (collateralized by non-U.S. Government debt securities, value $418,225, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	397,671	397,671
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $95,453 (collateralized by U.S. Government obligations, value $97,508, 3.99% to 5.51%, 7/1/32 to 2/1/36).	95,441	95,441
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $79,544 (collateralized by non-U.S. Government debt securities, value $82,055, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	79,534	79,534
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $ 397,722 (collateralized by non-U.S. Government debt securities, value $417,589, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	397,671	397,671

		2,083,796
TIME DEPOSITS[3] – 0.03%
KBC Bank
4.57%, 03/01/06	159,069	159,069
Societe Generale
4.57%, 03/01/06	278,370	278,370
US Bank N.A.
4.45%, 03/01/06	143,120	143,120

		580,559
VARIABLE & FLOATING RATE NOTES[3] – 0.28%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	223,491	223,527
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	186,906	186,905
American Express Centurion Bank
4.57%, 06/29/06	31,814	31,814
American Express Credit Corp.
4.67%, 02/05/07	23,860	23,879

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Principal	Value
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	$258,486	$258,553
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	51,697	51,697
Bank of Ireland
4.54%, 03/20/07[7]	79,534	79,534
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	102,599	102,598
BMW US Capital LLC
4.54%, 02/15/07[7]	79,534	79,534
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	213,947	213,945
Commodore CDO Ltd.
4.56%, 12/12/06[7]	19,884	19,884
DEPFA Bank PLC
4.50%, 12/15/06	79,534	79,534
Dorada Finance Inc.
4.52%, 06/26/06[7]	19,884	19,883
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	79,534	79,534
Fifth Third Bancorp.
4.55%, 01/23/07[7]	159,069	159,069
Five Finance Inc.
4.54%, 06/26/06[7]	15,907	15,906
General Electric Capital Corp.
4.67%, 03/09/07	35,790	35,817
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	19,884	19,884
Hartford Life Global Funding Trusts
4.56%, 02/15/07	79,534	79,534
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	79,534	79,534
Holmes Financing PLC
4.54%, 12/15/06[7]	218,719	218,719
HSBC Bank USA N.A.
4.70%, 05/04/06	27,837	27,841
K2 USA LLC
4.53%, 06/02/06[7]	71,581	71,579
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	83,330	83,329
Links Finance LLC
4.56%, 03/15/06[7]	63,627	63,628
Marshall & Ilsley Bank
4.55%, 02/15/07	43,744	43,744
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	237,808	237,905
Mound Financing PLC
4.53%, 11/08/06[7]	159,069	159,069
Natexis Banques Populaires
4.55%, 03/15/07[7]	59,651	59,651
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	214,743	214,750
Nordea Bank AB
4.55%, 02/09/07[7]	139,185	139,185
Northern Rock PLC
4.61%, 02/02/07[7]	95,441	95,444
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	216,333	216,333
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	198,836	198,836
Principal Life Income Funding Trusts
4.70%, 05/10/06	59,651	59,651
Sedna Finance Inc.
4.54%, 09/20/06[7]	23,860	23,860
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	88,283	88,281
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	79,534	79,534
Societe Generale
4.54%, 03/02/07[7]	55,674	55,674
Strips III LLC
4.62%, 07/24/06[7,8]	20,520	20,520
SunTrust Bank
4.62%, 04/28/06	119,301	119,301

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2006

Security	Principal	Value
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	$177,361	$177,353
Toyota Motor Credit Corp.
4.57%, 04/10/06	35,790	35,790
UniCredito Italiano SpA
4.43%, 06/14/06	103,395	103,384
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	79,534	79,534
US Bank N.A.
4.54%, 09/29/06	35,790	35,785
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	119,301	119,301
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	151,791	151,791
Wells Fargo & Co.
4.56%, 03/15/07[7]	39,767	39,770
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	39,767	39,765
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	83,511	83,511
Winston Funding Ltd.
4.68%, 04/23/06[7]	56,787	56,787
World Savings Bank
4.52%, 03/09/06	119,301	119,301

		5,159,471

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,508,750)		8,508,750

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $1,441,268,605)		1,859,077,029
Other Assets, Less Liabilities – 0.18%		3,331,107

NET ASSETS – 100.00%		$1,862,408,136

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%
AIRLINES – 4.92%
Singapore Airlines Ltd.	2,635,000	$24,055,763

		24,055,763
BANKS – 35.14%
DBS Group Holdings Ltd.	5,930,000	59,989,513
Oversea-Chinese Banking Corp.	13,133,000	55,087,068
United Overseas Bank Ltd.	6,143,000	56,839,281

		171,915,862
BEVERAGES – 2.75%
Fraser & Neave Ltd.	1,142,000	13,454,770

		13,454,770
COMPUTERS – 0.50%
Creative Technology Ltd.	314,050	2,460,251

		2,460,251
DISTRIBUTION & WHOLESALE – 0.74%
Jardine Cycle & Carriage Ltd.	571,000	3,627,857

		3,627,857
DIVERSIFIED FINANCIAL SERVICES – 1.93%
Singapore Exchange Ltd.	3,997,000	9,418,339

		9,418,339
ELECTRONICS – 1.89%
Venture Corp. Ltd.	1,142,000	9,228,140

		9,228,140
ENGINEERING & CONSTRUCTION – 4.42%
SembCorp Industries Ltd.	4,568,000	8,791,389
Singapore Technologies Engineering Ltd.	6,852,000	12,848,953

		21,640,342
FOOD – 1.38%
Olam International Ltd.	3,426,000	3,888,499
Want Want Holdings Ltd.	2,284,000	2,877,840

		6,766,339
HEALTH CARE – SERVICES – 0.88%
Parkway Holdings Ltd.	2,855,000	4,314,684

		4,314,684
HOLDING COMPANIES – DIVERSIFIED – 6.10%
Haw Par Corp. Ltd.	571,000	2,007,649
Keppel Corp. Ltd.	2,775,000	23,964,470
Noble Group Ltd.[1]	5,139,000	3,867,366

		29,839,485
LODGING – 0.86%
Overseas Union Enterprise Ltd.	571,000	4,191,407

		4,191,407
MEDIA – 4.68%
Singapore Press Holdings Ltd.	8,364,000	22,907,294

		22,907,294
OIL & GAS – 0.37%
Singapore Petroleum Co. Ltd.	571,000	1,778,707

		1,778,707
REAL ESTATE – 9.72%
Allgreen Properties Ltd.	2,284,000	1,930,161
Capitaland Ltd.	5,710,000	14,793,202
City Developments Ltd.	2,569,000	15,054,437
Keppel Land Ltd.	1,713,000	4,670,425
Singapore Land Ltd.	1,142,000	4,297,073
United Overseas Land Ltd.	2,855,000	4,702,125
Wing Tai Holdings Ltd.	2,284,000	2,113,315

		47,560,738
REAL ESTATE INVESTMENT TRUSTS – 3.43%
Ascendas Real Estate Investment Trust	5,139,000	6,847,139
CapitaMall Trust Management Ltd.	4,568,000	6,565,364
Suntec REIT	4,568,000	3,353,126

		16,765,629
SEMICONDUCTORS – 1.86%
Chartered Semiconductor Manufacturing Ltd.[1,2]	5,139,000	4,279,462
STATS ChipPAC Ltd.[2]	6,852,000	4,818,357

		9,097,819
SHIPBUILDING – 1.06%
SembCorp Marine Ltd.	2,855,000	5,160,010

		5,160,010
TELECOMMUNICATIONS – 11.92%
Datacraft Asia Ltd.[2]	1,142,000	1,324,720
Singapore Telecommunications Ltd.	35,402,650	56,997,142

		58,321,862

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
TRANSPORTATION – 5.30%
ComfortDelGro Corp. Ltd.	9,136,000	$9,298,584
COSCO Corp. (Singapore) Ltd.	3,997,000	2,933,985
Neptune Orient Lines Ltd.	2,855,000	4,437,961
SembCorp Logistics Ltd.	1,713,660	1,828,721
Singapore Post Ltd.	6,852,000	5,114,221
SMRT Corp. Ltd.	3,426,000	2,324,646

		25,938,118

TOTAL COMMON STOCKS (Cost: $396,979,530)		488,443,416
SHORT-TERM INVESTMENTS – 0.31%
CERTIFICATES OF DEPOSIT[3]– 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	6,139	6,139
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,822	9,822

		15,961
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	6,139	6,088
CC USA Inc.
4.23%, 04/21/06	3,683	3,661
Edison Asset Securitization LLC
4.37%, 05/08/06	6,139	6,088
Galaxy Funding Inc.
4.23%, 04/18/06	3,524	3,504
Grampian Funding LLC
4.41%, 05/15/06	6,139	6,082
Nordea North America Inc.
4.16%, 04/04/06	12,891	12,841
Sigma Finance Inc.
4.16%, 04/06/06	7,367	7,336

		45,600
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	3,806	3,806
K2 USA LLC
3.94%, 07/07/06	7,367	7,366
Marshall & Ilsley Bank
5.18%, 12/15/06	12,278	12,311
Toronto-Dominion Bank
3.81%, 06/20/06	15,347	15,347
US Bank N.A.
2.85%, 11/15/06	2,456	2,423

		41,253
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	220,334	220,334

		220,334
REPURCHASE AGREEMENTS[3] – 0.07%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $18,418 (collateralized by non-U.S. Government debt securities, value $20,291, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$18,416	18,416
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $61,396 (collateralized by U.S. Government obligations, value $ 62,739, 3.69% to 10.00%, 5/1/09 to 1/1/36).	61,388	61,388
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $30,698 (collateralized by non-U.S. Government debt securities, value $32,280, 1.01%, 9/19/35).[6]	30,694	30,694
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $61,396 (collateralized by U.S. Government obligations, value $62,716, 4.50% to 7.50%, 9/1/09 to 11/1/35).	61,388	61,388

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $61,396 (collateralized by non-U.S. Government debt securities, value $64,561, 0.00% to 10.00%, 8/15/07 to 2/1/16).6	$61,388	$61,388
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $14,735 (collateralized by U.S. Government obligations, value $ 15,052, 3.99% to 5.51%, 7/1/32 to 2/1/36).	14,733	14,733
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $12,280 (collateralized by non-U.S. Government debt securities, value $12,667, 0.00% to 7.88%, 5/15/08 to 1/15/16).6	12,278	12,278
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $ 61,396 (collateralized by non-U.S. Government debt securities, value $64,462, 0.00% to 7.16%, 3/1/06 to 3/25/35).6	61,388	61,388

		321,673
TIME DEPOSITS[3] – 0.02%
KBC Bank
4.57%, 03/01/06	24,555	24,555
Societe Generale
4.57%, 03/01/06	42,971	42,971
US Bank N.A.
4.45%, 03/01/06	22,093	22,093

		89,619
VARIABLE & FLOATING RATE NOTES[3] – 0.16%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	34,500	34,506
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	28,852	28,851
American Express Centurion Bank
4.57%, 06/29/06	4,911	4,911
American Express Credit Corp.
4.67%, 02/05/07	3,683	3,686
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	39,902	39,913
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	7,980	7,980
Bank of Ireland
4.54%, 03/20/07[7]	12,278	12,278
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	15,838	15,838
BMW US Capital LLC
4.54%, 02/15/07[7]	12,278	12,278
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	33,027	33,025
Commodore CDO Ltd.
4.56%, 12/12/06[7]	3,069	3,069
DEPFA Bank PLC
4.50%, 12/15/06	12,278	12,278
Dorada Finance Inc.
4.52%, 06/26/06[7]	3,069	3,069
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	12,278	12,278
Fifth Third Bancorp.
4.55%, 01/23/07[7]	24,555	24,555
Five Finance Inc.
4.54%, 06/26/06[7]	2,456	2,455
General Electric Capital Corp.
4.67%, 03/09/07	5,525	5,529
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	3,069	3,069
Hartford Life Global Funding Trusts
4.56%, 02/15/07	12,278	12,278
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	12,278	12,278

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2006

Security	Principal	Value
Holmes Financing PLC
4.54%, 12/15/06[7]	$33,763	$33,763
HSBC Bank USA N.A.
4.70%, 05/04/06	4,297	4,298
K2 USA LLC
4.53%, 06/02/06[7]	11,050	11,049
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	12,863	12,863
Links Finance LLC
4.56%, 03/15/06[7]	9,822	9,822
Marshall & Ilsley Bank
4.55%, 02/15/07	6,753	6,753
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	36,710	36,725
Mound Financing PLC
4.53%, 11/08/06[7]	24,555	24,555
Natexis Banques Populaires
4.55%, 03/15/07[7]	9,208	9,208
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	33,149	33,151
Nordea Bank AB
4.55%, 02/09/07[7]	21,486	21,486
Northern Rock PLC
4.61%, 02/02/07[7]	14,733	14,733
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	33,395	33,394
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	30,694	30,694
Principal Life Income Funding Trusts
4.70%, 05/10/06	9,208	9,208
Sedna Finance Inc.
4.54%, 09/20/06[7]	3,683	3,683
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	13,628	13,627
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	12,278	12,278
Societe Generale
4.54%, 03/02/07[7]	8,594	8,594
Strips III LLC
4.62%, 07/24/06[7,8]	3,168	3,168
SunTrust Bank
4.62%, 04/28/06	18,416	18,416
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	27,379	27,378
Toyota Motor Credit Corp.
4.57%, 04/10/06	5,525	5,525
UniCredito Italiano SpA
4.43%, 06/14/06	15,961	15,959
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	12,278	12,278
US Bank N.A.
4.54%, 09/29/06	5,525	5,524
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	18,416	18,417
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	23,432	23,432
Wells Fargo & Co.
4.56%, 03/15/07[7]	6,139	6,139
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	6,139	6,138
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	12,891	12,892
Winston Funding Ltd.
4.68%, 04/23/06[7]	8,766	8,766
World Savings Bank
4.52%, 03/09/06	18,416	18,416

		796,456

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,530,896)		1,530,896

TOTAL INVESTMENTS IN SECURITIES – 100.16% (Cost: $398,510,426)		489,974,312
Other Assets, Less Liabilities – (0.16)%		(763,005)

NET ASSETS – 100.00%		$489,211,307

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2006

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
BANKS – 15.53%
FirstRand Ltd.	6,429,962	$19,490,261
Nedbank Group Ltd.	456,471	8,841,964
Standard Bank Group Ltd.	2,790,317	35,735,778

		64,068,003
BUILDING MATERIALS – 0.48%
Pretoria Portland Cement Co. Ltd.	32,304	1,994,609

		1,994,609
DIVERSIFIED FINANCIAL SERVICES – 2.57%
African Bank Investments Ltd.	1,030,985	4,848,057
Alexander Forbes Ltd.[1]	777,388	1,978,359
Investec Ltd.	75,462	3,785,791

		10,612,207
ELECTRONICS – 1.02%
Reunert Ltd.	406,820	4,200,581

		4,200,581
ENGINEERING & CONSTRUCTION – 1.47%
Aveng Ltd.	908,338	3,511,588
Murray & Roberts Holdings Ltd.	694,446	2,567,624

		6,079,212
FOOD – 3.53%
Shoprite Holdings Ltd.	945,082	3,066,911
SPAR Group Ltd. (The)	388,243	2,328,482
Tiger Brands Ltd.	369,994	9,176,007

		14,571,400
FOREST PRODUCTS & PAPER – 1.38%
Sappi Ltd.	449,680	5,692,752

		5,692,752
HEALTH CARE – PRODUCTS – 0.74%
Aspen Pharmacare Holdings Ltd.[1]	467,650	3,032,135

		3,032,135
HEALTH CARE – SERVICES – 0.88%
Network Healthcare Holdings Ltd.[1]	2,781,164	3,629,026

		3,629,026
HOLDING COMPANIES - DIVERSIFIED – 8.21%
AVI Ltd.	726,594	1,971,582
Barloworld Ltd.	494,802	9,564,394
Bidvest Group Ltd.	587,944	9,911,444
Imperial Holdings Ltd.[1]	424,987	10,677,633
Tongaat-Hulett Group Ltd.	117,712	1,755,400

		33,880,453
HOME FURNISHINGS – 1.54%
Steinhoff International Holdings Ltd.	1,934,394	6,349,472

		6,349,472
INSURANCE – 4.82%
Liberty Group Ltd.	270,856	3,714,296
Metropolitan Holdings Ltd.	1,331,531	2,877,061
Sanlam Ltd.	5,105,116	13,281,535

		19,872,892
IRON & STEEL – 1.07%
Mittal Steel South Africa Ltd.	448,910	4,432,161

		4,432,161
MEDIA – 3.29%
Naspers Ltd.	683,103	13,569,603

		13,569,603
MINING – 20.57%
Anglo Platinum Ltd.	149,854	11,963,058
AngloGold Ashanti Ltd.	303,280	15,633,354
Gold Fields Ltd.	895,741	19,601,254
Harmony Gold Mining Co. Ltd.[1]	768,347	10,517,795
Impala Platinum Holdings Ltd.	145,393	24,745,739
Kumba Resources Ltd.	141,634	2,378,455

		84,839,655
OIL & GAS – 10.94%
Sasol Ltd.	1,319,270	45,121,525

		45,121,525
PACKAGING & CONTAINERS – 1.14%
Consol Ltd.	723,464	1,571,409
Nampak Ltd.	1,169,041	3,126,665

		4,698,074
REAL ESTATE – 0.55%
Allan Gray Property Trust	2,296,022	2,288,858

		2,288,858
RETAIL – 8.68%
Edgars Consolidated Stores Ltd.	1,118,777	6,116,845
Ellerine Holdings Ltd.	254,909	3,518,337
Foschini Ltd.	471,841	4,367,163

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2006

Security	Shares	Value
JD Group Ltd.	385,528	$5,748,628
Massmart Holdings Ltd.	442,249	4,351,341
Pick’n Pay Stores Ltd.	516,068	2,534,645
Truworths International Ltd.	1,064,607	4,503,990
Woolworths Holdings Ltd.	1,829,009	4,663,502

		35,804,451
TELECOMMUNICATIONS – 10.78%
MTN Group Ltd.	3,047,416	29,638,118
Telkom South Africa Ltd.	561,176	14,827,035

		44,465,153
TRANSPORTATION – 0.73%
Grindrod Ltd.	755,771	1,684,459
Super Group Ltd.	659,164	1,333,447

		3,017,906

TOTAL COMMON STOCKS (Cost: $320,929,425)		412,220,128
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[2,3]	365,084	365,084

		365,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $365,084)		365,084

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $321,294,509)		412,585,212
Other Assets, Less Liabilities – (0.01)%		(51,504)

NET ASSETS – 100.00%		$412,533,708

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 97.34%
ADVERTISING – 0.37%
Cheil Communications Inc.	31,520	$6,849,351

		6,849,351
AEROSPACE & DEFENSE – 0.23%
Hanjin Heavy Industries & Construction
Co. Ltd.	165,480	4,192,387

		4,192,387
AGRICULTURE – 2.00%
KT&G Corp.	622,520	36,863,955

		36,863,955
AIRLINES – 0.43%
Korean Air Co. Ltd.	236,400	7,912,461

		7,912,461
AUTO MANUFACTURERS – 5.77%
Hyundai Motor Co. Ltd.	969,240	82,949,376
Kia Motors Corp.	1,071,680	23,287,794

		106,237,170
AUTO PARTS & EQUIPMENT – 1.97%
Hankook Tire Co. Ltd.	577,834	7,379,137
Hyundai Mobis	342,036	28,849,380

		36,228,517
BANKS – 9.29%
Daegu Bank	701,320	10,978,439
Kookmin Bank	1,922,729	147,719,447
Korea Exchange Bank[1]	661,920	9,543,646
Pusan Bank	220,640	2,942,624

		171,184,156
BEVERAGES – 0.37%
Hite Brewery Co. Ltd.[2]	47,280	6,865,582

		6,865,582
CHEMICALS – 1.70%
Hanwha Chemical Corp.	267,920	3,711,147
Honam Petrochemical Corp.	77,860	4,594,622
KCC Corp.	29,159	5,810,779
LG Chem Ltd.	275,800	13,960,422
LG Petrochemical Co. Ltd.	82,724	1,891,321
Samsung Fine Chemicals Co. Ltd.	39,400	1,284,253

		31,252,544
COMMERCIAL SERVICES – 0.45%
S1 Corp.	198,289	8,270,550

		8,270,550
COMPUTERS – 0.00%
Trigem Computer Inc.[1,3]	7	—

		—
COSMETICS & PERSONAL CARE – 0.60%
Amorepacific Corp.	31,520	11,020,639

		11,020,639
DISTRIBUTION & WHOLESALE – 1.54%
Hyosung Corp.[1]	5	77
LG International Corp.	260,040	6,159,547
Samsung Corp.	858,920	22,291,230

		28,450,854
DIVERSIFIED FINANCIAL SERVICES – 8.20%
Daewoo Securities Co. Ltd.[1,2]	567,360	10,079,259
Daishin Securities Co. Ltd.	204,880	4,726,377
Hana Financial Group Inc.	654,041	27,953,349
Hyundai Securities Co. Ltd.[1,2]	724,960	11,647,143
Korea Investment Holdings Co. Ltd.	189,125	7,362,436
Samsung Securities Co.	330,960	19,768,980
Shinhan Financial Group Ltd.	1,379,000	54,322,091
Woori Investment & Securities Co.[2]	630,400	15,224,387

		151,084,022
ELECTRIC – 3.60%
Korea Electric Power Corp.	1,536,600	66,385,551

		66,385,551
ELECTRICAL COMPONENTS & EQUIPMENT – 25.88%
LG Electronics Inc.	661,926	54,876,460
LS Cable Ltd.	112,350	3,806,710
Samsung Electronics Co. Ltd.	591,000	418,143,151

		476,826,321
ELECTRONICS – 5.09%
Daeduck Electronics Co. Ltd.	858,921	7,448,110
LG.Philips LCD Co. Ltd.[1]	693,440	31,422,616
Samsung Electro-Mechanics Co. Ltd.[1,2]	732,840	30,453,238
Samsung SDI Co. Ltd.	275,800	24,540,803

		93,864,767

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 2.18%
Daelim Industrial Co. Ltd.	149,720	$10,053,289
Daewoo Engineering & Construction Co. Ltd.	732,840	9,585,034
GS Engineering & Construction Corp.	181,240	9,836,610
Hyundai Engineering & Construction Co. Inc.[1,2]	220,640	10,736,601

		40,211,534
FOOD – 1.01%
CJ Corp.	110,320	13,974,624
Nong Shim Co. Ltd.	15,762	4,650,683

		18,625,307
HOLDING COMPANIES - DIVERSIFIED – 0.00%
GS Holdings Corp.	2	54
LG Corp.	3	105

		159
HOME BUILDERS – 0.74%
Hyundai Development Co.	299,440	13,661,372

		13,661,372
HOUSEHOLD PRODUCTS & WARES – 0.25%
LG Household & Health Care Ltd.	70,920	4,564,882

		4,564,882
INSURANCE – 1.70%
Samsung Fire & Marine Insurance Co. Ltd.	244,280	31,321,174

		31,321,174
INTERNET – 1.77%
Daum Communications Corp.[1]	78,804	3,327,460
NCsoft Corp.[1]	94,564	6,388,670
NHN Corp.[1]	80,376	22,945,651

		32,661,781
IRON & STEEL – 5.46%
Dongkuk Steel Mill Co. Ltd.	141,840	2,797,360
POSCO	412,854	97,792,400

		100,589,760
LODGING – 0.74%
Kangwon Land Inc.	685,562	13,697,119

		13,697,119
MACHINERY - DIVERSIFIED – 0.38%
Doosan Infracore Co. Ltd.	409,760	6,941,866

		6,941,866
MANUFACTURING – 0.53%
Cheil Industries Inc.	252,160	9,777,368

		9,777,368
MINING – 0.06%
Poongsan Corp.[2]	55,160	1,195,796

		1,195,796
OIL & GAS – 3.07%
SK Corp.	603,589	37,296,952
S-Oil Corp.	267,920	19,259,337

		56,556,289
PHARMACEUTICALS – 0.38%
Dong-A Pharmaceutical Co. Ltd.	9	640
YuHan Corp.	39,409	7,041,670

		7,042,310
RETAIL – 3.62%
Hyundai Department Store Co. Ltd.	94,560	10,176,642
Lotte Shopping Co. Ltd.	35,200	15,225,541
Shinsegae Co. Ltd.	86,680	41,242,183

		66,644,366
SHIPBUILDING – 3.55%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	591,000	16,037,951
Hyundai Heavy Industries Co. Ltd.	291,560	23,210,698
Hyundai Mipo Dockyard	78,800	6,329,969
Samsung Heavy Industries Co. Ltd.	1,134,720	19,749,504

		65,328,122
TELECOMMUNICATIONS – 4.05%
KT Corp.	496,440	19,709,333
KT Corp. ADR	472,800	9,654,576
SK Telecom Co. Ltd.	126,380	26,356,282
SK Telecom Co. Ltd. ADR	781,696	18,877,958

		74,598,149
TRANSPORTATION – 0.36%
Hanjin Shipping Co. Ltd.[2]	277,060	6,548,431

		6,548,431

TOTAL COMMON STOCKS (Cost: $1,274,929,448)		1,793,454,612

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
PREFERRED STOCKS – 1.62%
AUTO MANUFACTURERS – 0.64%
Hyundai Motor Co. Ltd.	220,640	$11,861,388

		11,861,388
ELECTRICAL COMPONENTS & EQUIPMENT – 0.98%
LG Electronics Inc.	267,920	13,796,087
Samsung Electronics Co. Ltd.	7,880	4,219,979

		18,016,066

TOTAL PREFERRED STOCKS (Cost: $ 23,832,700)		29,877,454
SHORT-TERM INVESTMENTS – 2.19%
CERTIFICATES OF DEPOSIT[4] – 0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$172,015	172,015
Wells Fargo Bank N.A.
4.78%, 12/05/06	275,223	275,223

		447,238
COMMERCIAL PAPER[4] – 0.07%
Amstel Funding Corp.
4.40%, 05/08/06	172,015	170,583
CC USA Inc.
4.23%, 04/21/06	103,209	102,590
Edison Asset Securitization LLC
4.37%, 05/08/06	172,015	170,595
Galaxy Funding Inc.
4.23%, 04/18/06	98,736	98,179
Grampian Funding LLC
4.41%, 05/15/06	172,015	170,434
Nordea North America Inc.
4.16%, 04/04/06	361,231	359,811
Sigma Finance Inc.
4.16%, 04/06/06	206,417	205,559

		1,277,751
MEDIUM-TERM NOTES[4] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06	106,649	106,645
K2 USA LLC
3.94%, 07/07/06	206,417	206,414
Marshall & Ilsley Bank
5.18%, 12/15/06	344,029	344,966
Toronto-Dominion Bank
3.81%, 06/20/06	430,036	430,049
US Bank N.A.
2.85%, 11/15/06	68,806	67,907

		1,155,981
MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[5,6]	3,678,378	3,678,378

		3,678,378
REPURCHASE AGREEMENTS4– 0.49%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $516,110 (collateralized by non-U.S. Government debt securities, value $568,576, 0.00% to 9.40%, 11/15/15 to 6/12/47).[7]	$516,044	516,044
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $1,720,363 (collateralized by U.S. Government obligations, value $1,758,011, 3.69% to 10.00%, 5/1/09 to 1/1/36).	1,720,145	1,720,145
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $860,183 (collateralized by non-U.S. Government debt securities, value $904,526, 1.01%, 9/19/35). [7]	860,073	860,073
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $1,720,363 (collateralized by U.S. Government obligations, value $1,757,365, 4.50% to 7.50%, 9/1/09 to 11/1/35).	1,720,145	1,720,145

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $1,720,370 (collateralized by non-U.S. Government debt securities, value $1,809,052, 0.00% to 10.00%, 8/15/07 to 2/1/16).[7]	$1,720,145	$1,720,145
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $412,887 (collateralized by U.S. Government obligations, value $ 421,776, 3.99% to 5.51%, 7/1/32 to 2/1/36).	412,835	412,835
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $344,074 (collateralized by non-U.S. Government debt securities, value $354,931, 0.00% to 7.88%, 5/15/08 to 1/15/16).[7]	344,029	344,029
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $ 1,720,365 (collateralized by non-U.S. Government debt securities, value $1,806,298, 0.00% to 7.16%, 3/1/06 to 3/25/35).[7]	1,720,145	1,720,145

		9,013,561
TIME DEPOSITS[4] – 0.14%
KBC Bank
4.57%, 03/01/06	688,058	688,058
Societe Generale
4.57%, 03/01/06	1,204,102	1,204,102
US Bank N.A.
4.45%, 03/01/06	619,070	619,070

		2,511,230
VARIABLE & FLOATING RATE NOTES [4] – 1.21%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[8]	966,722	966,876
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	808,468	808,464
American Express Centurion Bank
4.57%, 06/29/06	137,612	137,612
American Express Credit Corp.
4.67%, 02/05/07	103,209	103,291
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[8]	1,118,095	1,118,383
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[8]	223,619	223,619
Bank of Ireland
4.54%, 03/20/07[8]	344,029	344,029
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[8]	443,798	443,789
BMW US Capital LLC
4.54%, 02/15/078	344,029	344,029
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[8]	925,438	925,424
Commodore CDO Ltd.
4.56%, 12/12/06[8]	86,007	86,007
DEPFA Bank PLC
4.50%, 12/15/06	344,029	344,029
Dorada Finance Inc.
4.52%, 06/26/06[8]	86,007	86,005
Eli Lilly Services Inc.
4.54%, 09/01/068	344,029	344,029
Fifth Third Bancorp.
4.55%, 01/23/07[8]	688,058	688,058
Five Finance Inc.
4.54%, 06/26/06[8]	68,806	68,804
General Electric Capital Corp.
4.67%, 03/09/07	154,813	154,930
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	86,007	86,007
Hartford Life Global Funding Trusts
4.56%, 02/15/07	344,029	344,029

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

Security	Principal	Value
HBOS Treasury Services PLC
4.57%, 01/24/07[8]	$344,029	$344,029
Holmes Financing PLC
4.54%, 12/15/06[8]	946,080	946,080
HSBC Bank USA N.A.
4.70%, 05/04/06	120,410	120,427
K2 USA LLC
4.53%, 06/02/06[8]	309,626	309,618
Leafs LLC
4.57%, 01/22/07 - 02/20/07[8]	360,446	360,446
Links Finance LLC
4.56%, 03/15/06[8]	275,223	275,225
Marshall & Ilsley Bank
4.55%, 02/15/07	189,216	189,216
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[8]	1,028,647	1,029,071
Mound Financing PLC
4.53%, 11/08/06[8]	688,058	688,058
Natexis Banques Populaires
4.55%, 03/15/07[8]	258,022	258,022
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[8]	928,879	928,911
Nordea Bank AB
4.55%, 02/09/07[8]	602,051	602,051
Northern Rock PLC
4.61%, 02/02/07[8]	412,835	412,848
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[8]	935,759	935,760
Pfizer Investment Capital PLC
4.53%, 02/15/07[8]	860,073	860,073
Principal Life Income Funding Trusts
4.70%, 05/10/06	258,022	258,024
Sedna Finance Inc.
4.54%, 09/20/06[8]	103,209	103,209
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[8]	381,872	381,866
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[8]	344,029	344,029
Societe Generale
4.54%, 03/02/07[8]	240,820	240,820
Strips III LLC
4.62%, 07/24/06[8,9]	88,758	88,758
SunTrust Bank
4.62%, 04/28/06	516,044	516,044
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[8]	767,185	767,148
Toyota Motor Credit Corp.
4.57%, 04/10/06	154,813	154,813
UniCredito Italiano SpA
4.43%, 06/14/06	447,238	447,192
Union Hamilton Special Funding LLC
4.52%, 03/28/06[8]	344,029	344,029
US Bank N.A.
4.54%, 09/29/06	154,813	154,790
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	516,044	516,044
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[8]	656,579	656,579
Wells Fargo & Co.
4.56%, 03/15/07[8]	172,015	172,028
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[8]	172,015	172,005
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[8]	361,231	361,232
Winston Funding Ltd.
4.68%, 04/23/06[8]	245,637	245,637
World Savings Bank
4.52%, 03/09/06	516,044	516,043

		22,317,539

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,401,678)		40,401,678

TOTAL INVESTMENTS IN SECURITIES – 101.15% (Cost: $1,339,163,826)		1,863,733,744
Other Assets, Less Liabilities – (1.15)%		(21,276,930)

NET ASSETS – 100.00%		$1,842,456,814

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2006

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[8]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.91%
AIRLINES – 0.40%
China Airlines	9,666,319	$4,319,244
EVA Airways Corp.	9,704,557	3,872,791

		8,192,035
APPAREL – 0.45%
Pou Chen Corp.	12,888,243	9,234,115

		9,234,115
AUTO MANUFACTURERS – 0.51%
China Motor Co. Ltd.	3,235,423	3,649,142
Yulon Motor Co. Ltd.	6,506,447	6,706,850

		10,355,992
AUTO PARTS & EQUIPMENT – 0.12%
Cheng Shin Rubber Industry Co. Ltd.	3,412,102	2,528,807

		2,528,807
BANKS – 9.45%
Chang Hwa Commercial Bank Ltd.	32,220,446	18,567,429
Chinatrust Financial Holding Co. Ltd.	45,108,470	37,948,914
E.Sun Financial Holding Co. Ltd.	19,566,253	13,174,608
First Financial Holding Co. Ltd.	35,442,602	27,468,959
Hua Nan Financial Holdings Co. Ltd.	28,998,965	20,553,649
Mega Financial Holding Co. Ltd.	74,106,136	56,406,575
Taishin Financial Holdings Co. Ltd.	32,220,439	19,709,272

		193,829,406
BUILDING MATERIALS – 1.04%
Asia Cement Corp.	9,666,649	6,419,509
Taiwan Cement Corp.	12,888,738	9,730,947
Taiwan Glass Industrial Corp.	6,444,341	5,083,901

		21,234,357
CHEMICALS – 7.74%
Eternal Chemical Co. Ltd.	3,353,010	4,034,916
Formosa Chemicals & Fibre Co.	20,117,401	31,678,994
Formosa Plastic Co.	35,442,497	56,248,397
Nan Ya Plastic Corp.	38,664,085	54,927,176
Oriental Union Chemical Corp.	3,569,382	2,309,888
Taiwan Fertilizer Co. Ltd.	6,444,000	7,883,601
Taiwan Styrene Monomer Corp.	3,300,696	1,500,293

		158,583,265
COMMERCIAL SERVICES – 0.26%
Taiwan Secom Co. Ltd.	3,248,515	5,305,659

		5,305,659
COMPUTERS – 9.75%
Acer Inc.	19,332,533	42,894,328
Advantech Co. Ltd.	3,222,731	8,808,993
Benq Corp.	16,110,019	15,911,191
CMC Magnetics Corp.[1]	22,554,400	7,193,665
Compal Electronics Inc.	25,776,214	24,147,452
Foxconn Technology Co. Ltd.	3,222,100	15,737,904
High Tech Computer Corp.	716,000	15,599,513
Inventec Co. Ltd.	9,666,620	5,942,869
Lite-On Technology Corp.	16,110,011	21,843,746
Mitac International	6,548,407	9,282,653
Quanta Computer Inc.	16,110,381	24,649,248
Ritek Corp.[1]	19,332,389	6,166,014
Systex Corp.[1]	6,520,887	1,804,520

		199,982,096
DIVERSIFIED FINANCIAL SERVICES – 3.83%
Fubon Financial Holding Co. Ltd.	32,220,000	28,893,299
Fuhwa Financial Holdings Co. Ltd.	16,110,821	6,106,627
Polaris Securities Co. Ltd.	9,666,372	3,902,235
SinoPac Financial Holdings Co. Ltd.	45,108,193	23,978,562
Waterland Financial Holdings	12,888,000	4,209,883
Yuanta Core Pacific Securities Co. Ltd.	19,533,644	11,437,088

		78,527,694
ELECTRICAL COMPONENTS & EQUIPMENT – 1.98%
Delta Electronics Inc.	9,666,414	23,175,206
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	—
Phoenixtec Power Co. Ltd.	3,224,438	3,129,992
Tatung Co. Ltd.[1]	32,220,120	7,982,921
Walsin Lihwa Corp.	19,332,069	6,314,847

		40,602,966
ELECTRONICS – 19.51%
Asustek Computer Inc.	19,332,688	54,869,434
AU Optronics Corp.	41,886,716	68,540,843
Chi Mei Optoelectronics Corp.	25,784,428	39,490,488
Chunghwa Picture Tubes Ltd.	48,330,105	12,689,250

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2006

Security	Shares	Value
Compeq Manufacturing Co. Ltd.[1]	6,444,200	$2,929,137
Elitegroup Computer Systems Co. Ltd.[1]	3,259,215	2,089,080
Gigabyte Technology Co. Ltd.	3,288,017	2,786,412
HannStar Display Corp.[1]	41,990,218	7,841,504
Hon Hai Precision Industry Co. Ltd.	25,776,814	163,634,570
Micro-Star International Co. Ltd.	3,338,396	1,908,360
Optimax Technology Corp.	3,222,157	4,006,534
Quanta Display Inc.	25,776,541	8,697,959
Synnex Technology International Corp.	6,444,679	7,993,662
Wintek Corp.	6,444,359	9,155,019
Ya Hsin Industrial Co. Ltd.	6,444,270	5,977,490
Yageo Corp.[1]	19,332,100	7,416,978

		400,026,720
FOOD – 0.72%
Uni-President Enterprises Co.	25,776,637	14,695,237

		14,695,237
FOREST PRODUCTS & PAPER – 0.18%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	9,666,322	3,708,593

		3,708,593
HAND & MACHINE TOOLS – 0.12%
Shihlin Electric & Engineering Corp.	3,222,080	2,447,552

		2,447,552
HOME FURNISHINGS – 0.44%
Nien Made Enterprise Co. Ltd.	3,222,733	4,101,597
Teco Electric and Machinery Co. Ltd.[1]	16,110,092	4,989,335

		9,090,932
INSURANCE – 4.76%
Cathay Financial Holding Co. Ltd.	41,887,055	80,803,983
Shin Kong Financial Holding Co. Ltd.	19,332,837	16,830,330

		97,634,313
INVESTMENT COMPANIES – 1.57%
China Development Financial Holding Co.[1]	83,772,338	32,269,279

		32,269,279
IRON & STEEL – 3.01%
China Steel Corp.	67,662,742	61,614,891

		61,614,891
LEISURE TIME – 0.30%
Giant Manufacturing Co. Ltd.	3,222,914	6,058,389

		6,058,389
MANUFACTURING – 0.20%
Premier Image Technology Corp.	3,300,262	4,149,418

		4,149,418
METAL FABRICATE & HARDWARE – 0.19%
Yieh Phui Enterprise	9,666,078	3,976,584

		3,976,584
MULTIPLE UTILITIES – 0.39%
Fu Sheng Industrial Co. Ltd.	6,444,320	7,883,993

		7,883,993
OFFICE& BUSINESS EQUIPMENT – 0.18%
Kinpo Electronics Inc.	9,666,119	3,738,303

		3,738,303
REAL ESTATE – 0.23%
Cathay Real Estate Development Co. Ltd.[1]	9,666,493	4,706,571

		4,706,571
RETAIL – 0.34%
President Chain Store Corp.	3,222,640	7,031,106

		7,031,106
SEMICONDUCTORS – 26.07%
Advanced Semiconductor Engineering Inc.	28,998,690	24,127,968
Macronix International Co. Ltd.[1]	38,664,200	5,004,226
MediaTek Inc.	6,444,239	66,625,851
Realtek Semiconductor Corp.	6,444,003	7,129,003
Siliconware Precision Industries Co. Ltd.	16,110,151	20,801,385
Taiwan Semiconductor Manufacturing Co. Ltd.	167,544,475	314,431,474
United Microelectronics Corp.	141,768,640	83,661,868
Via Technologies Inc.[1]	6,578,861	3,831,697
Winbond Electronics Corp.[1]	28,998,280	8,927,222

		534,540,694

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2006

Security	Shares	Value
TELECOMMUNICATIONS – 4.35%
Accton Technology Corp.[1]	6,444,259	$3,405,773
Chunghwa Telecom Co. Ltd.	32,220,000	58,878,785
D-Link Corp.	3,395,638	3,892,628
Taiwan Cellular Corp.	19,332,920	17,872,994
Zyxel Communications Corp.	3,222,071	5,143,319

		89,193,499
TEXTILES – 0.96%
Far Eastern Textile Ltd.	19,332,351	14,327,762
Formosa Taffeta Co. Ltd.	6,444,152	3,326,283
Nien Hsing Textile Co. Ltd.	3,222,800	2,090,567

		19,744,612
TRANSPORTATION – 0.86%
Evergreen Marine Corp. Ltd.	6,801,194	4,422,280
U-Ming Marine Transport Corp.	3,222,800	3,257,510
Wan Hai Lines Ltd.	6,444,177	3,961,767
Yang Ming Marine Transport Corp.	9,666,667	5,942,898

		17,584,455

TOTAL COMMON STOCKS (Cost: $1,846,612,194)		2,048,471,533
SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[3,4]	1,270,794	1,270,794

		1,270,794

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,270,794)		1,270,794

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $1,847,882,988)		2,049,742,327
Other Assets, Less Liabilities – 0.03%		665,957

NET ASSETS – 100.00%		$2,050,408,284

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2006

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$421,273,119	$1,260,004,988	$792,361,852	$10,081,998,635	$682,065,993	$308,621,908

Affiliated issuers[a]	$72,364	$2,525,013	$394,916	$73,287,150	$696,030	$222,045

Foreign currencies, at cost	$1,393,993	$—	$1,162,188	$1,368,191	$261,045	$126,302

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$508,429,576	$1,941,371,974	$959,995,302	$13,074,994,242	$800,996,038	$394,505,003
Affiliated issuers[a]	72,364	2,525,013	394,916	83,906,804	696,030	222,045
Foreign currencies, at value	1,402,602	—	1,176,018	1,382,966	260,943	126,507
Receivables:
Investment securities sold	2,013,745	26,234,358	970,039	—	—	652,458
Dividends and interest	3,350,859	8,350,837	764,177	23,345,406	148,553	263,174
Capital shares sold	—	45,843,673	—	—	162,849	—

Total Assets	515,269,146	2,024,325,855	963,300,452	13,183,629,418	802,264,413	395,769,187

LIABILITIES
Payables:
Investment securities purchased	2,028,272	67,093,116	—	—	—	634,217
Collateral for securities on loan (Note 5)	319,872	—	—	760,661,523	—	—
Capital shares redeemed	—	—	—	115,297	—	—
Foreign taxes	—	—	—	4,234	—	—
Investment advisory fees (Note 2)	225,202	1,017,892	409,127	7,131,516	347,077	172,043

Total Liabilities	2,573,346	68,111,008	409,127	767,912,570	347,077	806,260

NET ASSETS	$512,695,800	$1,956,214,847	$962,891,325	$12,415,716,848	$801,917,336	$394,962,927

Net assets consist of:
Paid-in capital	$436,515,795	$1,322,553,268	$778,296,094	$9,146,610,069	$701,680,275	$358,556,851
Undistributed (distributions in excess of) net investment income	(46,978)	6,897,497	186,932	(2,513,541)	(1,290,398)	(1,714,162)
Undistributed net realized gain (accumulated net realized loss)	(10,957,262)	(55,217,123)	16,751,231	267,990,004	(17,402,493)	(47,763,199)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	87,184,245	681,981,205	167,657,068	3,003,630,316	118,929,952	85,883,437

NET ASSETS	$512,695,800	$1,956,214,847	$962,891,325	$12,415,716,848	$801,917,336	$394,962,927

Shares outstanding	25,800,000	46,450,000	41,400,000	127,200,000	60,150,000	53,850,000

Net asset value per share	$19.87	$42.11	$23.26	$97.61	$13.33	$7.33

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $303,043, $–, $–, $699,930,752, $– and $–, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2006

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$417,618,857	$1,441,249,724	$398,290,092	$320,929,425	$1,335,485,448	$1,846,612,194

Affiliated issuers[a]	$367,620	$18,881	$220,334	$365,084	$3,678,378	$1,270,794

Foreign currencies, at cost	$311,903	$5,125,250	$212,382	$72,369	$—	$1,788,776

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$502,173,570	$1,859,058,148	$489,753,978	$412,220,128	$1,860,055,366	$2,048,471,533
Affiliated issuers[a]	367,620	18,881	220,334	365,084	3,678,378	1,270,794
Foreign currencies, at value	313,404	5,161,583	212,745	71,071	—	1,788,776
Receivables:
Investment securities sold	10,225,385	7,548,202	2,649,057	483,347	15,219,459	—
Dividends and interest	97,583	8,674,771	102,931	31,327	16,406,809	5,368
Capital shares sold	—	—	—	7,520	110,400	—

Total Assets	513,177,562	1,880,461,585	492,939,045	413,178,477	1,895,470,412	2,051,536,471

LIABILITIES
Payables:
Investment securities purchased	10,121,664	8,860,658	2,202,025	410,189	15,294,692	—
Collateral for securities on loan (Note 5)	31,314,795	8,489,869	1,310,562	—	36,723,300	—
Investment advisory fees (Note 2)	225,045	702,922	215,151	234,580	995,606	1,128,187

Total Liabilities	41,661,504	18,053,449	3,727,738	644,769	53,013,598	1,128,187

NET ASSETS	$471,516,058	$1,862,408,136	$489,211,307	$412,533,708	$1,842,456,814	$2,050,408,284

Net assets consist of:
Paid-in capital	$346,593,973	$1,449,192,626	$413,634,152	$312,850,599	$1,340,643,180	$1,939,297,421
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(37,775)	(8,423,393)	(1,860,651)	(158,701)	11,948,874	(2,933,097)
Undistributed net realized gain (accumulated net realized loss)	40,401,046	3,746,409	(14,027,252)	8,552,611	(35,376,426)	(87,815,379)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	84,558,814	417,892,494	91,465,058	91,289,199	525,241,186	201,859,339

NET ASSETS	$471,516,058	$1,862,408,136	$489,211,307	$412,533,708	$1,842,456,814	$2,050,408,284

Shares outstanding	12,300,000	17,900,000	57,100,000	3,850,000	39,400,000	161,100,000

Net asset value per share	$38.33	$104.05	$8.57	$107.15	$46.76	$12.73

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $25,681,791, $8,017,351, $1,211,670, $–, $34,728,115 and $–, respectively. See Note 5.

See notes to the financial statements.

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES ®, INC .

Six months ended February 28, 2006

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,443,482	$19,093,238	$4,151,085	$65,052,499	$7,692,693	$8,203,146
Dividends from affiliated issuers[b]	—	—	—	731,077	—	—
Interest from affiliated issuers[b]	2,830	50,404	7,383	182,501	6,375	5,420
Securities lending income[c]	39,225	1,515	—	3,086,710	98,186	—

Total investment income	9,485,537	19,145,157	4,158,468	69,052,787	7,797,254	8,208,566

EXPENSES
Investment advisory fees (Note 2)	1,224,082	4,073,581	1,707,986	35,382,728	1,844,316	1,038,380
Proxy fees	16,687	17,643	14,588	174,862	26,612	13,719
Foreign taxes (Note 1)	—	—	—	1,875,370	—	—

Total expenses	1,240,769	4,091,224	1,722,574	37,432,960	1,870,928	1,052,099
Less investment advisory fees waived	—	—	—	(134,578)	—	—

Net expenses	1,240,769	4,091,224	1,722,574	37,298,382	1,870,928	1,052,099

Net investment income	8,244,768	15,053,933	2,435,894	31,754,405	5,926,326	7,156,467

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,412,659)	(709,181)	3,656,112	155,653	(4,150,821)	(6,774,209)
Investments in affiliated issuers[b]	—	—	—	976,028	—	—
In-kind redemptions	1,153,522	—	28,336,866	303,829,753	2,840,925	—
Foreign currency transactions	(51,565)	74,642	58,412	354,954	4,899	10,702

Net realized gain (loss)	(310,702)	(634,539)	32,051,390	305,316,388	(1,304,997)	(6,763,507)

Net change in unrealized appreciation (depreciation) on:
Investments	43,003,921	464,691,559	49,299,883	1,893,199,492	31,516,375	20,825,150
Translation of assets and liabilities in foreign currencies	72,646	564,062	2,425	39,028	7	2,796

Net change in unrealized appreciation (depreciation)	43,076,567	465,255,621	49,302,308	1,893,238,520	31,516,382	20,827,946

Net realized and unrealized gain	42,765,865	464,621,082	81,353,698	2,198,554,908	30,211,385	14,064,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,010,633	$479,675,015	$83,789,592	$2,230,309,313	$36,137,711	$21,220,906

[a]	Net of foreign withholding tax of $491,149, $2,043,148, $732,544, $4,071,175, $– and $–, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2006

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,425,643	$30,222,509	$4,017,364	$2,649,904	$15,777,256	$1,805,976
Interest from affiliated issuers[b]	6,955	10,652	4,817	2,861	49,367	25,365
Securities lending income[c]	54,278	232,018	84,220	—	336,974	—

Total investment income	4,486,876	30,465,179	4,106,401	2,652,765	16,163,597	1,831,341

EXPENSES
Investment advisory fees (Note 2)	1,088,561	4,138,909	1,095,295	832,156	4,189,707	4,396,715
Proxy fees	9,395	53,661	13,072	6,679	24,989	33,056
Foreign taxes (Note 1)	—	—	—	—	27	139,094

Total expenses	1,097,956	4,192,570	1,108,367	838,835	4,214,723	4,568,865

Net investment income (loss)	3,388,920	26,272,609	2,998,034	1,813,930	11,948,874	(2,737,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	284,467	(5,313,746)	377,907	468,283	(3,274,047)	(5,114,791)
In-kind redemptions	48,325,910	18,913,997	4,230,974	10,700,708	—	—
Foreign currency transactions	9,870	(118,089)	7,094	6,443	13,461	(287,419)

Net realized gain (loss)	48,620,247	13,482,162	4,615,975	11,175,434	(3,260,586)	(5,402,210)

Net change in unrealized appreciation (depreciation) on:
Investments	49,797,703	129,435,138	47,617,899	39,291,841	306,694,728	144,232,095
Translation of assets and liabilities in foreign currencies	2,756	230,034	35,591	(4,539)	671,268	264,972

Net change in unrealized appreciation (depreciation)	49,800,459	129,665,172	47,653,490	39,287,302	307,365,996	144,497,067

Net realized and unrealized gain	98,420,706	143,147,334	52,269,465	50,462,736	304,105,410	139,094,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,809,626	$169,419,943	$55,267,499	$52,276,666	$316,054,284	$136,357,333

a.	Net of foreign withholding tax of $–, $2,814,306, $–, $–, $2,928,059 and $379,534, respectively.
b.	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
c.	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,244,768	$12,124,245	$15,053,933	$15,454,311	$2,435,894	$3,368,699
Net realized gain (loss)	(310,702)	41,358,189	(634,539)	5,767,383	32,051,390	65,992,553
Net change in unrealized appreciation (depreciation)	43,076,567	25,410,296	465,255,621	178,499,755	49,302,308	56,852,456

Net increase in net assets resulting from operations	51,010,633	78,892,730	479,675,015	199,721,449	83,789,592	126,213,708

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,397,050)	(9,320,851)	(20,219,476)	(8,052,116)	(4,108,502)	(3,453,495)

Total distributions to shareholders	(16,397,050)	(9,320,851)	(20,219,476)	(8,052,116)	(4,108,502)	(3,453,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,436,481	231,751,585	946,109,927	274,248,148	523,427,611	141,711,605
Cost of shares redeemed	(3,709,532)	(110,966,622)	(1,636,057)	(123,135,627)	(60,518,151)	(169,468,858)

Net increase (decrease) in net assets from capital share transactions	108,726,949	120,784,963	944,473,870	151,112,521	462,909,460	(27,757,253)

INCREASE IN NET ASSETS	143,340,532	190,356,842	1,403,929,409	342,781,854	542,590,550	95,002,960
NET ASSETS:
Beginning of period	369,355,268	178,998,426	552,285,438	209,503,584	420,300,775	325,297,815

End of period	$512,695,800	$369,355,268	$1,956,214,847	$552,285,438	$962,891,325	$420,300,775

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(46,978)	$8,105,304	$6,897,497	$12,063,040	$186,932	$1,859,540

SHARES ISSUED AND REDEEMED:
Shares sold	5,800,000	13,800,000	26,900,000	12,300,000	23,500,000	7,900,000
Shares redeemed	(200,000)	(6,800,000)	(50,000)	(5,050,000)	(2,800,000)	(9,900,000)

Net increase (decrease) in shares outstanding	5,600,000	7,000,000	26,850,000	7,250,000	20,700,000	(2,000,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$31,754,405	$101,750,954	$5,926,326	$15,897,761	$7,156,467	$8,621,591
Net realized gain (loss)	305,316,388	270,957,406	(1,304,997)	41,822,193	(6,763,507)	(5,786,512)
Net change in unrealized appreciation (depreciation)	1,893,238,520	1,082,325,240	31,516,382	51,243,020	20,827,946	24,392,465

Net increase in net assets resulting from operations	2,230,309,313	1,455,033,600	36,137,711	108,962,974	21,220,906	27,227,544

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(113,762,995)	(45,604,575)	(17,872,090)	(14,195,028)	(14,088,338)	(6,156,574)

Total distributions to shareholders	(113,762,995)	(45,604,575)	(17,872,090)	(14,195,028)	(14,088,338)	(6,156,574)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,061,151,874	4,407,630,562	155,526,412	251,633,472	67,081,681	155,029,612
Cost of shares redeemed	(762,839,394)	(774,797,887)	(9,859,535)	(158,339,373)	(66,826,302)	(12,743,715)

Net increase in net assets from capital share transactions	3,298,312,480	3,632,832,675	145,666,877	93,294,099	255,379	142,285,897

INCREASE IN NET ASSETS	5,414,858,798	5,042,261,700	163,932,498	188,062,045	7,387,947	163,356,867
NET ASSETS:
Beginning of period	7,000,858,050	1,958,596,350	637,984,838	449,922,793	387,574,980	224,218,113

End of period	$12,415,716,848	$7,000,858,050	$801,917,336	$637,984,838	$394,962,927	$387,574,980

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,513,541)	$79,495,049	$(1,290,398)	$10,655,366	$(1,714,162)	$5,217,709

SHARES ISSUED AND REDEEMED:
Shares sold	46,350,000	64,200,000	11,850,000	21,225,000	9,300,000	21,525,000
Shares redeemed	(9,000,000)	(10,650,000)	(750,000)	(13,425,000)	(9,375,000)	(1,875,000)

Net increase (decrease) in shares outstanding	37,350,000	53,550,000	11,100,000	7,800,000	(75,000)	19,650,000

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,388,920	$3,735,218	$26,272,609	$45,282,099	$2,998,034	$12,623,106
Net realized gain (loss)	48,620,247	37,753,990	13,482,162	(1,734,816)	4,615,975	9,360,636
Net change in unrealized appreciation (depreciation)	49,800,459	42,547,925	129,665,172	222,348,152	47,653,490	23,676,470

Net increase in net assets resulting from operations	101,809,626	84,037,133	169,419,943	265,895,435	55,267,499	45,660,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,377,728)	(2,048,280)	(62,872,256)	(31,933,222)	(14,378,298)	(7,420,067)

Total distributions to shareholders	(6,377,728)	(2,048,280)	(62,872,256)	(31,933,222)	(14,378,298)	(7,420,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	269,998,910	229,047,163	274,272,250	636,895,214	118,659,276	156,094,475
Cost of shares redeemed	(149,472,199)	(185,101,346)	(40,519,278)	—	(11,474,006)	(23,244,294)

Net increase in net assets from capital share transactions	120,526,711	43,945,817	233,752,972	636,895,214	107,185,270	132,850,181

INCREASE IN NET ASSETS	215,958,609	125,934,670	340,300,659	870,857,427	148,074,471	171,090,326
NET ASSETS:
Beginning of period	255,557,449	129,622,779	1,522,107,477	651,250,050	341,136,836	170,046,510

End of period	$471,516,058	$255,557,449	$1,862,408,136	$1,522,107,477	$489,211,307	$341,136,836

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(37,775)	$2,951,033	$(8,423,393)	$28,176,254	$(1,860,651)	$9,519,613

SHARES ISSUED AND REDEEMED:
Shares sold	7,800,000	9,500,000	2,700,000	7,000,000	14,700,000	21,000,000
Shares redeemed	(4,300,000)	(7,400,000)	(400,000)	—	(1,500,000)	(3,200,000)

Net increase in shares outstanding	3,500,000	2,100,000	2,300,000	7,000,000	13,200,000	17,800,000

See notes to the financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,813,930	$3,396,007	$11,948,874	$7,696,168	$(2,737,524)	$15,942,474
Net realized gain (loss)	11,175,434	11,282,685	(3,260,586)	(9,230,908)	(5,402,210)	(22,426,083)
Net change in unrealized appreciation (depreciation)	39,287,302	25,755,064	307,365,996	167,580,084	144,497,067	48,276,152

Net increase in net assets resulting from operations	52,276,666	40,433,756	316,054,284	166,045,344	136,357,333	41,792,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,618,354)	(2,053,497)	(7,841,332)	(1,677,739)	(16,050,567)	(4,632,113)

Total distributions to shareholders	(4,618,354)	(2,053,497)	(7,841,332)	(1,677,739)	(16,050,567)	(4,632,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,721,179	37,191,402	876,606,613	331,095,006	1,194,143,683	391,736,531
Cost of shares redeemed	(36,375,942)	(14,923,708)	(40,818,036)	(112,471,028)	(16,682,536)	(66,484,667)

Net increase in net assets from capital share transactions	211,345,237	22,267,694	835,788,577	218,623,978	1,177,461,147	325,251,864

INCREASE IN NET ASSETS	259,003,549	60,647,953	1,144,001,529	382,991,583	1,297,767,913	362,412,294
NET ASSETS:
Beginning of period	153,530,159	92,882,206	698,455,285	315,463,702	752,640,371	390,228,077

End of period	$412,533,708	$153,530,159	$1,842,456,814	$698,455,285	$2,050,408,284	$752,640,371

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(158,701)	$2,645,723	$11,948,874	$7,841,332	$(2,933,097)	$15,854,994

SHARES ISSUED AND REDEEMED:
Shares sold	2,350,000	500,000	20,350,000	10,700,000	97,450,000	34,150,000
Shares redeemed	(350,000)	(200,000)	(1,050,000)	(3,650,000)	(1,400,000)	(5,700,000)

Net increase in shares outstanding	2,000,000	300,000	19,300,000	7,050,000	96,050,000	28,450,000

See notes to the financial statements

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$18.28	$13.56	$11.22	$9.36	$9.24	$9.93

Income from investment operations:
Net investment income[a]	0.35	0.70	0.45	0.32	0.23	0.24
Net realized and unrealized gain (loss)	1.91	4.60	2.32	1.81	(0.07)	(0.71)

Total from investment operations	2.26	5.30	2.77	2.13	0.16	(0.47)

Less distributions from:
Net investment income	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)	(0.20)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)	(0.22)

Net asset value, end of period	$19.87	$18.28	$13.56	$11.22	$9.36	$9.24

Total return	12.60%[b]	39.58%	24.95%	23.33%	1.74%	(4.77)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$512,696	$369,355	$178,998	$87,541	$76,731	$57,312
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	3.74%	4.13%	3.37%	3.21%	2.47%	2.54%
Portfolio turnover rate[e]	2%	17%	9%	8%	5%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$28.18	$16.96	$12.19	$8.30	$11.20	$19.25

Income from investment operations:
Net investment income[a]	0.47	0.89	0.55	0.32	0.38	0.68
Net realized and unrealized gain (loss)	14.04	10.79	4.49	3.68	(3.28)	(8.09)

Total from investment operations	14.51	11.68	5.04	4.00	(2.90)	(7.41)

Less distributions from:
Net investment income	(0.58)	(0.46)	(0.27)	(0.11)	—	(0.56)
Return of capital	—	—	—	—	—	(0.08)

Total distributions	(0.58)	(0.46)	(0.27)	(0.11)	—	(0.64)

Net asset value, end of period	$42.11	$28.18	$16.96	$12.19	$8.30	$11.20

Total return	52.04%[b]	69.72%	41.42%	48.85%	(25.89)%	(38.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,956,215	$552,285	$209,504	$103,035	$83,788	$14,004
Ratio of expenses to average net assets[c]	0.73%[d]	0.74%	0.96%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[c]	2.67%	3.94%	3.59%	3.59%	3.50%	4.44%
Portfolio turnover rate[e]	6%	48%	106%	85%	103%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.72%.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2006 and the year ended August 31, 2005 would have been 1% and 9%, respectively. See Note 4.

See notes to the financial statements.

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$20.30	$14.33	$12.25	$9.49	$10.70	$16.94

Income from investment operations:
Net investment income[a]	0.09	0.17	0.11	0.10	0.07	0.05
Net realized and unrealized gain (loss)	3.02	6.00	2.17	2.69	(1.27)	(5.92)

Total from investment operations	3.11	6.17	2.28	2.79	(1.20)	(5.87)

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)	(0.02)
Net realized gain	—	—	—	—	—	(0.31)
Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)	(0.37)

Net asset value, end of period	$23.26	$20.30	$14.33	$12.25	$9.49	$10.70

Total return	15.37%[b]	43.35%	18.70%	29.47%	(11.23)%	(34.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$962,891	$420,301	$325,298	$503,407	$66,420	$28,889
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.70%[e]	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	0.79%	1.00%	0.81%[f]	0.98%	0.70%	0.44%
Portfolio turnover rate[g]	3%	9%	10%	10%	5%	63%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[e]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Ratio of net investment income to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.71%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)		Year ended Aug. 31, 2005[b]	Year ended Aug. 31, 2004[b]	Period from Apr. 7, 2003[a] to Aug. 31, 2003[b]
Net asset value, beginning of period	$77.92		$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[c]	0.29		1.65	1.13	0.26
Net realized and unrealized gain	20.39		24.72	7.97	11.12

Total from investment operations	20.68		26.37	9.10	11.38

Less distributions from:
Net investment income	(0.99)		(2.41)	(0.27)	—

Total distributions	(0.99)		(2.41)	(0.27)	—

Net asset value, end of period	$97.61		$77.92	$53.96	$45.13

Total return	26.67%[d]		46.17%	20.21%	33.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,415,717		$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[e]	0.79%		0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[e]	0.79%		0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes and extraordinary expenses, if applicable[e]	0.75	% [f]	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[e]	0.67%		2.40%	2.10%	1.58%
Portfolio turnover rate[g]	3%		9%	8%	10%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout each period.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Excludes foreign taxes and proxy fees.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$13.01	$10.91	$9.03	$7.99	$8.93	$13.24

Income from investment operations:
Net investment income[a]	0.11	0.33	0.28	0.23	0.23	0.23
Net realized and unrealized gain (loss)	0.57	2.04	1.75	0.95	(1.11)	(4.30)

Total from investment operations	0.68	2.37	2.03	1.18	(0.88)	(4.07)

Less distributions from:
Net investment income	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)	(0.23)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)	(0.24)

Net asset value, end of period	$13.33	$13.01	$10.91	$9.03	$7.99	$8.93

Total return	5.33%[b]	21.96%	22.69%	15.14%	(9.94)%	(30.88)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$801,917	$637,985	$449,923	$250,627	$99,502	$52,946
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.80%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	1.78%	2.75%	2.78%	3.06%	2.56%	2.11%
Portfolio turnover rate[e]	3%	6%	5%	10%	15%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$7.19	$6.54	$5.99	$5.68	$5.11	$5.96

Income from investment operations:
Net investment income[a]	0.14	0.20	0.13	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.29	0.61	0.52	0.30	0.52	(0.85)

Total from investment operations	0.43	0.81	0.65	0.40	0.60	(0.79)

Less distributions from:
Net investment income	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)
Return of capital	—	—	—	—	—	(0.00)[b]

Total distributions	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)	(0.06)

Net asset value, end of period	$7.33	$7.19	$6.54	$5.99	$5.68	$5.11

Total return	6.26%[c]	12.39%	11.01%	7.39%	11.82%	(13.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$394,963	$387,575	$224,218	$99,730	$93,262	$80,877
Ratio of expenses to average net assets[d]	0.56%[e]	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	3.82%	2.85%	1.97%	1.91%	1.53%	1.19%
Portfolio turnover rate[f]	20%	15%	39%	35%	37%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2006 and the year ended August 31, 2005 would have been 2% and 9%, respectively. See. Note 4.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$29.04	$19.35	$15.04	$13.65	$15.35	$16.72

Income from investment operations:
Net investment income[a]	0.30	0.42	0.26	0.19	0.32	0.17
Net realized and unrealized gain (loss)	9.47	9.55	4.26	1.72	(1.95)	(1.36)

Total from investment operations	9.77	9.97	4.52	1.91	(1.63)	(1.19)

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)	(0.15)
Net realized gain	—	—	—	—	—	(0.03)

Total distributions	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)	(0.18)

Net asset value, end of period	$38.33	$29.04	$19.35	$15.04	$13.65	$15.35

Total return	33.75%[b]	51.77%	30.28%	14.60%	(10.67)%	(7.02)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$471,516	$255,557	$129,623	$60,155	$70,994	$46,056
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.78%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	1.73%	1.70%	1.40%	1.43%	2.05%	1.12%
Portfolio turnover rate[e]	8%	9%	12%	13%	8%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002
Net asset value, beginning of period	$97.57	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	1.58	3.70	2.68	1.87	1.35
Net realized and unrealized gain	8.60	21.15	12.53	8.53	1.40

Total from investment operations	10.18	24.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$104.05	$97.57	$75.73	$62.03	$52.51

Total return	10.68%[c]	33.27%	24.74%	20.15%	5.51%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,862,408	$1,522,107	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[d]	0.51%[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.17%	4.09%	3.68%	3.47%	2.87%
Portfolio turnover rate[f]	3%	16%	8%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.50%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$7.77	$6.52	$5.38	$5.01	$5.34	$7.58

Income from investment operations:
Net investment income[a]	0.06	0.38	0.22	0.12	0.07	0.07
Net realized and unrealized gain (loss)	1.03	1.15	1.04	0.33	(0.36)	(2.16)

Total from investment operations	1.09	1.53	1.26	0.45	(0.29)	(2.09)

Less distributions from:
Net investment income	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)	(0.07)
Net realized gain	—	—	—	—	—	(0.06)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)	(0.15)

Net asset value, end of period	$8.57	$7.77	$6.52	$5.38	$5.01	$5.34

Total return	14.40%[b]	24.06%	23.47%	9.30%	(5.42)%	(27.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$489,211	$341,137	$170,047	$108,202	$88,126	$73,704
Ratio of expenses to average net assets[c]	0.56%[d]	0.57%	0.79%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[c]	1.52%	5.19%	3.50%	2.67%	1.44%	1.15%
Portfolio turnover rate[e]	3%	8%	9%	14%	9%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets remains unchanged.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$82.99	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	0.77	1.92	1.23	0.89
Net realized and unrealized gain	25.36	22.36	13.24	7.20

Total from investment operations	26.13	24.28	14.47	8.09

Less distributions from:
Net investment income	(1.97)	(1.21)	(1.36)	—

Total distributions	(1.97)	(1.21)	(1.36)	—

Net asset value, end of period	$107.15	$82.99	$59.92	$46.81

Total return	31.71%[c]	40.62%	31.30%	20.89%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$412,534	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[d]	0.73%[e]	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[d]	1.58%	2.62%	2.23%	3.86%
Portfolio turnover rate[f]	3%	32%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.72%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$34.75	$24.17	$23.06	$21.17	$13.25	$18.16

Income from investment operations:
Net investment income (loss)[a]	0.43	0.46	0.22	0.19	(0.00)[b]	0.09
Net realized and unrealized gain (loss)	11.84	10.22	1.13	1.70	7.92	(4.90)

Total from investment operations	12.27	10.68	1.35	1.89	7.92	(4.81)

Less distributions from:
Net investment income	(0.26)	(0.10)	(0.24)	—	—	(0.03)
Return of capital	—	—	—	—	—	(0.07)

Total distributions	(0.26)	(0.10)	(0.24)	—	—	(0.10)

Net asset value, end of period	$46.76	$34.75	$24.17	$23.06	$21.17	$13.25

Total return	35.36%[c]	44.29%	5.83%	8.93%	59.77%	(26.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,842,457	$698,455	$315,464	$154,486	$96,336	$37,767
Ratio of expenses to average net assets[d]	0.73%	0.74%	0.94%	0.99%	1.00%	1.01%
Ratio of expenses to average net assets exclusive of foreign taxes and extraordinary expenses, if applicable[d]	0.72%[e]	0.74%	0.94%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[d]	2.06%	1.49%	0.87%	0.98%	(0.01)%	0.64%
Portfolio turnover rate[f]	7%	30%	29%	39%	25%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Excludes foreign taxes and proxy fees.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2006 and the year ended August 31, 2005 would have been 3% and 9%, respectively. See Note 4.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$11.57	$10.66	$10.79	$8.82	$9.01	$16.41

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.27	0.14	0.04	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.33	0.72	(0.25)	1.93	(0.16)	(7.37)

Total from investment operations	1.30	0.99	(0.11)	1.97	(0.19)	(7.40)

Less distributions from:
Net investment income	(0.14)	(0.08)	(0.02)	—	—	—

Total distributions	(0.14)	(0.08)	(0.02)	—	—	—

Net asset value, end of period	$12.73	$11.57	$10.66	$10.79	$8.82	$9.01

Total return	11.24%[b]	9.28%	(1.10)%	22.45%	(2.11)%	(45.09)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,050,408	$752,640	$390,228	$234,727	$142,043	$110,786
Ratio of expenses to average net assets[c]	0.75%	1.03%	1.19%[d]	1.31%	1.33%	1.60%
Ratio of expenses to average net assets exclusive of foreign taxes and extraordinary expenses, if applicable[c]	0.72%[e]	0.74%	0.92%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[c]	(0.45)%	2.34%	1.23%[f]	0.43%	(0.28)%	(0.23)%
Portfolio turnover rate[g]	3%	20%	19%	15%	11%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[e]	Excludes foreign taxes and proxy fees.
[f]	Ratio of net investment income to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 1.21%.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2006 and the year ended August 31, 2005 would have been 1% and 10%, respectively. See Note 4.

See notes to the financial statements.

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan may levy taxes on stock dividends at rates of 16.50% and up to 20.00%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2006.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2005, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Australia	$674,889	$630,985	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$8,533,817
Brazil	—	—	—	—	48,085,016	—	—	48,085,016
Canada	—	—	—	780,114	21,276	2,463,817	5,786,217	9,051,424
Emerging Markets	—	—	—	—	—	840,778	20,296,564	21,137,342
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	468,716	14,727,409
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	6,820,474	28,967,418
Mexico	—	—	—	1,319,032	2,329,290	3,136,170	12,913	6,797,405
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	1,853,572	4,746,147
Singapore	—	—	—	4,810,766	4,428,316	4,256,421	2,558,348	16,053,851
South Africa	—	—	—	—	—	527,613	—	527,613
South Korea	—	—	556,540	666,642	504,041	3,363,449	11,590,303	16,680,975
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	12,022,719	42,374,617

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Australia	$425,830,767	$87,728,808	$(5,057,635)	$82,671,173
Brazil	1,270,127,639	673,769,348	—	673,769,348
Canada	798,210,297	170,236,950	(8,057,029)	162,179,921
Emerging Markets	10,163,302,891	3,060,101,204	(64,503,049)	2,995,598,155
Hong Kong	683,834,099	121,515,220	(3,657,251)	117,857,969
Malaysia	321,105,574	79,654,312	(6,032,838)	73,621,474
Mexico	418,155,062	85,251,199	(865,071)	84,386,128
Pacific ex-Japan	1,461,546,433	402,967,713	(5,437,117)	397,530,596
Singapore	403,481,182	89,967,802	(3,474,672)	86,493,130
South Africa	322,791,429	89,793,783	—	89,793,783
South Korea	1,351,115,537	513,166,039	(547,832)	512,618,207
Taiwan	1,875,169,277	204,208,266	(29,635,216)	174,573,050

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of these four Funds as follows:

Investment Advisory Fee	Aggregate Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund excluding any investments in other iShares Funds, of 0.75%. BGFA voluntarily waives its advisory fees for the iShares MSCI Emerging Markets Index Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not currently receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2006, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$39,225
Brazil	1,515
Emerging Markets	3,086,710
Hong Kong	98,186
Mexico	54,278
Pacific ex-Japan	232,018
Singapore	84,220
South Korea	336,974

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended February 28, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of February 28, 2006, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

NOTES TO THE FINANCIAL STATEMENTS	89

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended February 28, 2006, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Australia
IMMF	108	17,435	17,471	72	$72,364	$2,830	$—
Brazil
IMMF	1,112	313,723	312,310	2,525	2,525,013	50,404	—
Canada
IMMF	39	43,356	43,000	395	394,916	7,383	—
Emerging Markets
IMMF	4,035	1,126,135	1,115,684	14,486	14,485,808	182,501	—
iShares MSCI Malaysia Index Fund	1,180	34	—	1,214	8,901,252	350,401	—
iShares MSCI South Korea Index Fund	402	203	40	565	26,219,840	169,452	748,462
iShares MSCI Taiwan Index Fund	1,516	1,263	65	2,714	34,299,904	211,224	227,566
Hong Kong
IMMF	23	36,788	36,115	696	696,030	6,375	—
Malaysia
IMMF	401	40,408	40,587	222	222,045	5,420	—
Mexico
IMMF	17	39,290	38,939	368	367,620	6,955	—
Pacific ex-Japan
IMMF	816	64,539	65,336	19	18,881	10,652	—
Singapore
IMMF	52	28,326	28,158	220	220,334	4,817	—
South Africa
IMMF	5	16,319	15,959	365	365,084	2,861	—
South Korea
IMMF	1,393	295,994	293,709	3,678	3,678,378	49,367	—
Taiwan
IMMF	70	157,471	156,270	1,271	1,270,794	25,365	—
During the six months ended February 28, 2006, certain Funds invested cash collateral from securities on loan in a joint investment account with other investment funds managed by BGFA (see Note 5). The joint account invested in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account, the information needed to isolate the activity at the Fund level is not available. The information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2006, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2006, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$9,534,267	$18,560,881
Brazil	999,554,484	71,006,849
Canada	21,955,797	23,666,262
Emerging Markets	297,180,024	343,583,628
Hong Kong	23,256,462	33,374,181
Malaysia	75,065,297	81,668,865
Mexico	31,478,006	34,738,403
Pacific ex-Japan	50,598,488	83,873,090
Singapore	11,101,089	18,215,805
South Africa	6,509,970	8,078,213
South Korea	904,126,985	81,880,740
Taiwan	1,195,445,794	32,868,058

In-kind transactions (see Note 4) for the six months ended February 28, 2006, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$111,651,523	$3,689,037
Canada	521,592,513	60,536,184
Emerging Markets	4,024,144,838	757,309,170
Hong Kong	153,931,979	9,796,199
Mexico	269,547,121	149,192,100
Pacific ex-Japan	270,695,876	39,835,451
Singapore	116,826,331	11,370,406
South Africa	245,143,639	35,097,607

NOTES TO THE FINANCIAL STATEMENTS	91

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	93

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select Social SM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

2461-iS-1205

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

iShares®

2006 ANNUAL REPORT TO SHAREHOLDERS | FEBRUARY 28, 2006

iSHARES MSCI SERIES

iSHARES MSCI JAPAN INDEX FUND

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2006

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended February 28, 2006, the Fund returned 28.02%, while the Index returned 28.53%.

Average Annual Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.15%	28.20%	31.14%	6.14%	5.74%	6.65%	(0.01)%	(0.16)%	0.75%

Cumulative Total Returns
Year Ended 2/28/06			Five Years Ended 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.15%	28.20%	31.14%	34.70%	32.16%	37.98%	(0.09)%	(1.62)%	7.78%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/18/96), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Consumer Cyclical	24.93%
Financial	23.20
Industrial	19.95
Consumer Non-Cyclical	9.46
Basic Materials	8.26
Communications	4.77
Technology	4.35
Utilities	4.09
Energy	0.98
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Toyota Motor Corp.	5.65%
Mitsubishi UFJ Financial Group	4.67
Mizuho Financial Group Inc.	2.79
Sumitomo Mitsui Financial Group Inc.	2.37
Takeda Pharmaceutical Co. Ltd.	1.80
Sony Corp.	1.76
Canon Inc.	1.73
Honda Motor Co. Ltd.	1.70
Matsushita Electric Industrial Co. Ltd.	1.53
Seven & I Holdings Co. Ltd.	1.24

TOTAL	25.24%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Actual	$1,000.00	$1,280.20	0.56%	$3.17
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
COMMON STOCKS – 99.99%
ADVERTISING – 0.34%
Asatsu-DK Inc.	163,600	$5,890,024
Dentsu Inc.	8,180	27,613,900
Hakuhodo DY Holdings Inc.	163,600	13,319,646

		46,823,570
AGRICULTURE – 0.62%
Japan Tobacco Inc.	4,908	84,748,543

		84,748,543
AIRLINES – 0.15%
All Nippon Airways Co. Ltd.[1]	3,272,000	12,034,292
Japan Airlines System Corp.[1]	3,272,000	8,785,599

		20,819,891
APPAREL – 0.28%
Gunze Ltd.	1,636,000	10,537,069
Onward Kashiyama Co. Ltd.	1,636,000	27,981,144

		38,518,213
AUTO MANUFACTURERS – 8.40%
Hino Motors Ltd.	1,636,000	10,438,196
Honda Motor Co. Ltd.	3,926,400	233,905,979
Nissan Motors Co. Ltd.	11,615,600	134,382,939
Toyota Motor Corp.	14,396,800	776,861,645

		1,155,588,759
AUTO PARTS & EQUIPMENT – 1.67%
Aisin Seiki Co. Ltd.	981,600	35,170,645
Bridgestone Corp.	3,272,000	64,408,893
Denso Corp.	2,944,800	108,817,129
NOK Corp.[1]	490,800	14,492,001
Toyoda Gosei Co. Ltd.	327,200	7,034,129

		229,922,797
BANKS – 13.41%
Bank of Fukuoka Ltd.	3,272,000	28,023,518
Bank of Yokohama Ltd. (The)	6,544,000	53,561,080
Chiba Bank Ltd. (The)	3,272,000	27,797,522
Gunma Bank Ltd.	1,636,000	12,316,789
Hokuhoku Financial Group Inc.	4,908,000	21,399,007
Joyo Bank Ltd.	4,908,000	31,738,329
Mitsubishi UFJ Financial Group	42,517	642,389,380
Mitsubishi UFJ Securities Co. Ltd.	1,629,000	24,120,311
Mitsui Trust Holdings Inc.	3,272,000	48,532,665
Mizuho Financial Group Inc.	47,448	383,434,733
Nishi-Nippon City Bank Ltd. (The)	3,265,000	16,913,447
Resona Holdings Inc.[2]	22,904	82,064,839
77 Bank Ltd. (The)	1,636,000	12,429,786
Shinsei Bank Ltd.	4,908,000	33,263,803
Shizuoka Bank Ltd. (The)	3,272,000	32,345,694
Sumitomo Mitsui Financial Group Inc.	29,448	325,434,405
Sumitomo Trust & Banking Co. Ltd. (The)	6,544,000	67,403,341

		1,843,168,649
BEVERAGES – 0.83%
Asahi Breweries Ltd.	1,636,000	22,218,243
Coca-Cola West Japan Co. Ltd.	327,200	7,853,366
Ito En Ltd.	327,200	10,198,074
Kirin Brewery Co. Ltd.	4,908,000	65,171,630
Sapporo Breweries Ltd.[1]	1,636,000	8,545,478

		113,986,791
BUILDING MATERIALS – 1.38%
Asahi Glass Co. Ltd.	4,908,000	69,917,548
Daikin Industries Ltd.	1,145,200	38,362,841
JS Group Corp.	1,472,400	28,984,002
Matsushita Electric Works Ltd.	1,636,000	19,252,044
Nippon Sheet Glass Co. Ltd.	1,636,000	6,949,381
Sumitomo Osaka Cement Co. Ltd.	1,636,000	5,169,661
Taiheiyo Cement Corp.	4,908,000	21,356,633

		189,992,110
CHEMICALS – 4.08%
Asahi Kasei Corp.	6,544,000	43,673,749
Daicel Chemical Industries Ltd.	1,636,000	13,319,646
Dainippon Ink & Chemical Inc.	3,272,000	13,418,520
Denki Kagaku Kogyo Kabushiki Kaisha	3,272,000	13,898,762
Ishihara Sangyo Kaisha Ltd.	1,636,000	3,262,819
JSR Corp.	1,308,800	38,984,330
Kaneka Corp.	1,636,000	21,653,252
Mitsubishi Chemical Holdings Corp.[2]	5,307,000	32,439,940
Mitsubishi Gas Chemical Co. Inc.	1,636,000	19,506,290
Mitsui Chemicals Inc.	3,272,000	26,385,047
Nippon Kayaku Co. Ltd.	1,636,000	13,743,388

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
Nissan Chemical Industries Ltd.	1,636,000	$27,246,657
Nitto Denko Corp.	818,000	71,047,528
Shin-Etsu Chemical Co. Ltd.	1,963,200	105,596,685
Showa Denko K.K.	4,908,000	21,314,259
Sumitomo Chemical Co. Ltd.	6,544,000	51,414,116
Taiyo Nippon Sanso Corp.	1,636,000	11,511,677
Tosoh Corp.	3,272,000	17,401,701
Ube Industries Ltd.	4,908,000	14,619,123

		560,437,489
COMMERCIAL SERVICES – 0.97%
Benesse Corp.	327,200	11,328,056
Dai Nippon Printing Co. Ltd.	3,272,000	58,193,999
Kamigumi Co. Ltd.	1,636,000	12,599,283
TIS Inc.	327,200	8,785,599
Toppan Printing Co. Ltd.	3,272,000	42,035,277

		132,942,214
COMPUTERS – 1.14%
CSK Corp.	327,200	15,085,241
Fujitsu Ltd.	9,816,000	79,409,385
Meitec Corp.[1]	163,600	5,649,903
Net One Systems Co. Ltd.[1]	4,908	9,957,954
TDK Corp.	654,400	46,103,207

		156,205,690
COSMETICS & PERSONAL CARE – 0.89%
Aderans Co. Ltd.	163,600	4,548,172
Kao Corp.	3,272,000	89,268,466
Shiseido Co. Ltd.	1,636,000	29,026,376

		122,843,014
DISTRIBUTION & WHOLESALE – 3.18%
Itochu Corp.	8,180,000	68,999,439
Marubeni Corp.	6,548,000	32,846,000
Mitsubishi Corp.	6,216,800	145,993,490
Mitsui & Co. Ltd.	8,180,000	112,998,057
Sojitz Corp.[2]	1,636,000	9,096,344
Sumitomo Corp.	4,908,000	67,375,092

		437,308,422
DIVERSIFIED FINANCIAL SERVICES – 4.30%
ACOM Co. Ltd.	376,280	23,195,676
Aeon Credit Service Co. Ltd.	491,070	14,118,395
AIFUL Corp.	409,000	27,507,965
Credit Saison Co. Ltd.	818,000	38,984,329
Daiwa Securities Group Inc.	6,544,000	79,098,640
Nikko Cordial Corp.	4,090,000	65,750,745
Nomura Holdings Inc.	8,672,400	168,094,436
ORIX Corp.	409,000	109,819,987
Promise Co. Ltd.	490,800	29,789,113
Takefuji Corp.	539,880	34,865,551

		591,224,837
ELECTRIC – 3.33%
Chubu Electric Power Co. Inc.[1]	3,272,000	87,008,504
Electric Power Development Co. Ltd.	981,600	31,526,458
Kansai Electric Power Co. Inc. (The)	3,763,600	87,895,861
Kyushu Electric Power Co. Inc.	1,963,200	47,459,184
Tohoku Electric Power Co. Inc.	2,126,800	48,292,545
Tokyo Electric Power Co. Inc. (The)	5,726,400	155,241,925

		457,424,477
ELECTRICAL COMPONENTS & EQUIPMENT – 3.71%
Casio Computer Co. Ltd.	1,636,000	26,695,791
Fujikura Ltd.	1,636,000	18,475,183
Furukawa Electric Co. Ltd.[2]	3,272,000	26,017,802
Hitachi Cable Ltd.	1,636,000	9,308,215
Hitachi Ltd.	16,360,000	115,964,256
Mitsubishi Electric Corp.	9,816,000	79,239,888
Sharp Corp.	4,908,000	87,714,742
Stanley Electric Co. Ltd.	655,600	12,735,592
Sumitomo Electric Industries Ltd.	3,272,000	49,775,644
Toshiba Corp.	14,724,000	84,663,795

		510,590,908
ELECTRONICS – 4.55%
Advantest Corp.	327,300	37,668,111
Alps Electric Co. Ltd.	818,000	12,924,153
Fanuc Ltd.	818,000	69,917,548
Hirose Electric Co. Ltd.	163,600	22,345,366
IBIDEN Co. Ltd.	654,400	31,187,464
Keyence Corp.	163,620	45,275,381
Kyocera Corp.	818,000	73,448,737
Mabuchi Motor Co. Ltd.	163,600	8,432,480
Minebea Co. Ltd.	1,636,000	9,957,954
Murata Manufacturing Co. Ltd.	981,600	61,696,939
NEC Corp.	9,816,000	61,103,700
NGK Insulators Ltd.	1,636,000	22,345,366

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
Nippon Electric Glass Co. Ltd.	1,636,000	$40,043,687
Omron Corp.	1,145,200	32,034,949
Secom Co. Ltd.	1,153,000	57,737,104
Yaskawa Electric Corp.[2]	1,636,000	18,079,689
Yokogawa Electric Corp.[1]	1,145,600	21,265,185

		625,463,813
ENGINEERING & CONSTRUCTION – 1.17%
JGC Corp.	1,636,000	35,311,893
Kajima Corp.[1]	4,908,000	29,068,750
Nishimatsu Construction Co. Ltd.[1]	1,636,000	6,991,755
Obayashi Corp.	3,272,000	24,633,577
Okumura Corp.	1,636,000	8,870,347
Shimizu Corp.	3,272,000	23,221,101
Taisei Corp.	4,908,000	23,983,838
Toda Corp.	1,636,000	8,432,480

		160,513,741
ENTERTAINMENT – 0.25%
Oriental Land Co. Ltd.	327,200	19,322,667
Toho Co. Ltd.	821,400	15,495,437

		34,818,104
FOOD – 0.96%
Ajinomoto Co. Inc.	3,272,000	35,029,397
Ariake Japan Co. Ltd.[1]	170,330	4,794,092
Katokichi Co. Ltd.	999,600	6,895,579
Kikkoman Corp.	1,636,000	16,130,472
Meiji Dairies Corp.	1,636,000	8,898,597
Meiji Seika Kaisha Ltd.	1,636,000	8,418,355
Nichirei Corp.	1,636,000	7,556,745
Nippon Meat Packers Inc.	1,636,000	16,314,094
Nisshin Seifun Group Inc.	1,198,600	12,252,471
Nissin Food Products Co. Ltd.	490,800	15,042,867

		131,332,669
FOREST PRODUCTS & PAPER – 0.41%
Nippon Paper Group Inc.	4,908	22,797,359
OJI Paper Co. Ltd.	4,908,000	34,153,663

		56,951,022
GAS – 0.76%
Osaka Gas Co. Ltd.	11,452,000	43,998,618
Tokyo Gas Co. Ltd.	13,088,000	60,227,965

		104,226,583
HAND & MACHINE TOOLS – 0.90%
Fuji Electric Holdings Co. Ltd.	3,272,000	15,508,984
Nidec Corp.	539,600	43,326,397
SMC Corp.	327,200	46,752,947
THK Co. Ltd.	654,400	18,644,679

		124,233,007
HEALTH CARE-PRODUCTS – 0.85%
Hoya Corp.	2,159,800	86,522,529
Terumo Corp.	981,600	30,170,481

		116,693,010
HOME BUILDERS – 0.94%
Daiwa House Industry Co. Ltd.	3,272,000	52,911,341
Sekisui Chemical Co. Ltd.	3,272,000	26,582,793
Sekisui House Ltd.	3,272,000	50,142,888

		129,637,022
HOME FURNISHINGS – 3.56%
Matsushita Electric Industrial Co. Ltd.	9,816,015	210,176,708
Pioneer Corp.	1,308,800	20,712,544
Sony Corp.	5,071,600	242,140,712
Yamaha Corp.	981,600	16,992,083

		490,022,047
HOUSEWARES – 0.10%
Toto Ltd.	1,636,000	13,927,011

		13,927,011
INSURANCE – 3.06%
Millea Holdings Inc.	8,180	168,790,848
Mitsui Sumitomo Insurance Co. Ltd.	6,544,000	87,573,494
Sompo Japan Insurance Inc.	4,908,000	71,993,887
T&D Holdings Inc.	1,227,000	92,905,590

		421,263,819
INTERNET – 1.72%
Index Corp.[1]	5,710	10,500,583
Rakuten Inc.	21,268	18,545,806
SBI Holdings Inc.[1]	31,084	16,692,638
Softbank Corp.	3,762,800	116,952,989
Trend Micro Inc.	818,000	25,424,563
Yahoo! Japan Corp.	40,900	48,730,412

		236,846,991

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
IRON & STEEL – 2.97%
JFE Holdings Inc.	2,781,250	$103,734,081
Kobe Steel Ltd.	13,088,000	50,397,134
Nippon Steel Corp.	31,084,000	125,328,970
Nisshin Steel Co. Ltd.	4,908,000	16,610,715
Sumitomo Metal Industries Ltd.	21,268,000	95,666,981
Tokyo Steel Manufacturing Co. Ltd.	818,000	15,925,664

		407,663,545
LEISURE TIME – 0.85%
Namco Bandai Holdings Inc.[2]	1,318,898	16,374,491
Sankyo Co. Ltd.	327,200	20,141,904
Sega Sammy Holdings Inc.	756,400	31,215,989
Shimano Inc.	490,800	14,195,381
Yamaha Motor Co. Ltd.	1,472,400	34,196,037

		116,123,802
MACHINERY – CONSTRUCTION & MINING – 0.64%
Komatsu Ltd.	4,908,000	88,350,357

		88,350,357
MACHINERY - DIVERSIFIED – 0.97%
Amada Co. Ltd.	1,636,000	15,621,982
Kubota Corp.	4,908,000	48,730,413
Sumitomo Heavy Industries Ltd.	3,272,000	29,661,990
Toyota Industries Corp.	982,000	39,678,481

		133,692,866
MANUFACTURING – 2.17%
Fuji Photo Film Co. Ltd.	2,454,000	79,451,759
Ishikawajima-Harima Heavy Industries Co. Ltd.[1,2]	6,544,000	20,226,653
Kawasaki Heavy Industries Ltd.[1]	8,180,000	28,461,387
Konica Minolta Holdings Inc.	1,328,000	16,739,737
Mitsubishi Heavy Industries Ltd.	16,360,000	77,686,164
Nikon Corp.	1,636,000	28,178,890
Olympus Corp.	1,636,000	47,600,432

		298,345,022
MEDIA – 0.02%
Fuji Television Network Inc.	1,154	2,809,653

		2,809,653
METAL FABRICATE & HARDWARE – 0.27%
NSK Ltd.	3,272,000	25,339,814
NTN Corp.	1,636,000	12,232,040

		37,571,854
MINING – 0.80%
Dowa Mining Co. Ltd.	1,636,000	18,291,560
Mitsubishi Materials Corp.[1]	4,908,000	25,805,931
Mitsui Mining & Smelting Co. Ltd.	3,272,000	22,458,364
Sumitomo Metal Mining Co. Ltd.	3,272,000	44,040,993

		110,596,848
OFFICE & BUSINESS EQUIPMENT – 2.29%
Canon Inc.	3,762,800	237,804,412
Ricoh Co. Ltd.	3,272,000	61,160,198
Seiko Epson Corp.	654,400	15,706,730

		314,671,340
OIL & GAS – 0.98%
INPEX Corp.	1,636	15,819,728
Nippon Mining Holdings Inc.	4,090,000	30,756,659
Nippon Oil Corp.	6,544,500	49,892,454
Teikoku Oil Co. Ltd.	1,636,000	22,331,241
TonenGeneral Sekiyu K.K.[1]	1,636,000	16,356,468

		135,156,550
PACKAGING & CONTAINERS – 0.15%
Toyo Seikan Kaisha Ltd.	1,145,200	19,873,534

		19,873,534
PHARMACEUTICALS – 4.34%
Astellas Pharma Inc.	2,781,230	108,055,558
Chugai Pharmaceutical Co. Ltd.	1,636,000	30,156,356
Daiichi Sankyo Co. Ltd.[2]	2,978,169	61,453,261
Eisai Co. Ltd.	1,308,800	61,131,949
Kyowa Hakko Kogyo Co. Ltd.	1,636,000	12,486,285
Shionogi & Co. Ltd.	1,636,000	22,684,360
Taisho Pharmaceutical Co. Ltd.	1,636,000	34,888,151
Takeda Pharmaceutical Co. Ltd.	4,417,200	247,889,489
Tanabe Seiyaku Co. Ltd.	1,636,000	18,164,438

		596,909,847
REAL ESTATE – 2.24%
Daito Trust Construction Co. Ltd.	490,800	23,093,978
Leopalace21 Corp.	654,400	23,786,091
Mitsubishi Estate Co. Ltd.	4,908,000	104,452,580
Mitsui Fudosan Co. Ltd.	4,908,000	102,969,480
Sumitomo Realty & Development Co. Ltd.	1,636,000	38,560,587
Tokyu Land Corp.	1,636,000	14,506,126

		307,368,842

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.11%
Japan Real Estate Investment Corp.	1,636	$14,689,747

		14,689,747
RETAIL – 3.87%
Aeon Co. Ltd.	3,435,600	82,756,952
Aoyama Trading Co. Ltd.	327,200	10,169,825
Autobacs Seven Co. Ltd.	163,600	8,305,357
Citizen Watch Co. Ltd.[1]	1,963,200	17,661,596
Daimaru Inc. (The)	1,636,000	22,260,617
FamilyMart Co. Ltd.	327,200	10,311,073
Fast Retailing Co. Ltd.	327,200	28,701,507
Isetan Co. Ltd.	1,308,800	24,012,087
Lawson Inc.	327,200	12,288,539
Marui Co. Ltd.	1,636,000	31,356,961
Mitsukoshi Ltd.[1]	1,636,000	9,392,963
Seven & I Holdings Co. Ltd.	4,123,880	170,189,047
Shimachu Co. Ltd.	327,200	9,689,584
Takashimaya Co. Ltd.	1,636,000	24,012,086
UNY Co. Ltd.	1,636,000	25,071,444
USS Co. Ltd.	147,240	9,750,320
Yamada Denki Co. Ltd.	327,200	35,481,390

		531,411,348
SEMICONDUCTORS – 0.83%
NEC Electronics Corp.	327,200	11,045,560
Rohm Co. Ltd.	491,200	47,667,498
Tokyo Electron Ltd.	818,052	55,301,939

		114,014,997
SHIPBUILDING – 0.11%
Mitsui Engineering & Shipbuilding Co. Ltd.	4,908,000	15,593,731

		15,593,731
SOFTWARE – 0.09%
Konami Corp.	490,800	12,224,977

		12,224,977
TELECOMMUNICATIONS – 2.69%
Hikari Tsushin Inc.[1]	163,600	11,441,053
KDDI Corp.	13,088	67,685,836
Nippon Telegraph & Telephone Corp.	26,176	114,354,034
NTT Data Corp.[1]	8,180	38,348,716
NTT DoCoMo Inc.	85,075	127,805,310
Oki Electric Industry Co. Ltd.	3,272,000	10,593,568

		370,228,517
TEXTILES – 1.15%
Kuraray Co. Ltd.	1,636,000	19,774,660
Mitsubishi Rayon Co. Ltd.	3,272,000	26,639,292
Nisshinbo Industries Inc.	1,636,000	17,274,578
Teijin Ltd.	4,908,000	33,433,300
Toray Industries Inc.	6,544,000	50,905,625
Toyobo Co. Ltd.	3,272,000	10,254,574

		158,282,029
TOYS, GAMES & HOBBIES – 0.53%
Nintendo Co. Ltd.	491,500	73,242,305

		73,242,305
TRANSPORTATION – 3.93%
Central Japan Railway Co.	8,180	80,511,116
East Japan Railway Co.	17,996	128,648,288
Kawasaki Kisen Kaisha Ltd.[1]	3,272,000	20,622,145
Keihin Electric Express Railway Co. Ltd.[1]	2,439,000	20,425,901
Keio Corp.	3,272,000	20,311,401
Kintetsu Corp.[1]	8,180,000	31,851,328
Mitsui O.S.K. Lines Ltd.	4,908,000	36,314,751
Nippon Express Co. Ltd.	4,908,000	26,314,422
Nippon Yusen Kabushiki Kaisha	4,908,000	32,289,195
Seino Holdings Co. Ltd.	1,636,000	16,059,849
Tobu Railway Co. Ltd.	4,908,000	24,873,697
Tokyu Corp.	4,908,000	30,975,593
West Japan Railway Co.	9,816	40,001,312
Yamato Holdings Co. Ltd.	1,636,000	31,498,208

		540,697,206
VENTURE CAPITAL – 0.08%
JAFCO Co. Ltd.	163,600	11,356,305

		11,356,305

TOTAL COMMON STOCKS (Cost: $10,480,810,687)		13,749,350,435

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.65%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$413,475	$413,475
Wells Fargo Bank N.A.
4.78%, 12/05/06	661,559	661,559

		1,075,034
COMMERCIAL PAPER[3] – 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	413,475	410,038
CC USA Inc.
4.23%, 04/21/06	248,085	246,598
Edison Asset Securitization LLC
4.37%, 05/08/06	413,475	410,062
Galaxy Funding Inc.
4.23%, 04/18/06	237,334	235,996
Grampian Funding LLC
4.41%, 05/15/06	413,475	409,676
Nordea North America Inc.
4.16%, 04/04/06	868,297	864,885
Sigma Finance Inc.
4.16%, 04/06/06	496,170	494,105

		3,071,360
MEDIUM-TERM NOTES[3] – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06	256,354	256,345
K2 USA LLC
3.94%, 07/07/06	496,170	496,161
Marshall & Ilsley Bank
5.18%, 12/15/06	826,949	829,202
Toronto-Dominion Bank
3.81%, 06/20/06	1,033,687	1,033,717
US Bank N.A.
2.85%, 11/15/06	165,390	163,230

		2,778,655
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.51%[4,5]	474,647	474,647

		474,647

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.16%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $1,240,583 (collateralized by non-U.S. Government debt securities, value $1,366,696, 0.00% to 9.40%, 11/15/15 to 6/12/47).[6]	$1,240,424	$1,240,424
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $4,135,271 (collateralized by U.S. Government obligations, value $4,225,765, 3.69% to 10.00%, 5/1/09 to 1/1/36).	4,134,746	4,134,746
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $2,067,638 (collateralized by non-U.S. Government debt securities, value $2,174,226, 1.01%, 9/19/35).[6]	2,067,373	2,067,373
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $4,135,270 (collateralized by U.S. Government obligations, value $4,224,211, 4.50% to 7.50%, 9/1/09 to 11/1/35).	4,134,746	4,134,746
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $4,135,287 (collateralized by non-U.S. Government debt securities, value $4,348,452, 0.00% to 10.00%, 8/15/07 to 2/1/16).[6]	4,134,746	4,134,746

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $992,464 (collateralized by U.S. Government obligations, value $1,013,831, 3.99% to 5.51%, 7/1/32 to 2/1/36).	$992,339	$992,339
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $827,056 (collateralized by non-U.S. Government debt securities, value $853,155, 0.00% to 7.88%, 5/15/08 to 1/15/16).[6]	826,949	826,949
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $4,135,275 (collateralized by non-U.S. Government debt securities, value $4,341,833, 0.00% to 7.16%, 3/1/06 to 3/25/35).[6]	4,134,746	4,134,746

		21,666,069
TIME DEPOSITS[3] – 0.05%
KBC Bank
4.57%, 03/01/06	1,653,898	1,653,898
Societe Generale
4.57%, 03/01/06	2,894,322	2,894,322
US Bank N.A.
4.45%, 03/01/06	1,488,070	1,488,070

		6,036,290
VARIABLE & FLOATING RATE NOTES[3] – 0.39%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[7]	2,323,727	2,324,097
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	1,943,331	1,943,319
American Express Centurion Bank
4.57%, 06/29/06	330,780	330,780
American Express Credit Corp.
4.67%, 02/05/07	248,085	248,283
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[7]	2,687,585	2,688,288
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[7]	537,517	537,517
Bank of Ireland
4.54%, 03/20/07[7]	826,949	826,949
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[7]	1,066,765	1,066,744
BMW US Capital LLC
4.54%, 02/15/07[7]	826,949	826,949
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[7]	2,224,493	2,224,463
Commodore CDO Ltd.
4.56%, 12/12/06[7]	206,737	206,737
DEPFA Bank PLC
4.50%, 12/15/06	826,949	826,949
Dorada Finance Inc.
4.52%, 06/26/06[7]	206,737	206,731
Eli Lilly Services Inc.
4.54%, 09/01/06[7]	826,949	826,949
Fifth Third Bancorp.
4.55%, 01/23/07[7]	1,653,898	1,653,898
Five Finance Inc.
4.54%, 06/26/06[7]	165,390	165,385
General Electric Capital Corp.
4.67%, 03/09/07	372,127	372,407
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	206,737	206,737
Hartford Life Global Funding Trusts
4.56%, 02/15/07	826,949	826,949
HBOS Treasury Services PLC
4.57%, 01/24/07[7]	826,949	826,949
Holmes Financing PLC
4.54%, 12/15/06[7]	2,274,110	2,274,110
HSBC Bank USA N.A.
4.70%, 05/04/06	289,432	289,474
K2 USA LLC
4.53%, 06/02/06[7]	744,254	744,235

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2006

Security	Principal	Value
Leafs LLC
4.57%, 01/22/07 - 02/20/07[7]	$866,411	$866,411
Links Finance LLC
4.56%, 03/15/06[7]	661,559	661,563
Marshall & Ilsley Bank
4.55%, 02/15/07	454,822	454,822
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[7]	2,472,578	2,473,596
Mound Financing PLC
4.53%, 11/08/06[7]	1,653,898	1,653,898
Natexis Banques Populaires
4.55%, 03/15/07[7]	620,212	620,212
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[7]	2,232,763	2,232,840
Nordea Bank AB
4.55%, 02/09/07[7]	1,447,161	1,447,161
Northern Rock PLC
4.61%, 02/02/07[7]	992,339	992,370
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[7]	2,249,302	2,249,302
Pfizer Investment Capital PLC
4.53%, 02/15/07[7]	2,067,373	2,067,373
Principal Life Income Funding Trusts
4.70%, 05/10/06	620,212	620,216
Sedna Finance Inc.
4.54%, 09/20/06[7]	248,085	248,085
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[7]	917,914	917,897
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[7]	826,949	826,949
Societe Generale
4.54%, 03/02/07[7]	578,864	578,864
Strips III LLC
4.62%, 07/24/06[7,8]	213,349	213,349
SunTrust Bank
4.62%, 04/28/06	1,240,424	1,240,424
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[7]	1,844,097	1,844,008
Toyota Motor Credit Corp.
4.57%, 04/10/06	372,127	372,127
UniCredito Italiano SpA
4.43%, 06/14/06	1,075,034	1,074,924
Union Hamilton Special Funding LLC
4.52%, 03/28/06[7]	826,949	826,949
US Bank N.A.
4.54%, 09/29/06	372,127	372,070
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	1,240,424	1,240,424
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[7]	1,578,231	1,578,231
Wells Fargo & Co.
4.56%, 03/15/07[7]	413,475	413,506
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[7]	413,475	413,453
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[7]	868,297	868,297
Winston Funding Ltd.
4.68%, 04/23/06[7]	590,442	590,442
World Savings Bank
4.52%, 03/09/06	1,240,424	1,240,422

		53,645,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,747,139)		88,747,139

TOTAL INVESTMENTS IN SECURITIES – 100.64% (Cost: $10,569,557,826)		13,838,097,574
Other Assets, Less Liabilities – (0.64)%		(87,902,158)

NET ASSETS – 100.00%		$13,750,195,416

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2006

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$10,569,083,179

Affiliated issuers[a]	$474,647

Foreign currency, at cost	$13,333,365

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$13,837,622,927
Affiliated issuers[a]	474,647
Foreign currency, at value	13,356,392
Receivables:
Investment securities sold	123,537,714
Dividends and interest	7,495,390
Capital shares sold	325,794

Total Assets	13,982,812,864

LIABILITIES
Payables:
Investment securities purchased	138,347,435
Collateral for securities on loan (Note 5)	88,272,492
Investment advisory fees (Note 2)	5,997,521

Total Liabilities	232,617,448

NET ASSETS	$13,750,195,416

Net assets consist of:
Paid-in capital	$10,484,405,229
Distributions in excess of net investment income	(21,422,500)
Undistributed net realized gain	18,569,814
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	3,268,642,873

NET ASSETS	$13,750,195,416

Shares outstanding	981,600,000

Net asset value per share	$14.01

[a]	The Fund’s invesment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market value of $84,208,392. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2006

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$42,516,513
Interest from affiliated issuers[b]	157,717
Securities lending income[c]	1,162,097

Total investment income	43,836,327

EXPENSES
Investment advisory fees (Note 2)	30,914,105
Proxy fees	267,453

Total expenses	31,181,558

Net investment income	12,654,769

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,699,300)
In-kind redemptions	225,381,002
Foreign currency transactions	(1,654,260)

Net realized gain	211,027,442

Net change in unrealized appreciation (depreciation) on:
Investments	2,419,758,488
Translation of assets and liabilities in foreign currencies	137,303

Net change in unrealized appreciation (depreciation)	2,419,895,791

Net realized and unrealized gain	2,630,923,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,643,578,002

[a]	Net of foreign withholding tax of $1,963,617.
[b]	The Fund’s investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Fund’s investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

February 28, 2006

	iShares MSCI Japan Index Fund
	Six months ended February 28, 2006 (Unaudited)	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,654,769	$37,668,587
Net realized gain	211,027,442	63,663,962
Net change in unrealized appreciation (depreciation)	2,419,895,791	584,158,197

Net increase in net assets resulting from operations	2,643,578,002	685,490,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,636,178)	(26,096,423)

Total distributions to shareholders	(55,636,178)	(26,096,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,446,951,157	1,159,930,120
Cost of shares redeemed	(532,804,961)	(434,548,691)

Net increase in net assets from capital share transactions	3,914,146,196	725,381,429

INCREASE IN NET ASSETS	6,502,088,020	1,384,775,752
NET ASSETS:
Beginning of period	7,248,107,396	5,863,331,644

End of period	$13,750,195,416	$7,248,107,396

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,422,500)	$21,558,909

SHARES ISSUED AND REDEEMED:
Shares sold	361,800,000	109,200,000
Shares redeemed	(39,600,000)	(42,600,000)

Net increase in shares outstanding	322,200,000	66,600,000

See notes to the financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 28, 2006 (Unaudited)	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001
Net asset value, beginning of period	$10.99	$9.89	$8.29	$7.77	$9.07	$13.82

Income from investment operations:
Net investment income (loss)[a]	0.01	0.06	0.03	0.00[b]	(0.01)	(0.01)
Net realized and unrealized gain (loss)	3.07	1.08	1.57	0.52	(1.29)	(4.74)

Total from investment operations	3.08	1.14	1.60	0.52	(1.30)	(4.75)

Less distributions from:
Net investment income	(0.06)	(0.04)	(0.00)[b]	—	—	—

Total distributions	(0.06)	(0.04)	(0.00)[b]	—	—	—

Net asset value, end of period	$14.01	$10.99	$9.89	$8.29	$7.77	$9.07

Total return	28.02%[c]	11.58%	19.32%	6.69%	(14.33)%	(34.37)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,750,195	$7,248,107	$5,863,332	$1,726,855	$666,376	$527,899
Ratio of expenses to average net assets[d]	0.56%[e]	0.57%	0.64%[f]	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	0.23%	0.59%	0.28%[g]	0.03%	(0.12)%	(0.11)%
Portfolio turnover rate[h]	3%	6%	5%	2%	2%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees. Excluding proxy fees, the ratio of expenses to average net assets would have been 0.55%.
[f]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[g]	Ratio of net investment income to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.14%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	15

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2006.

As of August 31, 2005, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562 and $8,733,802 expiring in 2009, 2010, 2011, 2012 and 2013, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2006, the cost of investments for federal income tax purposes was $10,625,773,380. Net unrealized appreciation aggregated $3,212,324,194, of which $3,300,071,743 represented gross unrealized appreciation on securities and $87,747,549 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Company were borne by BGFA.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the

NOTES TO THE FINANCIAL STATEMENTS	17

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2006, BGI earned securities lending agent fees of $1,162,097.

Pursuant to Rule 17a-7 under the 1940 Act, the Fund executed cross trades for the six months ended February 28, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Fund’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Fund in shares of issuers of which BGFA is an affiliate for the six months ended February 28, 2006, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	694	981,838	982,057	475	$474,647	$157,717

During the six months ended February 28, 2006, the Fund invested cash collateral from securities on loan in a joint investment account with other investment funds managed by BGFA (see Note 5). The joint account invested in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account, the information needed to isolate the activity at the Fund level is not available. As such, the information reported above for the Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2006, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2006, aggregated $364,873,219 and $345,744,136, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2006, aggregated $4,383,409,646 and $531,065,688, respectively.

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. As of February 28, 2006, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2006, the Fund had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to the Fund, based on the Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2006 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Fund’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	19

Notes:

20	NOTES

Notes:

NOTES	21

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500 Growth (IVW)
iShares S&P 500 Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400 Growth (IJK)
iShares S&P MidCap 400 Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600 Growth (IJT)
iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds
iShares KLD Select Social SM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

2461-iS-1205

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Fund’s website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website at www.iShares.com. This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: May 2, 2006